UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—August 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2020
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund)
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)	3
Federal Money Market Fund	20
Treasury Money Market Fund	33
Trustees Approve Advisory Arrangements	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Investor Shares	$1,000.00	$1,002.50	$0.81
Admiral™ Shares	1,000.00	1,002.81	0.51
Federal Money Market Fund	$1,000.00	$1,001.87	$0.55
Treasury Money Market Fund	$1,000.00	$1,002.00	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Investor Shares	$1,000.00	$1,024.33	$0.81
Admiral Shares	1,000.00	1,024.63	0.51
Federal Money Market Fund	$1,000.00	$1,024.58	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.68	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund), 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/ 366).
2

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	25.9%
8 - 30 Days	19.9
31 - 60 Days	15.9
61 - 90 Days	11.6
91 - 180 Days	23.3
Over 180 Days	3.4
3

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (93.8%)
[2]	Fannie Mae Discount Notes	0.112%–0.122%	10/21/20	110,000	109,982
[2]	Fannie Mae Discount Notes	0.099%–0.112%	10/28/20	108,500	108,482
[2]	Fannie Mae Discount Notes	0.091%–0.101%	11/4/20	127,500	127,478
	Federal Farm Credit Banks Discount Notes	0.100%	11/4/20	14,000	13,998
	Federal Farm Credit Banks Discount Notes	0.105%–0.106%	2/3/21	488,000	487,779
	Federal Farm Credit Banks Discount Notes	0.122%	2/5/21	74,000	73,961
	Federal Farm Credit Banks Discount Notes	0.120%	2/24/21	474,000	473,724
	Federal Farm Credit Banks Discount Notes	0.132%	5/28/21	13,029	13,016
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.170%	9/1/20	148,000	147,990
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/1/20	123,000	122,988
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/2/20	41,000	40,996
	Federal Home Loan Banks	2.480%	10/29/20	81,535	81,844
	Federal Home Loan Banks	0.100%	2/1/21	301,000	300,984
	Federal Home Loan Banks	0.100%	2/8/21	120,000	119,994
	Federal Home Loan Banks	1.375%	2/18/21	76,000	76,444
	Federal Home Loan Banks Discount Notes	0.139%	9/4/20	66,000	65,999
	Federal Home Loan Banks Discount Notes	0.132%	9/9/20	81,000	80,998
	Federal Home Loan Banks Discount Notes	0.122%–0.132%	9/11/20	317,000	316,989
	Federal Home Loan Banks Discount Notes	0.112%–0.122%	9/16/20	309,000	308,985
	Federal Home Loan Banks Discount Notes	0.101%	9/18/20	200,832	200,823
	Federal Home Loan Banks Discount Notes	0.101%–0.122%	9/23/20	559,760	559,722
	Federal Home Loan Banks Discount Notes	0.101%	9/25/20	280,000	279,981
	Federal Home Loan Banks Discount Notes	0.112%	9/30/20	138,000	137,988
	Federal Home Loan Banks Discount Notes	0.101%–0.162%	10/2/20	823,000	822,900
	Federal Home Loan Banks Discount Notes	0.089%–0.162%	10/7/20	642,200	642,132
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/14/20	207,000	206,974
	Federal Home Loan Banks Discount Notes	0.101%–0.142%	10/16/20	652,000	651,901
	Federal Home Loan Banks Discount Notes	0.117%–0.142%	10/21/20	71,000	70,987
	Federal Home Loan Banks Discount Notes	0.106%–0.117%	10/23/20	897,000	896,859
	Federal Home Loan Banks Discount Notes	0.106%	10/27/20	350,000	349,943
	Federal Home Loan Banks Discount Notes	0.103%–0.106%	10/28/20	1,462,000	1,461,760
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/30/20	380,000	379,933
	Federal Home Loan Banks Discount Notes	0.106%	11/2/20	300,000	299,946
	Federal Home Loan Banks Discount Notes	0.100%–0.120%	11/4/20	636,500	636,384
4

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.106%	11/5/20	375,000	374,929
	Federal Home Loan Banks Discount Notes	0.106%	11/6/20	760,500	760,354
	Federal Home Loan Banks Discount Notes	0.103%	11/10/20	89,000	88,982
	Federal Home Loan Banks Discount Notes	0.111%–0.122%	11/12/20	662,000	661,852
	Federal Home Loan Banks Discount Notes	0.105%	11/13/20	500,000	499,894
	Federal Home Loan Banks Discount Notes	0.101%–0.102%	11/18/20	525,000	524,885
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	11/20/20	413,000	412,905
	Federal Home Loan Banks Discount Notes	0.112%–0.117%	11/25/20	102,000	101,973
	Federal Home Loan Banks Discount Notes	0.112%	11/27/20	350,000	349,907
	Federal Home Loan Banks Discount Notes	0.132%	12/21/20	15,000	14,994
	Federal Home Loan Banks Discount Notes	0.152%	1/20/21	17,000	16,990
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	2/17/21	61,000	60,962
	Federal Home Loan Banks Discount Notes	0.132%	2/19/21	28,460	28,442
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.085%	9/1/20	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.090%	9/1/20	987,000	987,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	160,000	160,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	138,000	138,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	98,000	97,983
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	91,000	91,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	0.110%	9/1/20	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.115%	9/1/20	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	691,000	691,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	584,000	584,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	388,000	388,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	212,000	212,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.125%	9/1/20	243,000	242,910
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	710,000	710,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	576,000	576,000
[3]	Federal Home Loan Banks, SOFR + 0.065%	0.135%	9/1/20	833,000	832,846
[3]	Federal Home Loan Banks, SOFR + 0.070%	0.140%	9/1/20	551,000	551,000
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.145%	9/1/20	107,000	106,962
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	447,000	447,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	217,000	217,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	141,000	140,976
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.165%	9/1/20	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	972,000	972,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	842,000	841,996
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	200,900	200,871
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	192,000	192,000
[3]	Federal Home Loan Banks, SOFR + 0.105%	0.175%	9/1/20	990,000	990,000
[3]	Federal Home Loan Banks, SOFR + 0.110%	0.180%	9/1/20	1,500,000	1,500,000
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.185%	9/1/20	801,000	800,966
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.185%	9/1/20	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.190%	9/1/20	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.190%	9/1/20	250,000	250,025
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	707,000	707,000
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	196,000	196,012
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.205%	9/1/20	210,000	210,008
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.205%	9/1/20	134,000	134,011
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.210%	9/1/20	143,000	143,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.230%	9/1/20	460,200	460,333
[2]	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	60,000	60,223
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.120%	9/1/20	30,000	30,001
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.165%	9/1/20	350,000	350,000
5

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.170%	9/1/20	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.210%	9/1/20	100,000	99,987
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.220%	9/1/20	71,500	71,473
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.250%	9/1/20	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.260%	9/1/20	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.270%	9/1/20	53,000	53,016
[2]	Federal National Mortgage Association	1.500%	11/30/20	66,000	66,227
[2]	Federal National Mortgage Association	1.875%	12/28/20	12,000	12,068
[2]	Federal National Mortgage Association	1.375%	2/26/21	75,000	75,456
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	226,000	225,925
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	286,000	285,970
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	190,000	189,933
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.180%	9/1/20	23,000	22,979
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	57,000	57,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.200%	9/1/20	833,000	833,052
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.210%	9/1/20	219,000	219,018
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.220%	9/1/20	94,000	93,991
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.250%	9/1/20	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.260%	9/1/20	177,000	176,984
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.290%	9/1/20	10,000	10,019
[2]	Freddie Mac Discount Notes	0.147%	9/3/20	571,000	570,995
[2]	Freddie Mac Discount Notes	0.132%–0.147%	9/17/20	545,000	544,966
[2]	Freddie Mac Discount Notes	0.146%	11/2/20	572,997	572,849
[2]	Freddie Mac Discount Notes	0.146%	11/12/20	833,000	832,750
	U.S. Cash Management Bill	0.170%	11/3/20	3,000,100	2,999,207
	U.S. Cash Management Bill	0.186%	11/17/20	1,500,000	1,499,390
	U.S. Cash Management Bill	0.100%–0.181%	11/24/20	625,000	1,124,607
	U.S. Cash Management Bill	0.161%	12/1/20	2,250,000	2,249,062
	U.S. Cash Management Bill	0.151%	12/8/20	2,000,000	1,999,156
	U.S. Cash Management Bill	0.151%	12/15/20	750,000	749,661
	U.S. Cash Management Bill	0.142%	12/22/20	1,500,000	1,499,323
	U.S. Cash Management Bill	0.132%	12/29/20	1,300,000	1,299,420
	U.S. Cash Management Bill	0.107%	1/5/21	2,250,000	2,249,134
	U.S. Cash Management Bill	0.110%	1/12/21	1,000,000	999,594
	U.S. Cash Management Bill	0.117%	1/19/21	500,000	499,767
6

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.112%	1/26/21	500,000	499,765
	U.S. Cash Management Bill	0.107%	2/2/21	2,000,000	1,999,059
	U.S. Treasury Bill	0.088%–0.150%	9/3/20	2,527,596	2,527,577
	U.S. Treasury Bill	0.140%–0.217%	9/8/20	2,396,000	2,395,922
	U.S. Treasury Bill	0.250%	9/15/20	1,250,000	1,249,878
	U.S. Treasury Bill	0.140%–0.300%	9/17/20	5,660,000	5,659,374
	U.S. Treasury Bill	0.170%–0.190%	9/22/20	2,500,000	2,499,738
	U.S. Treasury Bill	0.152%–0.170%	9/24/20	3,750,000	3,749,607
	U.S. Treasury Bill	0.147%–0.165%	10/1/20	3,000,000	2,999,613
	U.S. Treasury Bill	0.147%–0.185%	10/8/20	4,250,000	4,249,295
	U.S. Treasury Bill	0.142%	10/15/20	1,000,000	999,823
	U.S. Treasury Bill	0.134%	10/20/20	1,874,200	1,873,843
	U.S. Treasury Bill	0.155%	10/22/20	1,500,000	1,499,671
	U.S. Treasury Bill	0.139%	10/27/20	750,000	749,831
	U.S. Treasury Bill	0.155%	10/29/20	2,500,000	2,499,376
	U.S. Treasury Bill	0.150%	11/5/20	1,000,000	999,729
	U.S. Treasury Bill	0.103%–0.145%	11/12/20	2,250,000	2,249,428
	U.S. Treasury Bill	0.103%	12/3/20	2,000,000	1,999,469
	U.S. Treasury Bill	0.175%	12/24/20	1,500,000	1,499,169
	U.S. Treasury Bill	0.165%	12/31/20	3,500,000	3,498,059
	U.S. Treasury Bill	0.165%	1/7/21	1,000,000	999,413
	U.S. Treasury Bill	0.145%	1/14/21	1,250,000	1,249,320
	U.S. Treasury Bill	0.130%	1/21/21	1,250,000	1,249,359
	U.S. Treasury Bill	0.105%	2/4/21	1,250,000	1,249,431
	U.S. Treasury Bill	0.120%	2/11/21	1,500,000	1,499,185
	U.S. Treasury Bill	0.120%	2/18/21	500,000	499,717
	U.S. Treasury Bill	0.119%–0.120%	2/25/21	1,000,000	999,410
	U.S. Treasury Bill	0.110%–0.115%	3/4/21	4,500,000	4,497,414
Total U.S. Government and Agency Obligations (Cost $115,696,510)					115,696,510
Certificates of Deposit (5.1%)
Domestic Banks (0.6%)
	Citibank NA	0.820%	9/4/20	345,000	345,000
	Citibank NA	0.820%	9/8/20	345,000	345,000
					690,000
Yankee Certificates of Deposit (4.5%)
	Bank of Montreal	0.880%	9/4/20	350,000	350,000
	Bank of Montreal	0.850%	9/8/20	272,000	272,000
	Commonwealth Bank of Australia	0.230%	12/2/20	59,000	59,000
	Cooperatieve Rabobank UA	0.900%	9/9/20	495,000	495,000
	Credit Agricole Corporate & Investment Bank	0.210%–0.240%	9/1/20	1,214,000	1,214,000
	Credit Agricole Corporate & Investment Bank	0.240%	9/3/20	197,000	197,000
	Landesbank Hessen-Thueringen Girozentrale	0.210%	9/3/20	118,000	118,000
	Natixis NY	0.290%	9/10/20	1,250,000	1,250,000
[3]	Royal Bank of Canada, 1M USD LIBOR + 0.250%	0.405%	9/3/20	601,000	601,000
[3]	Svenska Handelsbanken, 1M USD LIBOR + 0.290%	0.473%	9/24/20	335,000	335,000
	Toronto-Dominion Bank	0.200%	9/4/20	350,000	350,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.393%	9/11/20	67,000	67,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.392%	9/16/20	172,000	172,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.382%	9/18/20	100,000	100,000
					5,580,000
Total Certificates of Deposit (Cost $6,270,000)					6,270,000
7

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commercial Paper (7.4%)
Bank Holding Company (0.3%)
	ABN Amro Funding USA LLC	0.210%	9/3/20	35,500	35,500
	JP Morgan Securities LLC	0.802%	9/10/20	346,000	345,931
					381,431
Finance—Auto (0.5%)
	Toyota Motor Credit Corp.	0.250%	9/30/20	69,000	68,986
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.232%	9/9/20	131,000	131,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.241%	9/10/20	131,000	131,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.263%	9/24/20	167,000	167,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	0.265%	9/4/20	99,000	99,000
					596,986
Foreign Banks (5.4%)
	Caisse Des Depots ET Consignations	0.300%	9/1/20	105,000	105,000
	Caisse Des Depots ET Consignations	0.290%	9/4/20	350,000	349,992
	Caisse Des Depots ET Consignations	0.290%	9/8/20	150,000	149,992
	Caisse Des Depots ET Consignations	0.300%	9/16/20	308,000	307,961
	Caisse Des Depots ET Consignations	0.260%	9/18/20	347,000	346,957
	Caisse Des Depots ET Consignations	0.250%	9/29/20	250,000	249,951
	Canadian Imperial Bank of Commerce	0.070%	9/1/20	192,000	192,000
	Canadian Imperial Bank of Commerce	1.047%	9/14/20	369,000	368,861
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	0.376%	9/3/20	119,000	119,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/4/20	304,000	304,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/8/20	166,000	166,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/9/20	56,500	56,500
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	0.398%	9/14/20	200,000	200,000
	European Investment Bank	0.280%	9/2/20	138,500	138,499
	European Investment Bank	0.210%	9/17/20	649,000	648,939
	KfW International Finance Inc.	0.210%	9/15/20	495,000	494,960
	KfW International Finance Inc.	0.210%	9/16/20	296,500	296,474
	Nederlandse Waterschapsbank NV	0.210%–0.285%	9/1/20	749,000	749,000
	Royal Bank of Canada	0.912%	9/4/20	228,000	227,983
	Royal Bank of Canada	1.003%	9/14/20	60,000	59,978
	Skandinaviska Enskilda Banken AB	0.907%	9/4/20	198,000	197,985
	Toronto-Dominion Bank	0.210%	9/1/20	171,000	171,000
	Toronto-Dominion Bank	0.902%	9/8/20	227,000	226,960
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.260%	0.415%	9/3/20	45,000	45,000
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	0.483%	9/23/20	100,000	100,000
[3,4,5]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.385%	9/4/20	436,000	436,000
					6,708,992
Foreign Governments (0.6%)
	Export Development Corp.	1.254%	9/9/20	461,816	461,688
	Kingdom of Denmark	0.210%	9/4/20	148,500	148,497
	Province of Alberta	1.003%	9/9/20	148,500	148,467
					758,652
8

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Industrial (0.6%)
	Nestle Capital Corp.	0.902%	9/1/20	206,000	206,000
	Nestle Capital Corp.	0.902%	9/2/20	172,000	171,996
	Total Capital Canada Ltd.	0.471%	9/18/20	269,000	268,940
	Toyota Credit Canada Inc.	0.822%	9/17/20	61,000	60,978
					707,914
Total Commercial Paper (Cost $9,153,975)					9,153,975
Other Notes (0.3%)
	Bank of America NA	0.245%	9/4/20	201,000	201,000
	Bank of America NA	0.200%	9/30/20	145,000	145,000
Total Other Notes (Cost $346,000)					346,000
Taxable Municipal Bonds (0.0%)
[6]	Greene County Development Authority Industrial Revenue VRDO	0.140%	9/7/20	6,250	6,250
Tax-Exempt Municipal Bonds (0.4%)
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.130%	9/7/20	22,400	22,400
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	85,000	85,000
[6]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.140%	9/7/20	68,000	68,000
[6]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	141,620	141,620
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	60,000	60,000
[6]	New York NY GO VRDO	0.100%	9/3/20	29,800	29,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	9/7/20	68,000	68,000
9

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	San Francisco City & County Airport Comm.-San Franciso International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	34,600	34,600
Total Tax-Exempt Municipal Bonds (Cost $509,420)					509,420
Total Investments (107.0%) (Cost $131,982,155)					131,982,155
Other Assets and Liabilities—Net (-7.0%)					(8,587,384)
Net Assets (100%)					123,394,771
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $1,426,500,000, representing 1.2% of net assets.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2020, the aggregate value of these securities was $1,426,500,000, representing 1.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $131,982,155)	131,982,155
Investment in Vanguard	5,352
Cash	171
Receivables for Accrued Income	18,704
Receivables for Capital Shares Issued	1,580,759
Other Assets	51,663
Total Assets	133,638,804
Liabilities
Payables for Investment Securities Purchased	8,536,938
Payables for Capital Shares Redeemed	1,697,403
Payables for Distributions	543
Payables to Vanguard	9,149
Total Liabilities	10,244,033
Net Assets	123,394,771
At August 31, 2020, net assets consisted of:

Paid in Capital	123,386,588
Total Distributable Earnings (Loss)	8,183
Net Assets	123,394,771

Investor Shares—Net Assets
Applicable to 97,672,378,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,690,706
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 25,700,725,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,704,065
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	1,643,436
Total Income	1,643,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,665
Management and Administrative—Investor Shares	149,064
Management and Administrative—Admiral Shares	17,596
Marketing and Distribution—Investor Shares	16,320
Marketing and Distribution—Admiral Shares	1,385
Custodian Fees	607
Auditing Fees	32
Shareholders’ Reports—Investor Shares	1,007
Shareholders’ Reports—Admiral Shares	84
Trustees’ Fees and Expenses	108
Total Expenses	189,868
Net Investment Income	1,453,568
Realized Net Gain (Loss) on Investment Securities Sold	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	1,461,022

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,453,568	2,775,871
Realized Net Gain (Loss)	7,454	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,461,022	2,775,791
Distributions[1]
Investor Shares	(1,217,407)	(2,351,823)
Admiral Shares	(236,100)	(424,095)
Total Distributions	(1,453,507)	(2,775,918)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(7,024,352)	11,810,567
Admiral Shares	6,780,334	2,805,143
Net Increase (Decrease) from Capital Share Transactions	(244,018)	14,615,710
Total Increase (Decrease)	(236,503)	14,615,583
Net Assets
Beginning of Period	123,631,274	109,015,691
End of Period	123,394,771	123,631,274
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011[1]	.023[1]	.016[1]	.008[1]	.0032
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.011	.023	.016	.008	.0032
Distributions
Dividends from Net Investment Income	(.011)	(.023)	(.016)	(.008)	(.0032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.011)	(.023)	(.016)	(.008)	(.0032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.15%	2.36%	1.59%	0.83%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,691	$104,709	$92,898	$84,886	$100,210
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.15%	2.33%	1.59%	0.82%	0.32%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012[1]	.024[1]	.016[1]	.009[1]	.004
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.024	.016	.009	.004
Distributions
Dividends from Net Investment Income	(.012)	(.024)	(.016)	(.009)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.024)	(.016)	(.009)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.21%	2.42%	1.66%	0.89%	0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,704	$18,923	$16,118	$11,997	$16,429
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.20%	2.39%	1.65%	0.88%	0.38%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In August 2020, the Vanguard Prime Money Markey Fund announced changes to the fund’s investment strategy and name, and a change in the fund’s designation to a “government” money market fund. The changes became effective in September 2020 and the fund has been renamed Vanguard Cash Reserves Federal Money Market Fund. Additionally, the Investor Shares are closed to new investors and it is anticipated the Investor Shares outstanding will be converted to Admiral Shares beginning in the fourth quarter of 2020 and continuing through 2021. Once all of the outstanding shares are converted, the class will be eliminated.
The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and
16

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Effective September 10, 2020, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses for the fund’s Investor Shares in excess of the fund’s Investor Shares’ daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,352,000, representing less than 0.01% of the fund’s net assets and 2.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
17

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,920
Total Distributable Earnings (Loss)	(2,920)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,726
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
18

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,453,507	2,775,918
Long-Term Capital Gains	—	—
Total	1,453,507	2,775,918
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	131,982,155
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	69,563,942	69,564,252	67,073,536	67,073,695
Issued in Lieu of Cash Distributions	1,121,946	1,121,946	2,176,642	2,176,642
Redeemed	(77,710,240)	(77,710,240)	(57,439,611)	(57,439,611)
Net Increase (Decrease)—Investor Shares	(7,024,352)	(7,024,042)	11,810,567	11,810,726
Admiral Shares
Issued	22,243,645	22,243,335	12,655,596	12,655,436
Issued in Lieu of Cash Distributions	216,326	216,326	392,879	392,879
Redeemed	(15,679,637)	(15,679,637)	(10,243,332)	(10,243,332)
Net Increase (Decrease)—Admiral Shares	6,780,334	6,780,024	2,805,143	2,804,983
F.	Management has determined that no other material events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
19

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	17.7%
8 - 30 Days	25.9
31 - 60 Days	18.3
61 - 90 Days	12.5
91 - 180 Days	23.7
Over 180 Days	1.9
20

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.4%)
[2]	Fannie Mae Discount Notes	0.250%	9/15/20	115,278	115,267
[2]	Fannie Mae Discount Notes	0.147%–0.157%	9/23/20	196,750	196,731
[2]	Fannie Mae Discount Notes	0.200%	10/15/20	1,075,000	1,074,737
[2]	Fannie Mae Discount Notes	0.112%	10/21/20	24,000	23,996
[2]	Fannie Mae Discount Notes	0.112%	10/28/20	12,000	11,998
	Federal Farm Credit Banks Discount Notes	0.132%	5/28/21	21,000	20,980
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.110%	9/1/20	140,000	139,986
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/1/20	194,000	193,982
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/2/20	58,000	57,994
	Federal Home Loan Banks	0.100%	2/1/21	470,000	469,976
	Federal Home Loan Banks	0.100%	2/8/21	189,000	188,990
	Federal Home Loan Banks	1.375%	2/18/21	119,000	119,695
	Federal Home Loan Banks Discount Notes	0.440%–0.521%	9/4/20	1,000,000	999,960
	Federal Home Loan Banks Discount Notes	0.441%–0.451%	9/9/20	2,950,000	2,949,709
	Federal Home Loan Banks Discount Notes	0.208%	9/16/20	100,000	99,991
	Federal Home Loan Banks Discount Notes	0.521%	9/17/20	250,000	249,942
	Federal Home Loan Banks Discount Notes	0.203%–0.451%	9/18/20	2,700,000	2,699,450
	Federal Home Loan Banks Discount Notes	0.521%	9/30/20	180,000	179,925
	Federal Home Loan Banks Discount Notes	0.122%–0.521%	10/2/20	132,886	132,842
	Federal Home Loan Banks Discount Notes	0.152%	10/14/20	125,000	124,978
	Federal Home Loan Banks Discount Notes	0.142%	10/21/20	77,000	76,985
	Federal Home Loan Banks Discount Notes	0.521%	10/30/20	755,000	754,357
	Federal Home Loan Banks Discount Notes	0.112%	11/6/20	165,873	165,840
	Federal Home Loan Banks Discount Notes	0.521%	11/12/20	875,000	874,090
	Federal Home Loan Banks Discount Notes	0.551%	11/20/20	893,000	891,909
	Federal Home Loan Banks Discount Notes	0.521%	12/1/20	850,000	848,883
	Federal Home Loan Banks Discount Notes	0.132%	12/21/20	24,000	23,990
	Federal Home Loan Banks Discount Notes	0.152%	1/20/21	27,000	26,984
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	2/17/21	98,000	97,938
	Federal Home Loan Banks Discount Notes	0.132%	2/19/21	45,000	44,972
	Federal Home Loan Banks Discount Notes	0.351%	3/9/21	1,050,000	1,048,071
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	0.150%	9/27/20	2,000,000	2,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	0.128%	9/11/20	1,650,000	1,650,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.115%	9/4/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.115%	9/4/20	1,000,000	1,000,000
21

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.128%	9/12/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.124%	9/13/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.124%	9/13/20	500,000	500,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.112%	9/18/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.112%	9/18/20	500,000	500,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.121%	9/19/20	500,000	500,000
[3]	Federal Home Loan Banks, 3M USD LIBOR - 0.220%	0.093%	9/14/20	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	106,000	106,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	142,000	142,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.115%	9/1/20	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.125%	9/1/20	54,000	53,975
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.155%	9/1/20	715,000	715,001
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.165%	9/1/20	130,000	130,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	317,000	316,995
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.230%	9/1/20	59,000	59,016
[2]	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	94,000	94,350
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.120%	9/1/20	48,000	48,002
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.165%	9/1/20	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.170%	9/1/20	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.120%	0.190%	9/1/20	46,800	46,798
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.210%	9/1/20	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.230%	9/1/20	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.250%	9/1/20	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.260%	9/1/20	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.330%	9/1/20	1,500,000	1,500,000
[2]	Federal National Mortgage Association	1.500%	11/30/20	104,000	104,358
[2]	Federal National Mortgage Association	1.875%	12/28/20	19,000	19,108
[2]	Federal National Mortgage Association	1.375%	2/26/21	120,000	120,729
[2,3]	Federal National Mortgage Association, SOFR + 0.025%	0.095%	9/1/20	275,000	274,999
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	975,000	974,973
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	205,500	205,429
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	1,800,000	1,799,904
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	400,000	400,022
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	157,000	157,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.200%	9/1/20	285,000	285,022
[2,3]	Federal National Mortgage Association, SOFR + 0.290%	0.360%	9/1/20	1,000,000	1,000,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.370%	9/1/20	525,000	525,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.370%	9/1/20	425,000	425,000
22

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.170%	11/3/20	2,500,250	2,499,506
	U.S. Cash Management Bill	0.186%	11/17/20	2,250,000	2,249,086
	U.S. Cash Management Bill	0.101%–0.181%	11/24/20	1,500,000	4,698,568
	U.S. Cash Management Bill	0.161%	12/1/20	1,800,000	1,799,249
	U.S. Cash Management Bill	0.096%–0.151%	12/15/20	2,000,000	3,748,585
	U.S. Cash Management Bill	0.142%	12/22/20	2,250,000	2,248,985
	U.S. Cash Management Bill	0.132%	12/29/20	2,000,000	1,999,107
	U.S. Cash Management Bill	0.107%	1/5/21	3,400,000	3,398,691
	U.S. Cash Management Bill	0.107%	1/12/21	1,000,000	999,594
	U.S. Cash Management Bill	0.112%	1/26/21	800,000	799,624
	U.S. Cash Management Bill	0.107%	2/2/21	2,000,000	1,999,059
	U.S. Treasury Bill	0.126%–0.140%	9/1/20	5,468,661	5,468,661
	U.S. Treasury Bill	0.087%–0.150%	9/3/20	3,907,749	3,907,719
	U.S. Treasury Bill	0.112%–0.220%	9/8/20	3,350,000	3,349,908
	U.S. Treasury Bill	0.131%–0.400%	9/10/20	4,100,000	4,099,769
	U.S. Treasury Bill	0.165%	9/15/20	1,500,000	1,499,904
	U.S. Treasury Bill	0.140%–0.300%	9/17/20	5,700,000	5,699,423
	U.S. Treasury Bill	0.170%–0.190%	9/22/20	3,080,000	3,079,677
	U.S. Treasury Bill	0.151%–0.170%	9/24/20	2,600,000	2,599,738
	U.S. Treasury Bill	0.135%–0.173%	9/29/20	2,250,000	3,249,580
	U.S. Treasury Bill	0.100%–0.165%	10/1/20	4,961,640	4,961,030
	U.S. Treasury Bill	0.126%–0.140%	10/6/20	1,500,000	1,499,802
	U.S. Treasury Bill	0.160%–0.185%	10/8/20	5,500,000	5,499,006
	U.S. Treasury Bill	0.093%–0.150%	10/13/20	3,499,940	3,499,502
	U.S. Treasury Bill	0.180%	10/15/20	5,000,000	4,998,900
	U.S. Treasury Bill	0.140%–0.155%	10/22/20	8,100,000	8,098,264
	U.S. Treasury Bill	0.084%–0.150%	10/27/20	5,100,000	5,099,006
	U.S. Treasury Bill	0.155%	10/29/20	2,000,000	1,999,501
	U.S. Treasury Bill	0.130%–0.150%	11/5/20	4,750,000	4,748,759
	U.S. Treasury Bill	0.103%–0.155%	11/12/20	6,750,000	6,748,142
	U.S. Treasury Bill	0.120%–0.150%	11/19/20	2,113,000	2,112,403
	U.S. Treasury Bill	0.110%	11/27/20	1,100,000	1,099,708
	U.S. Treasury Bill	0.100%–0.170%	12/3/20	3,555,850	3,554,858
	U.S. Treasury Bill	0.110%–0.185%	12/10/20	3,733,050	3,731,757
	U.S. Treasury Bill	0.110%	12/17/20	2,000,000	1,999,346
	U.S. Treasury Bill	0.165%	12/31/20	4,500,000	4,497,504
	U.S. Treasury Bill	0.165%	1/7/21	750,000	749,560
	U.S. Treasury Bill	0.144%	1/14/21	1,000,000	999,456
	U.S. Treasury Bill	0.130%	1/21/21	1,000,000	999,487
	U.S. Treasury Bill	0.130%	1/28/21	2,000,000	1,998,924
	U.S. Treasury Bill	0.105%	2/4/21	3,500,000	3,498,407
	U.S. Treasury Bill	0.120%	2/11/21	1,500,000	1,499,185
	U.S. Treasury Bill	0.120%	2/18/21	3,500,000	3,498,017
	U.S. Treasury Bill	0.120%	2/25/21	2,700,000	2,698,407
	U.S. Treasury Bill	0.115%	3/4/21	3,000,000	2,998,256
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.045%	0.150%	9/9/20	324,000	323,919
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.160%	9/9/20	840,950	840,950
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.244%	9/9/20	2,417,950	2,416,938
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.259%	9/9/20	1,500,000	1,498,582
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.325%	9/9/20	4,500,000	4,498,202
23

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.405%	9/9/20	3,329,600	3,330,212
	U.S. Treasury Note	1.375%	9/15/20	2,000,000	2,000,303
Total U.S. Government and Agency Obligations (Cost $194,352,555)					194,352,555
Repurchase Agreements (6.6%)
	Bank of Nova Scotia (Dated 8/31/20, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/22–2/15/48, U.S. Treasury Bill 0.000%, 9/10/20–3/25/21 and U.S. Treasury Note/Bond 0.125%–7.625%, 10/15/20–2/15/50, with a value of $1,020,000,000)	0.070%	9/1/20	1,000,000	1,000,000
	Credit Agricole Corporate & Investment Bank NY Branch (Dated 8/31/20, Repurchase Value $429,001,000, collateralized by U.S. Treasury Note/Bond 1.125%–3.000%, 5/15/40–11/15/49, with a value of $437,580,000)	0.070%	9/1/20	429,000	429,000
	DNB Bank ASA (Dated 8/31/20, Repurchase Value $1,100,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 1/15/21–7/15/28 and U.S. Treasury Note/Bond 0.625%–2.125%, 9/15/22–5/15/30, with a value of $1,122,000,000)	0.070%	9/1/20	1,100,000	1,100,000
	Fixed Income Clearing Corp. (Dated 8/31/20, Repurchase Value $1,396,003,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.500%, 5/15/24–11/15/24, with a value of $1,430,900,000)	0.080%	9/1/20	1,396,000	1,396,000
	Fixed Income Clearing Corp. (Dated 8/31/20, Repurchase Value $142,000,000, collateralized by U.S. Treasury Note/Bond 3.125%, 11/15/28, with a value of $145,550,000)	0.080%	9/1/20	142,000	142,000
	JPMorgan Chase Bank NA (Dated 8/26/20, Repurchase Value 1,500,020,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%, 7/15/21 and U.S. Treasury Note/Bond 2.125%–2.250%, 6/30/21–12/31/23, with a value of $1,530,000,000)	0.070%	9/2/20	1,500,000	1,500,000
	JPMorgan Chase Bank NA (Dated 8/27/20, Repurchase Value 1,000,014,000, collateralized by U.S. Treasury Note/Bond 0.125%, 8/31/22, with a value of $1,020,000,000)	0.070%	9/3/20	1,000,000	1,000,000
	JPMorgan Chase Bank NA (Dated 8/31/20, Repurchase Value $700,006,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/20 and U.S. Treasury Note/Bond 1.250%, 10/31/21, with a value of $714,000,000)	0.080%	9/4/20	700,000	700,000
	Nomura Securities (Dated 8/31/20, Repurchase Value $815,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 4/15/21–2/15/45, U.S. Treasury Bill 0.000%, 1/12/21–1/28/21 and U.S. Treasury Note/Bond 0.125%–3.000%, 5/31/22–5/15/47, with a value of $831,300,000)	0.070%	9/1/20	815,000	815,000
24

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 8/31/20, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%–2.000%, 1/15/26–2/15/42 and U.S. Treasury Note/Bond 0.125%–3.125%, 4/15/22–8/15/50, with a value of $1,020,000,000)	0.070%	9/1/20	1,000,000	1,000,000
Royal Bank Of Canada (New York) (Dated 8/31/20, Repurchase Value $900,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 7/15/22–2/15/48 and U.S. Treasury Note/Bond 0.250%–4.750%, 12/31/21–5/15/49, with a value of $918,000,000)	0.070%	9/1/20	900,000	900,000
Societe Generale SA (Dated 8/28/20, Repurchase Value 600,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/21–2/15/45, U.S. Treasury Bill 0.000%, 9/10/20–4/22/21, and U.S. Treasury Note/Bond 0.125%–8.125%, 9/15/20–2/15/48, with a value of $612,000,000)	0.070%	9/4/20	600,000	600,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/20, Repurchase Value $900,002,000, collateralized by U.S. Treasury Note/Bond 0.500%–1.750%, 4/30/22–12/31/24, with a value of $918,000,000)	0.070%	9/1/20	900,000	900,000
TD Securities (USA) LLC (Dated 8/31/20, Repurchase Value $500,001,000, collateralized by U.S. Treasury Bill 0.000%, 10/22/20–5/20/21 and U.S. Treasury Note/Bond 8.000%, 11/15/21, with a value of $510,000,000)	0.090%	9/1/20	500,000	500,000
TD Securities (USA) LLC (Dated 8/27/20, Repurchase Value 1,150,020,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/20–11/17/20 and U.S. Treasury Note/Bond 0.125%–3.375%, 1/31/21–8/15/50, with a value of $1,173,000,000)	0.090%	9/3/20	1,150,000	1,150,000
Total Repurchase Agreements (Cost $13,132,000)				13,132,000
Total Investments (105.0%) (Cost $207,484,555)				207,484,555
Other Assets and Liabilities—Net (-5.0%)				(9,959,947)
Net Assets (100%)				197,524,608
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $207,484,555)	207,484,555
Investment in Vanguard	8,387
Receivables for Accrued Income	21,869
Receivables for Capital Shares Issued	344,333
Other Assets	8,891
Total Assets	207,868,035
Liabilities
Payables for Investment Securities Purchased	10,079,196
Payables for Capital Shares Redeemed	253,341
Payables for Distributions	201
Payables to Vanguard	10,689
Total Liabilities	10,343,427
Net Assets	197,524,608
At August 31, 2020, net assets consisted of:

Paid in Capital	197,526,328
Total Distributable Earnings (Loss)	(1,720)
Net Assets	197,524,608

Net Assets
Applicable to 197,525,817,872 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	197,524,608
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	1,727,352
Total Income	1,727,352
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,816
Management and Administrative	147,059
Marketing and Distribution	25,752
Custodian Fees	715
Auditing Fees	32
Shareholders’ Reports	4,715
Trustees’ Fees and Expenses	235
Total Expenses	183,324
Net Investment Income	1,544,028
Realized Net Gain (Loss) on Investment Securities Sold	447
Net Increase (Decrease) in Net Assets Resulting from Operations	1,544,475

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,544,028	2,616,779
Realized Net Gain (Loss)	447	596
Net Increase (Decrease) in Net Assets Resulting from Operations	1,544,475	2,617,375
Distributions[1]
Total Distributions	(1,544,104)	(2,616,749)
Capital Share Transactions (at $1.00 per share)
Issued	142,987,799	92,160,373
Issued in Lieu of Cash Distributions	1,518,401	2,571,034
Redeemed	(79,947,875)	(62,052,929)
Net Increase (Decrease) from Capital Share Transactions	64,558,325	32,678,478
Total Increase (Decrease)	64,558,696	32,679,104
Net Assets
Beginning of Period	132,965,912	100,286,808
End of Period	197,524,608	132,965,912
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010[1]	.022[1]	.014[1]	.006[1]	.0022
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.022	.014	.006	.0022
Distributions
Dividends from Net Investment Income	(.010)	(.022)	(.014)	(.006)	(.0022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.010)	(.022)	(.014)	(.006)	(.0022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	2.26%	1.42%	0.57%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$197,525	$132,966	$100,287	$79,452	$38,804
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.93%	2.24%	1.43%	0.60%	0.27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and
30

Federal Money Market Fund
included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $8,387,000, representing less than 0.01% of the fund’s net assets and 3.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized
31

Federal Money Market Fund
cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	211
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,730)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,544,104	2,616,749
Long-Term Capital Gains	—	—
Total	1,544,104	2,616,749
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	207,484,555
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
32

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	5.4%
8 - 30 Days	32.5
31 - 60 Days	16.5
61 - 90 Days	23.8
91 - 180 Days	19.9
Over 180 Days	1.9
33

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (104.8%)
	U.S. Cash Management Bill	0.125%	11/3/20	1,362,000	1,361,690
	U.S. Cash Management Bill	0.177%	11/10/20	300,000	299,896
	U.S. Cash Management Bill	0.179%	11/17/20	250,000	249,903
	U.S. Cash Management Bill	0.106%–0.161%	12/1/20	823,000	1,047,594
	U.S. Cash Management Bill	0.151%	12/8/20	400,000	399,831
	U.S. Cash Management Bill	0.107%	2/2/21	250,000	249,882
	U.S. Treasury Bill	0.126%–0.140%	9/1/20	960,665	960,665
	U.S. Treasury Bill	0.071%–0.150%	9/3/20	1,191,454	1,191,444
	U.S. Treasury Bill	0.112%–0.152%	9/8/20	1,004,000	1,003,973
	U.S. Treasury Bill	0.167%–0.425%	9/10/20	1,777,006	1,776,900
	U.S. Treasury Bill	0.250%	9/15/20	400,000	399,961
	U.S. Treasury Bill	0.172%–0.300%	9/17/20	2,686,574	2,686,317
	U.S. Treasury Bill	0.165%–0.190%	9/22/20	1,033,092	1,032,986
	U.S. Treasury Bill	0.152%–0.170%	9/24/20	810,000	809,917
	U.S. Treasury Bill	0.135%–0.175%	9/29/20	300,000	699,916
	U.S. Treasury Bill	0.087%–0.100%	10/1/20	624,190	624,143
	U.S. Treasury Bill	0.093%	10/6/20	835,000	834,919
	U.S. Treasury Bill	0.160%–0.173%	10/8/20	800,000	799,865
	U.S. Treasury Bill	0.150%	10/13/20	200,000	199,965
	U.S. Treasury Bill	0.142%–0.290%	10/15/20	604,000	903,787
	U.S. Treasury Bill	0.134%–0.181%	10/20/20	401,035	400,959
	U.S. Treasury Bill	0.145%	10/22/20	500,000	499,897
	U.S. Treasury Bill	0.084%–0.139%	10/27/20	1,710,000	1,709,675
	U.S. Treasury Bill	0.103%	10/29/20	737,000	736,875
	U.S. Treasury Bill	0.098%–0.151%	11/5/20	1,110,533	1,110,296
	U.S. Treasury Bill	0.103%–0.155%	11/12/20	2,283,000	2,282,496
	U.S. Treasury Bill	0.103%–0.120%	11/19/20	2,773,000	2,772,319
	U.S. Treasury Bill	0.098%–0.110%	11/27/20	1,299,000	1,298,675
	U.S. Treasury Bill	0.100%	12/3/20	1,494,000	1,493,614
	U.S. Treasury Bill	0.185%	12/10/20	500,000	499,743
	U.S. Treasury Bill	0.175%	12/24/20	511,000	510,717
	U.S. Treasury Bill	0.165%	12/31/20	730,000	729,595
	U.S. Treasury Bill	0.165%	1/7/21	400,000	399,765
	U.S. Treasury Bill	0.145%	1/14/21	250,000	249,864
	U.S. Treasury Bill	0.130%	1/28/21	750,000	749,596
	U.S. Treasury Bill	0.120%	2/25/21	1,000,000	999,410
	U.S. Treasury Bill	0.115%	3/4/21	773,000	772,551
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.160%	9/9/20	454,000	454,000
34

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.219%	9/9/20	350,000	350,086
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.115%	0.220%	9/9/20	100,000	99,981
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.244%	9/9/20	900,000	899,725
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.259%	9/9/20	700,000	699,338
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.325%	9/9/20	1,075,000	1,074,696
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.405%	9/9/20	1,152,280	1,152,621
	U.S. Treasury Note	2.875%	10/31/20	250,000	251,087
	U.S. Treasury Note	2.750%	11/30/20	673,000	677,346
Total U.S. Government and Agency Obligations (Cost $40,408,481)					40,408,481
Total Investments (104.8%) (Cost $40,408,481)					40,408,481
Other Assets and Liabilities—Net (-4.8%)					(1,861,516)
Net Assets (100%)					38,546,965
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $40,408,481)	40,408,481
Investment in Vanguard	1,660
Receivables for Accrued Income	8,350
Receivables for Capital Shares Issued	67,662
Other Assets	4,614
Total Assets	40,490,767
Liabilities
Payables for Investment Securities Purchased	1,732,334
Payables for Capital Shares Redeemed	209,527
Payables for Distributions	223
Payables to Vanguard	1,718
Total Liabilities	1,943,802
Net Assets	38,546,965
At August 31, 2020, net assets consisted of:

Paid in Capital	38,547,073
Total Distributable Earnings (Loss)	(108)
Net Assets	38,546,965

Net Assets
Applicable to 38,544,033,331 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,546,965
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	362,597
Total Income	362,597
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,003
Management and Administrative	24,706
Marketing and Distribution	5,360
Custodian Fees	187
Auditing Fees	27
Shareholders’ Reports	106
Trustees’ Fees and Expenses	22
Total Expenses	31,411
Net Investment Income	331,186
Realized Net Gain (Loss) on Investment Securities Sold	507
Net Increase (Decrease) in Net Assets Resulting from Operations	331,693

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	331,186	540,071
Realized Net Gain (Loss)	507	306
Net Increase (Decrease) in Net Assets Resulting from Operations	331,693	540,377
Distributions[1]
Total Distributions	(331,197)	(540,070)
Capital Share Transactions (at $1.00 per share)
Issued	36,588,228	24,578,573
Issued in Lieu of Cash Distributions	302,542	502,686
Redeemed	(26,772,445)	(15,564,718)
Net Increase (Decrease) from Capital Share Transactions	10,118,325	9,516,541
Total Increase (Decrease)	10,118,821	9,516,848
Net Assets
Beginning of Period	28,428,144	18,911,296
End of Period	38,546,965	28,428,144
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010[1]	.022[1]	.014[1]	.005[1]	.0017
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.022	.014	.005	.0017
Distributions
Dividends from Net Investment Income	(.010)	(.022)	(.014)	(.005)	(.0017)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.010)	(.022)	(.014)	(.005)	(.0017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.05%	2.25%	1.43%	0.54%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,547	$28,428	$18,911	$15,639	$12,803
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.95%	2.23%	1.43%	0.55%	0.18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Treasury Money Market Fund
Notes to Financial Statements
Effective August 2020, the fund is re-open to all investors without limitation. Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
40

Treasury Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,660,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
41

Treasury Money Market Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	224
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(109)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	331,197	540,070
Long-Term Capital Gains	—	—
Total	331,197	540,070
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,408,481
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 16, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Special 2020 tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund (Formerly Vanguard Prime Money Market Fund)
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
For nonresident alien shareholders, 72.1% of income dividends are interest-related dividends.

Special 2020 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2020 tax information (unaudited) for Vanguard Treasury Money Market Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.
44

Trustees Approve Advisory Arrangements
Note: Effective September 29, 2020, Vanguard Prime Money Market Fund changed its name to Vanguard Cash Reserves Federal Money Market Fund and revised its strategy to focus almost exclusively on investments in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by cash or U.S. government securities. Effective September 29, 2020, the fund is designated as a government money market fund.
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund), Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
45

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
46

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) and vice chair (2019-present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010-2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, New York-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm); Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019-present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller

(2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel
(2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102020

Annual Report  |  August 31, 2020
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2020, returns for the three Vanguard S&P Mid-Cap 400 Index Funds ranged from –5.10% for ETF Shares (based on net asset value) in the Value Index Fund to 12.17% for Institutional Shares in the Growth Index Fund. All three funds closely tracked their target indexes.
•	After declining nearly 35% in parts of February and March, the broad U.S. stock market reached a record high in August as the response of some major central banks and governments to the spread of the coronavirus, along with progress toward vaccines and treatments, helped lift investor sentiment. U.S. stocks rebounded more strongly than stocks in developed markets outside the United States or in emerging markets.
•	Mid-capitalization stocks trailed their large-cap counterparts but surpassed small-caps for the fiscal year; growth stocks surpassed value stocks.
•	Information technology and health care stocks contributed most to returns for the Index Fund and the Growth Index Fund. Information technology and consumer discretionary stocks provided the biggest boost to the Value Index Fund.
•	Energy stocks were the weakest performers for all three funds as the pandemic severely reduced global demand for oil.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.50%	14.58%	14.31%
Russell 2000 Index (Small-caps)	6.02	5.03	7.65
Russell 3000 Index (Broad U.S. market)	21.44	13.95	13.86
FTSE All-World ex US Index (International)	8.78	2.92	6.00
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.47%	5.09%	4.33%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.24	4.09	3.99
FTSE Three-Month U.S. Treasury Bill Index	1.18	1.67	1.15
CPI
Consumer Price Index	1.31%	1.92%	1.75%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,070.80	$0.52
Institutional Shares	1,000.00	1,071.10	0.42
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$983.20	$0.75
Institutional Shares	1,000.00	983.60	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,147.40	$0.81
Institutional Shares	1,000.00	1,147.70	0.43
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.63	$0.51
Institutional Shares	1,000.00	1,024.73	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.38	$0.76
Institutional Shares	1,000.00	1,024.73	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.38	$0.76
Institutional Shares	1,000.00	1,024.73	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

S&P Mid-Cap 400 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	4.11%	7.99%	11.42%	$29,436
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	4.18	7.99	11.43	29,451
S&P MidCap 400 Index	4.22	8.11	11.56	29,813
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (3/28/2011)	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Index Fund Institutional Shares	4.14%	8.05%	9.23%	$11,495,308
S&P MidCap 400 Index	4.22	8.11	9.30	11,563,948
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	12.86	15,637,281
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.
See Financial Highlights for dividend and capital gains information.
4

S&P Mid-Cap 400 Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	4.18%	46.88%	194.51%
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	4.11	46.85	194.36
S&P MidCap 400 Index	4.22	47.71	198.13
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	1.8%
Consumer Discretionary	15.0
Consumer Staples	3.9
Energy	1.4
Financials	14.1
Health Care	11.2
Industrials	17.1
Information Technology	16.1
Materials	6.0
Real Estate	9.5
Utilities	3.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.8%)
	Cable One Inc.	6,320	11,631
	New York Times Co. Class A	173,324	7,510
	TEGNA Inc.	262,385	3,285
	TripAdvisor Inc.	120,968	2,827
	Telephone & Data Systems Inc.	117,335	2,714
	World Wrestling Entertainment Inc. Class A	55,664	2,453
	Cinemark Holdings Inc.	128,471	1,882
*	Yelp Inc. Class A	78,612	1,818
	John Wiley & Sons Inc. Class A	52,456	1,660
*	AMC Networks Inc. Class A	48,472	1,177
			36,957
Consumer Discretionary (15.0%)
*	Etsy Inc.	142,543	17,062
	Pool Corp.	47,966	15,725
	Service Corp. International	213,969	9,768
*	Caesars Entertainment Inc.	183,901	8,423
	Williams-Sonoma Inc.	93,388	8,196
*	Grubhub Inc.	110,443	7,990
	Gentex Corp.	294,076	7,955
*	Penn National Gaming Inc.	155,138	7,928
	Dunkin' Brands Group Inc.	98,615	7,503
	Lear Corp.	65,473	7,459
	Churchill Downs Inc.	42,152	7,366
*	Five Below Inc.	66,934	7,326
	Polaris Inc.	69,147	6,987
*	Deckers Outdoor Corp.	33,626	6,855
	Lithia Motors Inc. Class A	26,587	6,619
*	RH	19,925	6,586
*	Ollie's Bargain Outlet Holdings Inc.	67,915	6,489
*	Helen of Troy Ltd.	30,319	6,271
	Thor Industries Inc.	66,293	6,260
*	TopBuild Corp.	40,023	6,155
	Brunswick Corp.	95,028	5,881
	Toll Brothers Inc.	138,785	5,859
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	111,789	5,853
*	Grand Canyon Education Inc.	56,826	5,344
	Harley-Davidson Inc.	183,940	5,097
	Texas Roadhouse Inc. Class A	78,244	4,929
*	Skechers U.S.A. Inc. Class A	163,485	4,880
	Aaron's Inc.	81,135	4,535
	Wendy's Co.	213,958	4,480
*	Mattel Inc.	416,620	4,477
*	Tempur Sealy International Inc.	52,034	4,451
*	Murphy USA Inc.	32,969	4,446
	Dick's Sporting Goods Inc.	78,320	4,239
	Carter's Inc.	52,422	4,174
	Marriott Vacations Worldwide Corp.	43,874	4,153
*	AutoNation Inc.	69,189	3,934
	Cracker Barrel Old Country Store Inc.	28,416	3,799
	Foot Locker Inc.	125,253	3,799
	Choice Hotels International Inc.	37,937	3,767
	KB Home	104,598	3,740
*	Taylor Morrison Home Corp. Class A	155,789	3,666
	Strategic Education Inc.	28,992	2,974
	Wyndham Destinations Inc.	102,351	2,967
	Columbia Sportswear Co.	34,173	2,924
	Goodyear Tire & Rubber Co.	279,793	2,685
*	TRI Pointe Group Inc.	156,256	2,638
	Papa John's International Inc.	26,771	2,631
	Boyd Gaming Corp.	96,297	2,579
*	Visteon Corp.	33,457	2,524
	Dana Inc.	173,622	2,422
	American Eagle Outfitters Inc.	186,738	2,355
	Jack in the Box Inc.	27,237	2,244
	Graham Holdings Co. Class B	5,120	2,191
[1]	Nordstrom Inc.	130,257	2,084
*	Adtalem Global Education Inc.	62,186	2,065
	Six Flags Entertainment Corp.	94,545	2,054
*	Urban Outfitters Inc.	84,484	1,989
*	Adient plc	104,828	1,818
*	Delphi Technologies plc	103,621	1,800
7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Sally Beauty Holdings Inc.	135,487	1,512
*	Scientific Games Corp.	65,658	1,358
*	WW International Inc.	55,895	1,312
			307,552
Consumer Staples (3.9%)
*	Boston Beer Co. Inc. Class A	11,598	10,229
	Casey's General Stores Inc.	44,185	7,858
*	Post Holdings Inc.	76,956	6,774
*	BJ's Wholesale Club Holdings Inc.	148,156	6,580
	Ingredion Inc.	80,426	6,469
*	Darling Ingredients Inc.	197,007	6,298
	Flowers Foods Inc.	231,232	5,656
	Lancaster Colony Corp.	23,789	4,228
	Energizer Holdings Inc.	76,450	3,539
*	Sprouts Farmers Market Inc.	141,581	3,306
*	Grocery Outlet Holding Corp.	76,450	3,144
*	Hain Celestial Group Inc.	94,338	3,093
	Nu Skin Enterprises Inc. Class A	62,383	2,949
*	TreeHouse Foods Inc.	67,823	2,904
	Sanderson Farms Inc.	23,786	2,782
*	Edgewell Personal Care Co.	65,273	1,874
*	Pilgrim's Pride Corp.	61,917	991
[1]	Tootsie Roll Industries Inc.	20,640	660
			79,334
Energy (1.4%)
	Equitrans Midstream Corp.	488,102	5,018
	EQT Corp.	306,916	4,871
	Cimarex Energy Co.	122,773	3,411
*	WPX Energy Inc.	490,944	2,730
*	CNX Resources Corp.	224,796	2,464
	Murphy Oil Corp.	175,541	2,412
*,1	ChampionX Corp.	223,257	2,286
	Antero Midstream Corp.	337,247	2,283
	World Fuel Services Corp.	75,970	2,005
	PBF Energy Inc. Class A	122,032	1,044
*,1	Transocean Ltd.	692,733	845
			29,369
Financials (14.0%)
	FactSet Research Systems Inc.	45,489	15,939
	Brown & Brown Inc.	282,552	13,110
	RenaissanceRe Holdings Ltd.	60,415	11,101
	Alleghany Corp.	17,184	9,530
	SEI Investments Co.	149,237	7,814
	Reinsurance Group of America Inc.	81,436	7,466
	Commerce Bancshares Inc.	120,566	7,182
	First American Financial Corp.	133,805	7,034
	First Horizon National Corp.	664,201	6,343
	East West Bancorp Inc.	169,904	6,249
	Signature Bank	64,327	6,242
	Primerica Inc.	48,972	6,114
	Prosperity Bancshares Inc.	111,272	6,067
		Shares	Market Value• ($000)
	American Financial Group Inc.	89,522	5,984
	Kemper Corp.	73,662	5,721
	Eaton Vance Corp.	136,798	5,611
	Old Republic International Corp.	343,045	5,526
	First Financial Bankshares Inc.	170,600	5,165
	New York Community Bancorp Inc.	557,130	5,042
	TCF Financial Corp.	182,621	4,909
	Interactive Brokers Group Inc. Class A	92,175	4,887
	Jefferies Financial Group Inc.	271,431	4,761
	Cullen/Frost Bankers Inc.	68,345	4,747
	Essent Group Ltd.	132,847	4,743
	Hanover Insurance Group Inc.	45,622	4,676
	RLI Corp.	48,060	4,507
	Selective Insurance Group Inc.	71,774	4,293
	Stifel Financial Corp.	82,343	4,176
	United Bankshares Inc.	152,681	3,991
	Affiliated Managers Group Inc.	56,717	3,894
	Synovus Financial Corp.	177,062	3,872
	Janus Henderson Group plc	184,466	3,822
	Glacier Bancorp Inc.	106,530	3,738
	Valley National Bancorp	470,844	3,536
	SLM Corp.	450,835	3,444
*	Brighthouse Financial Inc.	112,817	3,425
	Pinnacle Financial Partners Inc.	85,704	3,424
	Bank OZK	145,304	3,348
	Evercore Inc. Class A	48,735	3,016
	Wintrust Financial Corp.	69,206	3,012
	Home BancShares Inc.	184,633	2,993
	Webster Financial Corp.	108,411	2,981
	Umpqua Holdings Corp.	263,933	2,977
	FirstCash Inc.	49,812	2,976
	FNB Corp.	387,152	2,904
*	LendingTree Inc.	9,260	2,861
	CNO Financial Group Inc.	172,568	2,813
	Federated Hermes Inc. Class B	115,268	2,756
	UMB Financial Corp.	50,926	2,736
	Sterling Bancorp	233,734	2,728
	PacWest Bancorp	140,016	2,671
	Bank of Hawaii Corp.	48,109	2,648
	BancorpSouth Bank	116,860	2,522
	Associated Banc-Corp	184,648	2,482
	CIT Group Inc.	118,277	2,326
	Cathay General Bancorp	90,853	2,243
	Washington Federal Inc.	90,860	2,131
	International Bancshares Corp.	66,787	2,109
	Hancock Whitney Corp.	103,393	2,069
*	Texas Capital Bancshares Inc.	60,591	1,962
	Fulton Financial Corp.	193,932	1,897
	Navient Corp.	204,618	1,860
*	Genworth Financial Inc. Class A	606,395	1,831
	Trustmark Corp.	76,017	1,785

8

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Mercury General Corp.	32,509	1,454
			288,176
Health Care (11.2%)
*	Catalent Inc.	195,349	18,070
*	Masimo Corp.	59,797	13,395
*	Molina Healthcare Inc.	71,102	13,152
*	Charles River Laboratories International Inc.	59,439	13,014
	Bio-Techne Corp.	45,911	11,728
	Chemed Corp.	19,064	9,858
*	Amedisys Inc.	38,889	9,407
*	Repligen Corp.	56,545	8,759
*	Penumbra Inc.	39,711	8,306
*	Exelixis Inc.	368,307	8,184
*	PRA Health Sciences Inc.	76,416	8,170
*	Quidel Corp.	45,906	8,078
	Encompass Health Corp.	119,368	7,788
	Hill-Rom Holdings Inc.	79,934	7,497
*	LHC Group Inc.	35,663	7,434
*	Emergent BioSolutions Inc.	53,525	6,104
*	United Therapeutics Corp.	52,859	5,654
*	Haemonetics Corp.	60,512	5,425
*	HealthEquity Inc.	91,263	5,246
*	Arrowhead Pharmaceuticals Inc.	122,232	5,163
*	Globus Medical Inc. Class A	90,869	5,136
*	Syneos Health Inc.	75,058	4,736
*	ICU Medical Inc.	23,268	4,659
*	Nektar Therapeutics Class A	213,762	4,134
*	Integra LifeSciences Holdings Corp.	84,628	4,044
*	Tenet Healthcare Corp.	125,870	3,547
*	Acadia Healthcare Co. Inc.	106,914	3,305
*	NuVasive Inc.	61,599	3,211
	Patterson Cos. Inc.	103,643	3,007
*	LivaNova plc	58,399	2,739
	Cantel Medical Corp.	44,575	2,339
*	Prestige Consumer Healthcare Inc.	60,202	2,193
*,1	Ligand Pharmaceuticals Inc.	19,278	1,966
*	MEDNAX Inc.	102,654	1,907
*	Avanos Medical Inc.	57,342	1,858
			229,213
Industrials (17.1%)
*	Generac Holdings Inc.	75,283	14,302
	Lennox International Inc.	41,801	11,718
	Graco Inc.	200,095	11,610
	Nordson Corp.	61,657	11,498
*	Trex Co. Inc.	69,484	10,387
	Toro Co.	128,716	9,690
*	XPO Logistics Inc.	109,440	9,660
	Watsco Inc.	39,344	9,639
	Hubbell Inc. Class B	65,081	9,432
	Owens Corning	129,498	8,759
	Carlisle Cos. Inc.	65,940	8,635
		Shares	Market Value• ($000)
*	IAA Inc.	160,870	8,417
	Donaldson Co. Inc.	151,466	7,628
*	AECOM	192,209	7,594
*	Stericycle Inc.	109,793	7,039
	Lincoln Electric Holdings Inc.	71,314	6,897
	Knight-Swift Transportation Holdings Inc. Class A	146,847	6,676
*	Middleby Corp.	66,747	6,535
	ITT Inc.	103,628	6,509
*	Axon Enterprise Inc.	75,456	6,465
	CoreLogic Inc.	95,374	6,333
	Oshkosh Corp.	81,741	6,295
	Landstar System Inc.	46,076	6,132
	Tetra Tech Inc.	64,883	5,989
	Woodward Inc.	68,064	5,832
	MSA Safety Inc.	42,924	5,406
*	Sunrun Inc.	95,384	5,394
	AGCO Corp.	74,612	5,305
	Acuity Brands Inc.	47,597	5,202
	Curtiss-Wright Corp.	50,004	5,116
*	FTI Consulting Inc.	44,557	5,113
	ManpowerGroup Inc.	69,710	5,110
*	Mercury Systems Inc.	66,772	5,057
	EMCOR Group Inc.	65,926	4,945
	Regal Beloit Corp.	48,707	4,815
*	ASGN Inc.	63,049	4,525
	Timken Co.	81,215	4,401
*	Builders FirstSource Inc.	140,023	4,288
	Hexcel Corp.	100,246	3,949
*	Clean Harbors Inc.	61,461	3,755
*	JetBlue Airways Corp.	324,238	3,735
	EnerSys	51,037	3,674
	MSC Industrial Direct Co. Inc. Class A	54,592	3,598
	nVent Electric plc	187,834	3,591
*	Colfax Corp.	100,985	3,361
	Crane Co.	59,250	3,350
	Valmont Industries Inc.	25,675	3,262
*	MasTec Inc.	70,037	3,236
	Werner Enterprises Inc.	68,930	3,171
*	Kirby Corp.	72,154	3,062
*	Univar Solutions Inc.	166,494	3,029
	Insperity Inc.	43,795	2,950
	Brink's Co.	60,702	2,936
	Kennametal Inc.	99,681	2,893
	GATX Corp.	41,954	2,806
	KAR Auction Services Inc.	155,349	2,694
	Ryder System Inc.	64,601	2,642
*	Dycom Industries Inc.	37,980	2,336
	Trinity Industries Inc.	113,145	2,316
*	Avis Budget Group Inc.	64,233	2,191
	Healthcare Services Group Inc.	89,456	1,861
	Herman Miller Inc.	70,507	1,680
	HNI Corp.	51,138	1,629
	Fluor Corp.	168,357	1,603

9

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Terex Corp.	76,419	1,496
			351,154
Information Technology (16.1%)
	Teradyne Inc.	199,091	16,917
*	Trimble Inc.	299,983	15,722
*	Fair Isaac Corp.	34,835	14,658
	Cognex Corp.	206,215	14,268
	Monolithic Power Systems Inc.	49,977	13,350
*	SolarEdge Technologies Inc.	59,611	13,183
*	PTC Inc.	125,055	11,431
*	Ciena Corp.	184,534	10,476
*	Ceridian HCM Holding Inc.	130,637	10,388
	Universal Display Corp.	50,918	8,936
*	WEX Inc.	52,253	8,345
*	Cree Inc.	129,908	8,197
	MKS Instruments Inc.	65,901	7,877
*	Lumentum Holdings Inc.	89,955	7,736
*	Enphase Energy Inc.	97,754	7,550
*	Arrow Electronics Inc.	94,466	7,421
*	Manhattan Associates Inc.	76,261	7,416
*	CACI International Inc. Class A	30,128	7,056
*	First Solar Inc.	91,582	7,014
	CDK Global Inc.	145,954	6,804
*	Paylocity Holding Corp.	43,200	6,361
	SYNNEX Corp.	49,457	6,289
	MAXIMUS Inc.	73,639	5,711
	Jabil Inc.	164,677	5,624
*	Silicon Laboratories Inc.	52,464	5,373
	Cabot Microelectronics Corp.	34,903	5,315
	Littelfuse Inc.	29,128	5,268
*	II-VI Inc.	115,934	5,159
	National Instruments Corp.	141,152	5,066
	Science Applications International Corp.	59,324	4,951
*	Semtech Corp.	78,246	4,589
*	LiveRamp Holdings Inc.	78,472	4,382
*	Qualys Inc.	40,267	4,274
	KBR Inc.	170,866	4,270
*	Cirrus Logic Inc.	70,105	4,248
*	ACI Worldwide Inc.	139,230	4,091
*	J2 Global Inc.	54,429	3,810
	Blackbaud Inc.	59,585	3,805
*	Synaptics Inc.	40,910	3,491
	Perspecta Inc.	164,052	3,407
*	Coherent Inc.	29,157	3,285
	Avnet Inc.	118,718	3,266
*	Teradata Corp.	130,418	3,176
*	NCR Corp.	153,633	3,140
*	ViaSat Inc.	70,225	2,792
	Sabre Corp.	374,103	2,615
	Vishay Intertechnology Inc.	159,401	2,549
	Alliance Data Systems Corp.	50,956	2,299
	InterDigital Inc.	36,947	2,259
*	CommVault Systems Inc.	51,060	2,207
*	NetScout Systems Inc.	76,299	1,766
		Shares	Market Value• ($000)
	Belden Inc.	45,883	1,545
			331,128
Materials (6.0%)
	RPM International Inc.	155,521	13,184
	Royal Gold Inc.	78,767	10,738
	AptarGroup Inc.	77,095	9,127
	Reliance Steel & Aluminum Co.	76,426	8,015
	Scotts Miracle-Gro Co.	47,329	7,976
	Steel Dynamics Inc.	252,600	7,457
	Sonoco Products Co.	120,482	6,389
	Ashland Global Holdings Inc.	72,584	5,349
	Valvoline Inc.	222,180	4,532
	Louisiana-Pacific Corp.	134,861	4,442
	Eagle Materials Inc.	49,959	4,085
	Chemours Co.	197,397	4,078
	Silgan Holdings Inc.	93,267	3,550
	NewMarket Corp.	8,669	3,229
	Commercial Metals Co.	143,148	2,987
	Sensient Technologies Corp.	50,925	2,812
	Avient Corp.	109,868	2,804
*	Ingevity Corp.	49,535	2,782
	Cabot Corp.	67,866	2,512
	Compass Minerals International Inc.	40,743	2,320
	Olin Corp.	189,659	2,134
	Minerals Technologies Inc.	40,921	2,077
	United States Steel Corp.	264,750	2,073
	O-I Glass Inc.	188,144	2,047
	Domtar Corp.	66,236	1,889
	Worthington Industries Inc.	43,991	1,827
*	Allegheny Technologies Inc.	151,778	1,264
	Greif Inc. Class A	31,633	1,166
			122,845
Real Estate (9.5%)
	Medical Properties Trust Inc.	634,489	11,789
	CyrusOne Inc.	138,361	11,557
	Camden Property Trust	116,943	10,635
	Omega Healthcare Investors Inc.	272,492	8,439
	Kilroy Realty Corp.	127,118	7,439
	National Retail Properties Inc.	206,483	7,318
	STORE Capital Corp. Class A	267,191	7,225
	Lamar Advertising Co. Class A	103,686	7,178
	Rexford Industrial Realty Inc.	147,336	7,069
	First Industrial Realty Trust Inc.	152,767	6,515
	Jones Lang LaSalle Inc.	62,001	6,389
	EastGroup Properties Inc.	46,901	6,245
	Life Storage Inc.	56,333	5,939
	CoreSite Realty Corp.	48,410	5,928
	American Campus Communities Inc.	165,209	5,601
	Douglas Emmett Inc.	197,900	5,525
	Cousins Properties Inc.	178,343	5,323
	Rayonier Inc.	166,285	4,869

10

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc.	162,170	4,679
	Highwoods Properties Inc.	124,873	4,653
	Physicians Realty Trust	243,474	4,419
	Spirit Realty Capital Inc.	123,740	4,394
	Hudson Pacific Properties Inc.	184,263	4,326
	Brixmor Property Group Inc.	356,361	4,205
	JBG SMITH Properties	141,306	3,910
	PotlatchDeltic Corp.	80,482	3,705
	Sabra Health Care REIT Inc.	246,775	3,660
	Corporate Office Properties Trust	134,847	3,323
	PS Business Parks Inc.	24,114	3,043
	EPR Properties	93,158	3,010
	Taubman Centers Inc.	74,050	2,836
	Park Hotels & Resorts Inc.	283,199	2,688
	Weingarten Realty Investors	144,801	2,530
	Pebblebrook Hotel Trust	157,033	1,982
	GEO Group Inc.	145,594	1,625
	Service Properties Trust	197,336	1,620
	Urban Edge Properties	132,643	1,401
	Mack-Cali Realty Corp.	108,651	1,372
[1]	Macerich Co.	139,122	1,103
			195,467
Utilities (3.9%)
	Essential Utilities Inc.	267,808	11,382
	UGI Corp.	250,098	8,636
	OGE Energy Corp.	240,355	7,658
	MDU Resources Group Inc.	240,790	5,687
	IDACORP Inc.	60,584	5,446
	National Fuel Gas Co.	108,515	4,953
	ONE Gas Inc.	63,463	4,704
	Hawaiian Electric Industries Inc.	131,068	4,536
	Black Hills Corp.	75,416	4,229
	PNM Resources Inc.	95,739	4,182
	Southwest Gas Holdings Inc.	66,165	4,160
	Spire Inc.	61,575	3,584
	New Jersey Resources Corp.	115,104	3,469
	ALLETE Inc.	62,251	3,359
	NorthWestern Corp.	60,702	3,135
			79,120
Total Common Stocks (Cost $1,983,847)			2,050,315
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 0.147%	95,472	9,548
	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill, 0.116%, 9/29/20	450	449
Total Temporary Cash Investments (Cost $9,995)		9,997
Total Investments (100.4%) (Cost $1,993,842)		2,060,312
Other Assets and Liabilities-Net (-0.4%)		(7,279)
Net Assets (100%)		2,053,033
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,050,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,751,000 was received for securities on loan.
4	Securities with a value of $33,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

11

S&P Mid-Cap 400 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2020	16	3,081	(5)
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,984,297)	2,050,764
Affiliated Issuers (Cost $9,545)	9,548
Total Investments in Securities	2,060,312
Investment in Vanguard	87
Cash	262
Receivables for Investment Securities Sold	3,945
Receivables for Accrued Income	2,170
Receivables for Capital Shares Issued	150
Total Assets	2,066,926
Liabilities
Payables for Investment Securities Purchased	6,674
Collateral for Securities on Loan	6,751
Payables for Capital Shares Redeemed	374
Payables to Vanguard	90
Variation Margin Payable—Futures Contracts	4
Total Liabilities	13,893
Net Assets	2,053,033
At August 31, 2020, net assets consisted of:

Paid-in Capital	2,168,613
Total Distributable Earnings (Loss)	(115,580)
Net Assets	2,053,033

ETF Shares—Net Assets
Applicable to 6,826,158 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	889,516
Net Asset Value Per Share—ETF Shares	$130.31

Institutional Shares—Net Assets
Applicable to 4,476,735 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,163,517
Net Asset Value Per Share—Institutional Shares	$259.90
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	33,676
Interest[1]	51
Securities Lending—Net	347
Total Income	34,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	306
Management and Administrative—ETF Shares	630
Management and Administrative—Institutional Shares	646
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Institutional Shares	40
Custodian Fees	63
Auditing Fees	31
Shareholders’ Reports—ETF Shares	45
Shareholders’ Reports—Institutional Shares	11
Trustees’ Fees and Expenses	1
Total Expenses	1,827
Expenses Paid Indirectly	(10)
Net Expenses	1,817
Net Investment Income	32,257
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	42,182
Futures Contracts	(1,018)
Realized Net Gain (Loss)	41,164
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	21,349
Futures Contracts	124
Change in Unrealized Appreciation (Depreciation)	21,473
Net Increase (Decrease) in Net Assets Resulting from Operations	94,894
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $45,000, $6,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $172,410,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,257	32,100
Realized Net Gain (Loss)	41,164	163,094
Change in Unrealized Appreciation (Depreciation)	21,473	(339,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,894	(144,023)
Distributions[1]
ETF Shares	(14,643)	(13,297)
Institutional Shares	(18,508)	(18,459)
Total Distributions	(33,151)	(31,756)
Capital Share Transactions
ETF Shares	(54,436)	22,987
Institutional Shares	(75,560)	(118,752)
Net Increase (Decrease) from Capital Share Transactions	(129,996)	(95,765)
Total Increase (Decrease)	(68,253)	(271,544)
Net Assets
Beginning of Period	2,121,286	2,392,830
End of Period	2,053,033	2,121,286
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$127.18	$138.01	$116.74	$105.51	$95.87
Investment Operations
Net Investment Income	1.959[1]	1.880[1]	1.778[1]	1.510[1]	1.393
Net Realized and Unrealized Gain (Loss) on Investments	3.205	(10.864)	21.199	11.294	10.091
Total from Investment Operations	5.164	(8.984)	22.977	12.804	11.484
Distributions
Dividends from Net Investment Income	(2.034)	(1.846)	(1.707)	(1.574)	(1.844)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.034)	(1.846)	(1.707)	(1.574)	(1.844)
Net Asset Value, End of Period	$130.31	$127.18	$138.01	$116.74	$105.51
Total Return	4.11%	-6.50%	19.82%	12.22%	12.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$890	$919	$973	$727	$485
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.47%	1.38%	1.34%	1.56%
Portfolio Turnover Rate[2]	17%	10%	12%	13%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$253.60	$275.26	$232.82	$210.40	$191.51
Investment Operations
Net Investment Income	3.959[1]	3.786[1]	3.711[1]	3.176[1]	3.171
Net Realized and Unrealized Gain (Loss) on Investments	6.384	(21.653)	42.301	22.516	19.869
Total from Investment Operations	10.343	(17.867)	46.012	25.692	23.040
Distributions
Dividends from Net Investment Income	(4.043)	(3.793)	(3.572)	(3.272)	(4.150)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.043)	(3.793)	(3.572)	(3.272)	(4.150)
Net Asset Value, End of Period	$259.90	$253.60	$275.26	$232.82	$210.40
Total Return	4.14%	-6.49%	19.92%	12.31%	12.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,164	$1,202	$1,420	$1,119	$848
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.49%	1.45%	1.41%	1.63%
Portfolio Turnover Rate[2]	17%	10%	12%	13%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
18

S&P Mid-Cap 400 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
19

S&P Mid-Cap 400 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $87,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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S&P Mid-Cap 400 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,050,315	—	—	2,050,315
Temporary Cash Investments	9,548	449	—	9,997
Total	2,059,863	449	—	2,060,312

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	4	—	—	4
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	172,457
Total Distributable Earnings (Loss)	(172,457)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,843
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(180,130)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	58,707
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S&P Mid-Cap 400 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	33,151	31,756
Long-Term Capital Gains	—	—
Total	33,151	31,756
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,001,605
Gross Unrealized Appreciation	379,278
Gross Unrealized Depreciation	(320,571)
Net Unrealized Appreciation (Depreciation)	58,707
F.	During the year ended August 31, 2020, the fund purchased $779,181,000 of investment securities and sold $905,598,000 of investment securities, other than temporary cash investments. Purchases and sales include $355,128,000 and $549,648,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $116,321,000 and $74,153,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	513,113	4,275	629,748	4,876
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(567,549)	(4,675)	(606,761)	(4,700)
Net Increase (Decrease)—ETF Shares	(54,436)	(400)	22,987	176
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S&P Mid-Cap 400 Index Fund
	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	151,527	634	219,611	887
Issued in Lieu of Cash Distributions	17,876	71	17,884	70
Redeemed	(244,963)	(969)	(356,247)	(1,375)
Net Increase (Decrease)—Institutional Shares	(75,560)	(264)	(118,752)	(418)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
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S&P Mid-Cap 400 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	-5.10%	5.38%	9.72%	$25,234
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	-5.01	5.39	9.72	25,244
S&P MidCap 400 Value Index	-4.98	5.53	9.91	25,671
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (11/2/2010)	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Value Index Fund Institutional Shares	-5.01%	5.48%	8.94%	$11,604,170
S&P MidCap 400 Value Index	-4.98	5.53	9.01	11,673,542
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	13.56	17,450,902
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
See Financial Highlights for dividend and capital gains information.
24

S&P Mid-Cap 400 Value Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	-5.01%	30.01%	152.44%
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	-5.10	29.94	152.34
S&P MidCap 400 Value Index	-4.98	30.87	156.71
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
25

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	2.0%
Consumer Discretionary	13.7
Consumer Staples	5.3
Energy	2.7
Financials	21.5
Health Care	5.1
Industrials	15.4
Information Technology	10.2
Materials	6.7
Real Estate	10.6
Utilities	6.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Communication Services (1.9%)
	TEGNA Inc.	195,591	2,449
	TripAdvisor Inc.	90,239	2,109
	Telephone & Data Systems Inc.	87,469	2,023
	New York Times Co. Class A	43,931	1,904
	Cinemark Holdings Inc.	95,509	1,399
	John Wiley & Sons Inc. Class A	38,990	1,234
*	AMC Networks Inc. Class A	36,200	879
	World Wrestling Entertainment Inc. Class A	17,776	783
			12,780
Consumer Discretionary (13.5%)
*	Penn National Gaming Inc.	115,546	5,904
	Lear Corp.	48,771	5,556
	Thor Industries Inc.	49,371	4,662
*	Grand Canyon Education Inc.	42,312	3,979
	Harley-Davidson Inc.	137,035	3,797
	Service Corp. International	78,069	3,564
*	Mattel Inc.	310,256	3,334
	Dick's Sporting Goods Inc.	58,310	3,156
*	AutoNation Inc.	51,504	2,929
	Cracker Barrel Old Country Store Inc.	21,222	2,838
	Foot Locker Inc.	93,236	2,828
*	Taylor Morrison Home Corp. Class A	115,976	2,729
*	Grubhub Inc.	36,206	2,619
	Brunswick Corp.	36,112	2,235
	Toll Brothers Inc.	51,749	2,185
*	Ollie's Bargain Outlet Holdings Inc.	22,269	2,128
	Goodyear Tire & Rubber Co.	208,423	2,000
*	TRI Pointe Group Inc.	116,626	1,969
*	Helen of Troy Ltd.	9,273	1,918
	Williams-Sonoma Inc.	21,590	1,895
	Texas Roadhouse Inc. Class A	28,611	1,802
	Dana Inc.	128,956	1,799
	American Eagle Outfitters Inc.	138,855	1,751
	Graham Holdings Co. Class B	3,830	1,639
[1]	Nordstrom Inc.	96,690	1,547
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	46,424	1,541
	KB Home	41,938	1,500
*	Urban Outfitters Inc.	62,836	1,479
	Aaron's Inc.	25,931	1,449
	Wendy's Co.	66,786	1,398
*	Adient plc	77,925	1,351
*	Delphi Technologies plc	77,071	1,339
	Wyndham Destinations Inc.	43,313	1,256
	Carter's Inc.	14,402	1,147
*	Sally Beauty Holdings Inc.	100,744	1,124
	Strategic Education Inc.	10,138	1,040
	Jack in the Box Inc.	10,320	850
	Columbia Sportswear Co.	9,643	825
	Six Flags Entertainment Corp.	35,149	764
	Papa John's International Inc.	7,157	703
*	Visteon Corp.	7,202	543
*	WW International Inc.	19,964	469
			89,541
Consumer Staples (5.3%)
*	BJ's Wholesale Club Holdings Inc.	110,333	4,900
	Ingredion Inc.	59,879	4,817
*	Darling Ingredients Inc.	146,718	4,690
	Flowers Foods Inc.	172,146	4,211
*	Post Holdings Inc.	30,966	2,726
*	Sprouts Farmers Market Inc.	105,379	2,461
*	Hain Celestial Group Inc.	70,264	2,304
	Nu Skin Enterprises Inc. Class A	46,469	2,197
*	TreeHouse Foods Inc.	50,521	2,163
	Lancaster Colony Corp.	9,020	1,603
*	Edgewell Personal Care Co.	48,501	1,392
*	Grocery Outlet Holding Corp.	21,564	887
*	Pilgrim's Pride Corp.	16,579	265
	Tootsie Roll Industries Inc.	8,208	262
			34,878
Energy (2.7%)
	Equitrans Midstream Corp.	363,693	3,739
	EQT Corp.	228,652	3,629
*	CNX Resources Corp.	166,960	1,830
*,1	ChampionX Corp.	166,462	1,705
	Antero Midstream Corp.	250,926	1,699
27

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	World Fuel Services Corp.	56,515	1,492
	Cimarex Energy Co.	41,921	1,164
	Murphy Oil Corp.	71,704	985
	PBF Energy Inc. Class A	91,030	779
*,1	Transocean Ltd.	515,628	629
			17,651
Financials (21.3%)
	Reinsurance Group of America Inc.	60,671	5,562
	First American Financial Corp.	99,630	5,238
	First Horizon National Corp.	495,052	4,728
	East West Bancorp Inc.	126,518	4,653
	Signature Bank	47,897	4,647
	Prosperity Bancshares Inc.	82,839	4,516
	American Financial Group Inc.	66,709	4,459
	Kemper Corp.	54,843	4,259
	Old Republic International Corp.	255,478	4,116
	TCF Financial Corp.	136,076	3,658
	Interactive Brokers Group Inc. Class A	68,636	3,639
	Alleghany Corp.	6,398	3,548
	Jefferies Financial Group Inc.	201,995	3,543
	Cullen/Frost Bankers Inc.	50,896	3,535
	Hanover Insurance Group Inc.	33,979	3,482
	Selective Insurance Group Inc.	53,411	3,195
	United Bankshares Inc.	113,759	2,974
	Affiliated Managers Group Inc.	42,258	2,901
	Synovus Financial Corp.	131,806	2,883
	Janus Henderson Group plc	137,296	2,845
	Valley National Bancorp	350,475	2,632
*	Brighthouse Financial Inc.	83,989	2,550
	Pinnacle Financial Partners Inc.	63,799	2,549
	Bank OZK	108,170	2,492
	Commerce Bancshares Inc.	40,432	2,409
	Wintrust Financial Corp.	51,531	2,243
	Home BancShares Inc.	137,482	2,229
	Umpqua Holdings Corp.	197,253	2,225
	Webster Financial Corp.	80,720	2,220
	FNB Corp.	289,226	2,169
	CNO Financial Group Inc.	128,617	2,096
	UMB Financial Corp.	37,941	2,038
	Sterling Bancorp	174,174	2,033
	PacWest Bancorp	104,382	1,992
	BancorpSouth Bank	87,068	1,879
	New York Community Bancorp Inc.	207,648	1,879
	Associated Banc-Corp	137,170	1,844
	Cathay General Bancorp	67,461	1,666
	Stifel Financial Corp.	31,185	1,581
	International Bancshares Corp.	49,697	1,569
	Hancock Whitney Corp.	77,012	1,541
*	Texas Capital Bancshares Inc.	45,008	1,458
	Fulton Financial Corp.	144,419	1,412
	Navient Corp.	152,231	1,384
	First Financial Bankshares Inc.	45,645	1,382
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	449,230	1,357
	Trustmark Corp.	56,612	1,329
	SLM Corp.	167,394	1,279
	RLI Corp.	13,203	1,238
	Eaton Vance Corp.	29,490	1,210
	Glacier Bancorp Inc.	32,469	1,139
	Mercury General Corp.	24,211	1,083
	CIT Group Inc.	46,534	915
	Bank of Hawaii Corp.	15,001	826
	FirstCash Inc.	12,945	773
	Evercore Inc. Class A	10,854	672
	Federated Hermes Inc. Class B	24,821	593
	Washington Federal Inc.	25,003	586
			140,853
Health Care (5.0%)
*	Molina Healthcare Inc.	22,939	4,243
*	United Therapeutics Corp.	39,363	4,210
	Encompass Health Corp.	47,119	3,074
*	Tenet Healthcare Corp.	93,704	2,641
	Hill-Rom Holdings Inc.	26,788	2,512
*	Acadia Healthcare Co. Inc.	79,599	2,460
	Patterson Cos. Inc.	77,208	2,240
*	Nektar Therapeutics Class A	108,307	2,095
*	Emergent BioSolutions Inc.	15,513	1,769
*	Prestige Consumer Healthcare Inc.	44,876	1,635
*	Haemonetics Corp.	16,191	1,452
*	Avanos Medical Inc.	42,626	1,381
*	LivaNova plc	21,249	997
*	MEDNAX Inc.	46,501	864
*	NuVasive Inc.	16,011	835
	Cantel Medical Corp.	14,567	764
			33,172
Industrials (15.3%)
*	XPO Logistics Inc.	81,500	7,194
*	AECOM	143,205	5,658
	Acuity Brands Inc.	35,454	3,875
	ManpowerGroup Inc.	51,909	3,805
	Regal Beloit Corp.	36,236	3,582
	Watsco Inc.	14,354	3,517
	Owens Corning	45,344	3,067
	Lennox International Inc.	10,585	2,967
*	Stericycle Inc.	45,798	2,936
*	JetBlue Airways Corp.	241,437	2,781
	EnerSys	37,987	2,734
	MSC Industrial Direct Co. Inc. Class A	40,642	2,678
	nVent Electric plc	139,824	2,673
	CoreLogic Inc.	39,078	2,595
	Crane Co.	44,100	2,493
*	Univar Solutions Inc.	123,989	2,255
	Kennametal Inc.	74,238	2,154
	GATX Corp.	31,258	2,091
	Donaldson Co. Inc.	40,662	2,048
*	Middleby Corp.	20,910	2,047

28

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	KAR Auction Services Inc.	115,767	2,007
*	IAA Inc.	38,343	2,006
	EMCOR Group Inc.	26,528	1,990
	Ryder System Inc.	48,136	1,969
	Oshkosh Corp.	24,992	1,925
	AGCO Corp.	26,164	1,860
*	Builders FirstSource Inc.	57,221	1,752
*	Dycom Industries Inc.	28,236	1,737
	Trinity Industries Inc.	84,470	1,729
*	Avis Budget Group Inc.	47,802	1,631
	ITT Inc.	25,418	1,597
	Landstar System Inc.	10,959	1,459
	MSA Safety Inc.	11,484	1,446
*	Sunrun Inc.	25,481	1,441
	Healthcare Services Group Inc.	66,669	1,387
*	Colfax Corp.	41,241	1,372
*	ASGN Inc.	18,274	1,312
	Valmont Industries Inc.	10,293	1,308
	Werner Enterprises Inc.	27,642	1,272
	HNI Corp.	38,067	1,212
	Fluor Corp.	125,112	1,191
	Terex Corp.	56,907	1,114
*	Kirby Corp.	25,722	1,092
	Curtiss-Wright Corp.	10,036	1,027
	Insperity Inc.	14,312	964
			100,950
Information Technology (10.1%)
*	Cree Inc.	96,741	6,104
*	Arrow Electronics Inc.	70,350	5,527
*	First Solar Inc.	68,214	5,224
	SYNNEX Corp.	36,828	4,683
*	PTC Inc.	44,708	4,087
*	II-VI Inc.	86,344	3,842
*	Ceridian HCM Holding Inc.	38,902	3,093
*	Ciena Corp.	52,221	2,965
	Avnet Inc.	88,393	2,432
	Science Applications International Corp.	24,333	2,031
	National Instruments Corp.	55,772	2,002
	CDK Global Inc.	42,447	1,979
*	LiveRamp Holdings Inc.	35,137	1,962
	MAXIMUS Inc.	24,714	1,916
	Vishay Intertechnology Inc.	118,722	1,898
	Alliance Data Systems Corp.	37,981	1,713
	InterDigital Inc.	27,556	1,685
*	Semtech Corp.	28,494	1,671
*	Enphase Energy Inc.	20,341	1,571
	Littelfuse Inc.	8,018	1,450
*	Teradata Corp.	59,075	1,438
*	NCR Corp.	65,019	1,329
*	NetScout Systems Inc.	56,725	1,313
	Belden Inc.	34,152	1,150
*	ViaSat Inc.	25,549	1,016
	Sabre Corp.	144,721	1,012
		Shares	Market Value• ($000)
*	Synaptics Inc.	11,848	1,011
*	CommVault Systems Inc.	19,336	836
			66,940
Materials (6.6%)
	Sonoco Products Co.	89,674	4,755
	Ashland Global Holdings Inc.	54,065	3,984
	RPM International Inc.	46,311	3,926
	Chemours Co.	146,933	3,036
	Steel Dynamics Inc.	95,987	2,833
	AptarGroup Inc.	22,971	2,719
	Commercial Metals Co.	106,590	2,224
	Sensient Technologies Corp.	37,933	2,095
	Avient Corp.	81,846	2,089
	Olin Corp.	141,459	1,591
	Valvoline Inc.	75,968	1,550
	Minerals Technologies Inc.	30,448	1,545
	United States Steel Corp.	196,595	1,539
	O-I Glass Inc.	139,748	1,520
	Domtar Corp.	49,263	1,405
	Worthington Industries Inc.	32,726	1,359
	Silgan Holdings Inc.	27,709	1,055
	Cabot Corp.	27,713	1,026
	Louisiana-Pacific Corp.	28,043	924
	Greif Inc. Class A	23,601	870
	NewMarket Corp.	2,257	841
	Compass Minerals International Inc.	8,564	488
*	Allegheny Technologies Inc.	57,648	480
			43,854
Real Estate (10.5%)
	Medical Properties Trust Inc.	472,589	8,781
	Camden Property Trust	39,203	3,565
	Omega Healthcare Investors Inc.	111,651	3,458
	CyrusOne Inc.	36,066	3,013
	JBG SMITH Properties	105,198	2,911
	Sabra Health Care REIT Inc.	183,969	2,728
	Jones Lang LaSalle Inc.	24,028	2,476
	National Retail Properties Inc.	69,285	2,455
	Kilroy Realty Corp.	37,917	2,219
	American Campus Communities Inc.	64,077	2,172
	Rayonier Inc.	71,910	2,106
	Lamar Advertising Co. Class A	30,152	2,087
	Hudson Pacific Properties Inc.	87,878	2,063
	Park Hotels & Resorts Inc.	211,069	2,003
	Spirit Realty Capital Inc.	53,477	1,899
	Healthcare Realty Trust Inc.	65,253	1,883
	Highwoods Properties Inc.	46,360	1,727
	Life Storage Inc.	16,328	1,721
	Physicians Realty Trust	92,205	1,674
	First Industrial Realty Trust Inc.	38,604	1,646
	Douglas Emmett Inc.	54,441	1,520
	PotlatchDeltic Corp.	32,422	1,493
	Pebblebrook Hotel Trust	116,706	1,473

29

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Brixmor Property Group Inc.	116,420	1,374
	Corporate Office Properties Trust	54,061	1,332
	EPR Properties	38,726	1,251
	GEO Group Inc.	108,323	1,209
	Service Properties Trust	146,882	1,206
	Taubman Centers Inc.	31,344	1,201
	STORE Capital Corp. Class A	43,691	1,181
	Weingarten Realty Investors	60,188	1,052
	Mack-Cali Realty Corp.	80,864	1,021
[1]	Macerich Co.	103,779	823
	Urban Edge Properties	53,358	563
			69,286
Utilities (6.7%)
	UGI Corp.	186,217	6,430
	OGE Energy Corp.	178,974	5,702
	Essential Utilities Inc.	89,704	3,813
	National Fuel Gas Co.	80,809	3,688
	Southwest Gas Holdings Inc.	49,289	3,099
	Spire Inc.	45,833	2,668
	New Jersey Resources Corp.	85,672	2,582
	ALLETE Inc.	46,332	2,500
	MDU Resources Group Inc.	104,111	2,459
	NorthWestern Corp.	45,186	2,333
	IDACORP Inc.	24,838	2,233
	ONE Gas Inc.	23,678	1,755
	Hawaiian Electric Industries Inc.	50,658	1,753
	Black Hills Corp.	29,685	1,665
	PNM Resources Inc.	35,547	1,553
			44,233
Total Common Stocks (Cost $749,269)			654,138

Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.147%	95,630	9,563
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill, 0.210%, 9/15/20	64	63
Total Temporary Cash Investments (Cost $9,623)		9,626
Total Investments (100.4%) (Cost $758,892)		663,764
Other Assets and Liabilities-Net (-0.4%)		(2,675)
Net Assets (100%)		661,089
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,943,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,438,000 was received for securities on loan.
4	Securities with a value of $21,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2020	7	1,348	6

30

S&P Mid-Cap 400 Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Molina Healthcare Inc.	9/2/21	BOANA	5,549	(0.157)	—	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $749,332)	654,201
Affiliated Issuers (Cost $9,560)	9,563
Total Investments in Securities	663,764
Investment in Vanguard	27
Cash	97
Receivables for Investment Securities Sold	8
Receivables for Accrued Income	845
Receivables for Capital Shares Issued	4
Total Assets	664,745
Liabilities
Payables for Investment Securities Purchased	98
Collateral for Securities on Loan	3,438
Payables for Capital Shares Redeemed	75
Payables to Vanguard	43
Variation Margin Payable—Futures Contracts	2
Total Liabilities	3,656
Net Assets	661,089
At August 31, 2020, net assets consisted of:

Paid-in Capital	887,032
Total Distributable Earnings (Loss)	(225,943)
Net Assets	661,089

ETF Shares—Net Assets
Applicable to 4,575,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	501,433
Net Asset Value Per Share—ETF Shares	$109.60

Institutional Shares—Net Assets
Applicable to 726,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	159,656
Net Asset Value Per Share—Institutional Shares	$219.78
See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	17,612
Interest[1]	27
Securities Lending—Net	257
Total Income	17,896
Expenses
The Vanguard Group—Note B
Investment Advisory Services	117
Management and Administrative—ETF Shares	731
Management and Administrative—Institutional Shares	95
Marketing and Distribution—ETF Shares	28
Marketing and Distribution—Institutional Shares	7
Custodian Fees	29
Auditing Fees	31
Shareholders’ Reports—ETF Shares	28
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,067
Expenses Paid Indirectly	(10)
Net Expenses	1,057
Net Investment Income	16,839
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	16,357
Futures Contracts	(299)
Swap Contracts	1,654
Realized Net Gain (Loss)	17,712
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(107,643)
Futures Contracts	80
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(107,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,012)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,000, $0, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $65,437,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,839	15,759
Realized Net Gain (Loss)	17,712	(2,049)
Change in Unrealized Appreciation (Depreciation)	(107,563)	(91,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,012)	(77,355)
Distributions[1]
ETF Shares	(13,478)	(11,232)
Institutional Shares	(3,799)	(3,982)
Total Distributions	(17,277)	(15,214)
Capital Share Transactions
ETF Shares	(104,441)	23,432
Institutional Shares	(15,104)	(30,211)
Net Increase (Decrease) from Capital Share Transactions	(119,545)	(6,779)
Total Increase (Decrease)	(209,834)	(99,348)
Net Assets
Beginning of Period	870,923	970,271
End of Period	661,089	870,923
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$117.53	$130.06	$112.31	$101.70	$91.40
Investment Operations
Net Investment Income[1]	2.423	2.061	2.090	1.767	1.891
Net Realized and Unrealized Gain (Loss) on Investments	(8.078)	(12.629)	17.548	10.344	9.880
Total from Investment Operations	(5.655)	(10.568)	19.638	12.111	11.771
Distributions
Dividends from Net Investment Income	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)
Net Asset Value, End of Period	$109.60	$117.53	$130.06	$112.31	$101.70
Total Return	-5.10%	-8.04%	17.60%	11.91%	13.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$501	$685	$735	$632	$460
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.72%	1.72%	1.61%	1.97%
Portfolio Turnover Rate[2]	51%	38%	36%	39%	26%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$235.62	$260.90	$225.05	$203.65	$182.92
Investment Operations
Net Investment Income[1]	5.011	4.332	4.454	3.866	3.774
Net Realized and Unrealized Gain (Loss) on Investments	(16.157)	(25.380)	35.198	20.656	20.020
Total from Investment Operations	(11.146)	(21.048)	39.652	24.522	23.794
Distributions
Dividends from Net Investment Income	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)
Net Asset Value, End of Period	$219.78	$235.62	$260.90	$225.05	$203.65
Total Return	-5.01%	-7.99%	17.75%	12.05%	13.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160	$186	$235	$159	$147
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.21%	1.79%	1.84%	1.73%	2.09%
Portfolio Turnover Rate[2]	51%	38%	36%	39%	26%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
37

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the year ended August 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
38

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
39

S&P Mid-Cap 400 Value Index Fund
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $27,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
40

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	654,138	—	—	654,138
Temporary Cash Investments	9,563	63	—	9,626
Total	663,701	63	—	663,764

Derivative Financial Instruments
Assets
Swaps Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	2	—	—	2
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	65,371
Total Distributable Earnings (Loss)	(65,371)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,842
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(139,957)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(96,828)
41

S&P Mid-Cap 400 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	17,277	15,214
Long-Term Capital Gains	—	—
Total	17,277	15,214
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	760,592
Gross Unrealized Appreciation	52,702
Gross Unrealized Depreciation	(149,530)
Net Unrealized Appreciation (Depreciation)	(96,828)
F.	During the year ended August 31, 2020, the fund purchased $720,120,000 of investment securities and sold $859,885,000 of investment securities, other than temporary cash investments. Purchases and sales include $304,267,000 and $469,111,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $283,420,000 and $180,475,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	354,917	2,800	236,869	2,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(459,358)	(4,050)	(213,437)	(1,900)
Net Increase (Decrease)—ETF Shares	(104,441)	(1,250)	23,432	175
42

S&P Mid-Cap 400 Value Index Fund
	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	21,310	91	54,644	241
Issued in Lieu of Cash Distributions	2,932	11	2,478	11
Redeemed	(39,346)	(167)	(87,333)	(364)
Net Increase (Decrease)—Institutional Shares	(15,104)	(65)	(30,211)	(112)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
43

S&P Mid-Cap 400 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	12.08%	9.95%	12.71%	$33,014
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	12.17	9.97	12.72	33,030
S&P MidCap 400 Growth Index	12.30	10.14	12.91	33,591
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (3/28/2011)	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Growth Index Fund Institutional Shares	12.17%	10.06%	10.42%	$12,729,247
S&P MidCap 400 Growth Index	12.30	10.14	10.49	12,806,790
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	12.86	15,637,281
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.
See Financial Highlights for dividend and capital gains information.
44

S&P Mid-Cap 400 Growth Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	12.17%	60.81%	230.30%
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	12.08	60.72	230.14
S&P MidCap 400 Growth Index	12.30	62.11	235.91
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
45

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	1.7%
Consumer Discretionary	16.1
Consumer Staples	2.8
Energy	0.5
Financials	8.5
Health Care	15.2
Industrials	18.5
Information Technology	20.7
Materials	5.5
Real Estate	8.8
Utilities	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
46

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
	Cable One Inc.	5,352	9,850
	New York Times Co. Class A	96,868	4,197
*	Yelp Inc. Class A	66,634	1,541
	World Wrestling Entertainment Inc. Class A	26,805	1,181
			16,769
Consumer Discretionary (16.0%)
*	Etsy Inc.	120,718	14,450
	Pool Corp.	40,621	13,317
*	Caesars Entertainment Inc.	155,761	7,134
	Gentex Corp.	249,053	6,737
	Dunkin' Brands Group Inc.	83,531	6,355
	Churchill Downs Inc.	35,703	6,239
*	Five Below Inc.	56,694	6,205
	Polaris Inc.	58,564	5,917
*	Deckers Outdoor Corp.	28,481	5,806
	Lithia Motors Inc. Class A	22,544	5,613
*	RH	16,876	5,578
*	TopBuild Corp.	33,898	5,213
	Wyndham Hotels & Resorts Inc.	94,708	4,959
	Williams-Sonoma Inc.	54,576	4,790
	Service Corp. International	92,407	4,218
*	Skechers U.S.A. Inc. Class A	138,541	4,135
*	Grubhub Inc.	52,381	3,790
*	Tempur Sealy International Inc.	44,036	3,767
*	Murphy USA Inc.	27,896	3,762
	Marriott Vacations Worldwide Corp.	37,169	3,519
	Choice Hotels International Inc.	32,102	3,187
*	Helen of Troy Ltd.	15,149	3,133
*	Ollie's Bargain Outlet Holdings Inc.	32,209	3,077
	Toll Brothers Inc.	58,794	2,482
	Brunswick Corp.	39,451	2,442
	Carter's Inc.	27,955	2,226
	Wendy's Co.	105,156	2,202
	Aaron's Inc.	39,194	2,191
	Boyd Gaming Corp.	81,514	2,183
	Texas Roadhouse Inc. Class A	33,815	2,130
		Shares	Market Value• ($000)
	Columbia Sportswear Co.	17,902	1,532
*	Visteon Corp.	20,125	1,518
	KB Home	40,779	1,458
	Papa John's International Inc.	14,526	1,428
	Strategic Education Inc.	13,021	1,336
*	Scientific Games Corp.	55,637	1,151
	Wyndham Destinations Inc.	37,172	1,078
	Jack in the Box Inc.	11,282	929
	Six Flags Entertainment Corp.	39,983	869
*	WW International Inc.	24,608	578
			158,634
Consumer Staples (2.8%)
*	Boston Beer Co. Inc. Class A	9,821	8,662
	Casey's General Stores Inc.	37,425	6,656
	Energizer Holdings Inc.	64,758	2,998
*	Post Holdings Inc.	29,991	2,640
	Sanderson Farms Inc.	20,142	2,356
	Lancaster Colony Corp.	9,884	1,756
*	Grocery Outlet Holding Corp.	40,173	1,652
*	Pilgrim's Pride Corp.	33,683	539
	Tootsie Roll Industries Inc.	7,931	254
			27,513
Energy (0.5%)
*	WPX Energy Inc.	415,504	2,310
	Cimarex Energy Co.	56,161	1,560
	Murphy Oil Corp.	66,743	917
			4,787
Financials (8.5%)
	FactSet Research Systems Inc.	38,519	13,497
	Brown & Brown Inc.	239,248	11,101
	RenaissanceRe Holdings Ltd.	51,166	9,401
	SEI Investments Co.	126,391	6,618
	Primerica Inc.	41,484	5,179
	Alleghany Corp.	7,279	4,037
	Essent Group Ltd.	112,537	4,018
	Eaton Vance Corp.	82,287	3,375
	Commerce Bancshares Inc.	56,160	3,345
	First Financial Bankshares Inc.	92,486	2,800
*	LendingTree Inc.	7,841	2,422
	RLI Corp.	25,626	2,403
47

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	New York Community Bancorp Inc.	236,089	2,137
	Glacier Bancorp Inc.	53,296	1,870
	Evercore Inc. Class A	28,892	1,788
	Stifel Financial Corp.	34,185	1,734
	Federated Hermes Inc. Class B	69,338	1,658
	FirstCash Inc.	27,431	1,639
	SLM Corp.	190,436	1,455
	Bank of Hawaii Corp.	23,568	1,297
	Washington Federal Inc.	48,428	1,136
	CIT Group Inc.	46,945	923
			83,833
Health Care (15.2%)
*	Catalent Inc.	165,444	15,304
*	Masimo Corp.	50,641	11,344
*	Charles River Laboratories International Inc.	50,337	11,021
	Bio-Techne Corp.	38,878	9,932
	Chemed Corp.	16,147	8,350
*	Amedisys Inc.	32,934	7,967
*	Repligen Corp.	47,881	7,417
*	Penumbra Inc.	33,629	7,033
*	Exelixis Inc.	311,926	6,931
*	PRA Health Sciences Inc.	64,721	6,919
*	Quidel Corp.	38,875	6,840
*	LHC Group Inc.	30,203	6,296
*	HealthEquity Inc.	77,312	4,444
*	Arrowhead Pharmaceuticals Inc.	103,522	4,373
*	Globus Medical Inc. Class A	76,967	4,350
*	Syneos Health Inc.	63,581	4,012
*	ICU Medical Inc.	19,707	3,946
	Hill-Rom Holdings Inc.	37,238	3,493
*	Integra LifeSciences Holdings Corp.	71,640	3,424
*	Emergent BioSolutions Inc.	27,649	3,153
	Encompass Health Corp.	47,533	3,101
*	Haemonetics Corp.	32,805	2,941
*	NuVasive Inc.	33,920	1,768
*,1	Ligand Pharmaceuticals Inc.	16,343	1,667
*	LivaNova plc	25,162	1,180
*	Nektar Therapeutics Class A	57,836	1,119
	Cantel Medical Corp.	21,093	1,107
*	MEDNAX Inc.	33,823	628
			150,060
Industrials (18.5%)
*	Generac Holdings Inc.	63,755	12,112
	Graco Inc.	169,452	9,832
	Nordson Corp.	52,216	9,738
*	Trex Co. Inc.	58,846	8,797
	Toro Co.	109,016	8,207
	Hubbell Inc. Class B	55,134	7,990
	Carlisle Cos. Inc.	55,861	7,315
	Lennox International Inc.	23,365	6,550
	Lincoln Electric Holdings Inc.	60,410	5,842
		Shares	Market Value• ($000)
	Knight-Swift Transportation Holdings Inc. Class A	124,375	5,654
*	Axon Enterprise Inc.	63,905	5,475
	Tetra Tech Inc.	54,948	5,072
	Woodward Inc.	57,667	4,942
*	IAA Inc.	92,655	4,848
*	FTI Consulting Inc.	37,733	4,330
*	Mercury Systems Inc.	56,555	4,283
	Watsco Inc.	16,993	4,163
	Donaldson Co. Inc.	82,108	4,135
	Owens Corning	58,142	3,933
	Timken Co.	68,730	3,724
	ITT Inc.	58,819	3,694
	Landstar System Inc.	26,539	3,532
	Hexcel Corp.	84,942	3,346
*	Middleby Corp.	32,795	3,211
*	Clean Harbors Inc.	52,013	3,178
	Curtiss-Wright Corp.	30,936	3,165
	Oshkosh Corp.	40,855	3,146
	MSA Safety Inc.	23,266	2,930
*	Sunrun Inc.	51,703	2,924
*	MasTec Inc.	59,277	2,739
*	Stericycle Inc.	40,923	2,624
	Brink's Co.	51,362	2,484
	CoreLogic Inc.	36,360	2,414
	AGCO Corp.	33,511	2,383
*	ASGN Inc.	32,584	2,339
	EMCOR Group Inc.	25,687	1,927
*	Builders FirstSource Inc.	53,384	1,635
	Herman Miller Inc.	59,879	1,427
	Insperity Inc.	20,725	1,396
*	Kirby Corp.	31,814	1,350
*	Colfax Corp.	38,386	1,278
	Valmont Industries Inc.	9,978	1,268
	Werner Enterprises Inc.	26,787	1,232
			182,564
Information Technology (20.7%)
	Teradyne Inc.	168,615	14,327
*	Trimble Inc.	254,057	13,315
*	Fair Isaac Corp.	29,502	12,414
	Cognex Corp.	174,635	12,083
	Monolithic Power Systems Inc.	42,320	11,305
*	SolarEdge Technologies Inc.	50,484	11,165
	Universal Display Corp.	43,125	7,568
*	WEX Inc.	44,262	7,069
	MKS Instruments Inc.	55,810	6,671
*	Lumentum Holdings Inc.	76,189	6,552
*	Manhattan Associates Inc.	64,590	6,281
*	CACI International Inc. Class A	25,516	5,976
*	Ciena Corp.	96,893	5,501
*	Paylocity Holding Corp.	36,589	5,388
*	Ceridian HCM Holding Inc.	66,381	5,279
*	PTC Inc.	55,079	5,035
	Jabil Inc.	139,531	4,765
*	Enphase Energy Inc.	59,606	4,603

48

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Silicon Laboratories Inc.	44,437	4,551
	Cabot Microelectronics Corp.	29,563	4,502
	KBR Inc.	144,754	3,617
*	Qualys Inc.	34,077	3,617
*	Cirrus Logic Inc.	59,377	3,598
	CDK Global Inc.	75,415	3,516
*	ACI Worldwide Inc.	117,946	3,465
*	J2 Global Inc.	46,111	3,227
	Blackbaud Inc.	50,477	3,223
	Perspecta Inc.	138,848	2,884
	Littelfuse Inc.	15,557	2,813
*	Coherent Inc.	24,674	2,780
	MAXIMUS Inc.	34,305	2,660
	National Instruments Corp.	56,232	2,018
*	Semtech Corp.	33,822	1,984
	Science Applications International Corp.	22,635	1,889
*	Synaptics Inc.	21,140	1,804
*	LiveRamp Holdings Inc.	26,629	1,487
*	ViaSat Inc.	30,256	1,203
*	NCR Corp.	55,801	1,141
	Sabre Corp.	151,687	1,060
*	Teradata Corp.	42,968	1,046
*	CommVault Systems Inc.	21,133	914
			204,296
Materials (5.5%)
	Royal Gold Inc.	66,708	9,094
	Reliance Steel & Aluminum Co.	64,730	6,788
	Scotts Miracle-Gro Co.	40,083	6,755
	RPM International Inc.	79,029	6,699
	AptarGroup Inc.	39,166	4,637
	Eagle Materials Inc.	42,337	3,462
	Steel Dynamics Inc.	104,825	3,094
	Louisiana-Pacific Corp.	82,182	2,707
*	Ingevity Corp.	41,933	2,355
	Valvoline Inc.	101,693	2,075
	Silgan Holdings Inc.	47,417	1,805
	NewMarket Corp.	4,769	1,776
	Compass Minerals International Inc.	24,872	1,416
	Cabot Corp.	25,794	955
*	Allegheny Technologies Inc.	63,005	525
			54,143
Real Estate (8.8%)
	CyrusOne Inc.	76,161	6,362
	Rexford Industrial Realty Inc.	124,780	5,987
	EastGroup Properties Inc.	39,721	5,289
	CoreSite Realty Corp.	40,996	5,020
	Camden Property Trust	54,480	4,954
	STORE Capital Corp. Class A	176,545	4,774
	Cousins Properties Inc.	151,098	4,510
	Kilroy Realty Corp.	64,612	3,781
	Lamar Advertising Co. Class A	53,578	3,709
	First Industrial Realty Trust Inc.	85,385	3,642
	National Retail Properties Inc.	96,222	3,410
	Shares	Market Value• ($000)
Omega Healthcare Investors Inc.	103,871	3,217
Life Storage Inc.	29,107	3,069
Douglas Emmett Inc.	105,652	2,950
Jones Lang LaSalle Inc.	25,214	2,598
PS Business Parks Inc.	20,407	2,575
American Campus Communities Inc.	67,216	2,279
Brixmor Property Group Inc.	168,983	1,994
Highwoods Properties Inc.	52,875	1,970
Physicians Realty Trust	101,062	1,834
Healthcare Realty Trust Inc.	63,201	1,823
Rayonier Inc.	59,220	1,734
Spirit Realty Capital Inc.	44,042	1,564
PotlatchDeltic Corp.	31,378	1,445
Hudson Pacific Properties Inc.	56,038	1,316
Corporate Office Properties Trust	52,396	1,291
EPR Properties	34,616	1,119
Taubman Centers Inc.	26,903	1,030
Weingarten Realty Investors	53,800	940
Urban Edge Properties	51,711	546
		86,732
Utilities (1.7%)
Essential Utilities Inc.	124,747	5,302
IDACORP Inc.	23,114	2,078
MDU Resources Group Inc.	85,728	2,025
ONE Gas Inc.	26,906	1,994
Hawaiian Electric Industries Inc.	53,199	1,841
PNM Resources Inc.	40,553	1,772
Black Hills Corp.	29,944	1,679
		16,691
Total Common Stocks (Cost $871,193)		986,022

49

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 0.147% (Cost $4,282)	42,823	4,282
Total Investments (100.3%) (Cost $875,475)		990,304
Other Assets and Liabilities-Net (-0.3%)		(3,000)
Net Assets (100%)		987,304
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $296,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $307,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2020	8	1,541	24
See accompanying Notes, which are an integral part of the Financial Statements.
50

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $871,193)	986,022
Affiliated Issuers (Cost $4,282)	4,282
Total Investments in Securities	990,304
Investment in Vanguard	39
Cash	28
Cash Collateral Pledged—Futures Contracts	140
Receivables for Accrued Income	866
Receivables for Capital Shares Issued	3,829
Total Assets	995,206
Liabilities
Payables for Investment Securities Purchased	7,360
Collateral for Securities on Loan	307
Payables for Capital Shares Redeemed	150
Payables to Vanguard	65
Variation Margin Payable—Futures Contracts	20
Total Liabilities	7,902
Net Assets	987,304
At August 31, 2020, net assets consisted of:

Paid-in Capital	1,057,493
Total Distributable Earnings (Loss)	(70,189)
Net Assets	987,304

ETF Shares—Net Assets
Applicable to 5,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	774,043
Net Asset Value Per Share—ETF Shares	$152.52

Institutional Shares—Net Assets
Applicable to 701,580 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	213,261
Net Asset Value Per Share—Institutional Shares	$303.97
See accompanying Notes, which are an integral part of the Financial Statements.
51

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	10,242
Interest[1]	18
Securities Lending—Net	37
Total Income	10,297
Expenses
The Vanguard Group—Note B
Investment Advisory Services	135
Management and Administrative—ETF Shares	854
Management and Administrative—Institutional Shares	112
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	7
Custodian Fees	21
Auditing Fees	31
Shareholders’ Reports—ETF Shares	33
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,237
Expenses Paid Indirectly	(13)
Net Expenses	1,224
Net Investment Income	9,073
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	46,675
Futures Contracts	(103)
Realized Net Gain (Loss)	46,572
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	41,917
Futures Contracts	47
Change in Unrealized Appreciation (Depreciation)	41,964
Net Increase (Decrease) in Net Assets Resulting from Operations	97,609
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $75,494,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
52

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,073	11,104
Realized Net Gain (Loss)	46,572	(36,171)
Change in Unrealized Appreciation (Depreciation)	41,964	(36,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,609	(61,460)
Distributions[1]
ETF Shares	(9,255)	(6,629)
Institutional Shares	(2,652)	(2,658)
Total Distributions	(11,907)	(9,287)
Capital Share Transactions
ETF Shares	(25,872)	(40,742)
Institutional Shares	(13,744)	(48,958)
Net Increase (Decrease) from Capital Share Transactions	(39,616)	(89,700)
Total Increase (Decrease)	46,086	(160,447)
Net Assets
Beginning of Period	941,218	1,101,665
End of Period	987,304	941,218
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
53

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$137.70	$146.46	$121.33	$109.76	$99.88
Investment Operations
Net Investment Income	1.359[1]	1.519[1]	1.268[1]	1.152[1]	.954
Net Realized and Unrealized Gain (Loss) on Investments	15.183	(9.084)	25.098	11.576	9.960
Total from Investment Operations	16.542	(7.565)	26.366	12.728	10.914
Distributions
Dividends from Net Investment Income	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)
Net Asset Value, End of Period	$152.52	$137.70	$146.46	$121.33	$109.76
Total Return	12.08%	-5.08%	21.83%	11.67%	11.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$774	$737	$831	$686	$513
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.98%	1.13%	0.94%	0.99%	1.08%
Portfolio Turnover Rate[2]	49%	40%	43%	40%	38%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$274.38	$292.07	$241.68	$218.61	$198.85
Investment Operations
Net Investment Income	2.925[1]	3.242[1]	2.894[1]	2.604[1]	2.094
Net Realized and Unrealized Gain (Loss) on Investments	30.247	(18.167)	49.971	23.011	19.906
Total from Investment Operations	33.172	(14.925)	52.865	25.615	22.000
Distributions
Dividends from Net Investment Income	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)
Net Asset Value, End of Period	$303.97	$274.38	$292.07	$241.68	$218.61
Total Return	12.17%	-5.02%	21.97%	11.80%	11.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$213	$205	$271	$320	$170
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.20%	1.06%	1.11%	1.20%
Portfolio Turnover Rate[2]	49%	40%	43%	40%	38%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
57

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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S&P Mid-Cap 400 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	75,563
Total Distributable Earnings (Loss)	(75,563)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,958
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(188,240)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	114,093
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	11,907	9,287
Long-Term Capital Gains	—	—
Total	11,907	9,287
*	Includes short-term capital gains, if any.
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S&P Mid-Cap 400 Growth Index Fund
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	876,211
Gross Unrealized Appreciation	193,190
Gross Unrealized Depreciation	(79,097)
Net Unrealized Appreciation (Depreciation)	114,093
F.	During the year ended August 31, 2020, the fund purchased $694,314,000 of investment securities and sold $755,493,000 of investment securities, other than temporary cash investments. Purchases and sales include $206,831,000 and $310,202,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $259,162,000 and $223,421,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	279,461	1,975	292,561	2,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(305,333)	(2,250)	(333,303)	(2,475)
Net Increase (Decrease)—ETF Shares	(25,872)	(275)	(40,742)	(325)
Institutional Shares
Issued	20,460	79	37,712	144
Issued in Lieu of Cash Distributions	2,444	9	2,069	8
Redeemed	(36,648)	(131)	(88,739)	(333)
Net Increase (Decrease)—Institutional Shares	(13,744)	(43)	(48,958)	(181)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
60

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 19, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2020 tax information (unaudited) for Vanguard S&P Mid-Cap 400 Index Funds
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Mid-Cap 400 Index Fund	28,088
S&P Mid-Cap 400 Value Index Fund	16,087
S&P Mid-Cap 400 Growth Index Fund	9,186
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Mid-Cap 400 Index Fund	4,872
S&P Mid-Cap 400 Value Index Fund	1,190
S&P Mid-Cap 400 Growth Index Fund	1,838
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P Mid-Cap 400 Index Fund	82.3%
S&P Mid-Cap 400 Value Index Fund	77.5
S&P Mid-Cap 400 Growth Index Fund	85.7
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
65

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, andWorldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010–2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Connect with Vanguard®>vanguard.com
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
Vanguard Marketing Corporation, Distributor.
Q18420 102020

Annual Report  |  August 31, 2020
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2020, Vanguard S&P 500 Growth Index Fund returned 37.29% for ETF Shares and 37.35% for Institutional Shares. Vanguard S&P 500 Value Index Fund returned 3.33% for ETF Shares and 3.39% for Institutional Shares. Both funds tracked their target indexes. Returns for ETF shares are based on net asset value.
•	After declining nearly 35% in parts of February and March, the broad U.S. stock market reached a record high in August as the response of some major central banks and governments to the spread of the coronavirus, along with progress toward a vaccine and treatments, helped lift investor sentiment. U.S. stocks rebounded more strongly than stocks in developed markets outside the United States or in emerging markets.
•	Growth stocks surpassed value stocks for the fiscal year, and large-capitalization stocks outperformed their mid- and small-cap counterparts.
•	Information technology stocks, the top contributor to returns for both funds, benefited from the pandemic-induced online environment and the continued rise of digital services. Health care stocks also were strong contributors in both funds.
•	Energy stocks were the biggest detractors for both funds as the pandemic severely reduced global demand for oil.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.50%	14.58%	14.31%
Russell 2000 Index (Small-caps)	6.02	5.03	7.65
Russell 3000 Index (Broad U.S. market)	21.44	13.95	13.86
FTSE All-World ex US Index (International)	8.78	2.92	6.00
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.47%	5.09%	4.33%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.24	4.09	3.99
FTSE Three-Month U.S. Treasury Bill Index	1.18	1.67	1.15
CPI
Consumer Price Index	1.31%	1.92%	1.75%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,028.90	$0.51
Institutional Shares	1,000.00	1,029.40	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,331.60	$0.59
Institutional Shares	1,000.00	1,331.90	0.47
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.63	$0.51
Institutional Shares	1,000.00	1,024.73	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.63	$0.51
Institutional Shares	1,000.00	1,024.73	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

S&P 500 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P 500 Value Index Fund ETF Shares Net Asset Value	3.33%	8.62%	10.89%	$28,065
S&P 500 Value Index Fund ETF Shares Market Price	3.44	8.62	10.90	28,083
S&P 500 Value Index	3.44	8.75	11.04	28,451
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (3/3/2015)	Final Value of a $5,000,000 Investment
S&P 500 Value Index Fund Institutional Shares	3.39%	8.69%	6.49%	$7,064,421
S&P 500 Value Index	3.44	8.75	6.55	7,087,763
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	11.30	9,006,956
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
See Financial Highlights for dividend and capital gains information.
4

S&P 500 Value Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P 500 Value Index Fund ETF Shares Market Price	3.44%	51.20%	180.83%
S&P 500 Value Index Fund ETF Shares Net Asset Value	3.33	51.21	180.65
S&P 500 Value Index	3.44	52.12	184.51
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

S&P 500 Value Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	8.2%
Consumer Discretionary	5.7
Consumer Staples	10.8
Energy	5.2
Financials	18.5
Health Care	20.6
Industrials	10.1
Information Technology	8.2
Materials	3.1
Real Estate	3.2
Utilities	6.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (8.2%)
	Verizon Communications Inc.	499,986	29,634
	AT&T Inc.	860,924	25,664
	Walt Disney Co.	85,104	11,223
	Comcast Corp. Class A	242,151	10,851
*	T-Mobile US Inc.	70,351	8,209
	Activision Blizzard Inc.	93,098	7,775
*	Twitter Inc.	94,814	3,847
*	Electronic Arts Inc.	16,400	2,287
	ViacomCBS Inc. Class B	65,382	1,821
	Omnicom Group Inc.	25,905	1,401
	CenturyLink Inc.	119,251	1,282
	Fox Corp. Class A	41,457	1,155
*	DISH Network Corp. Class A	31,043	1,103
	Interpublic Group of Cos. Inc.	47,026	835
*	Discovery Inc. Class C	38,499	769
	News Corp. Class A	50,281	760
	Fox Corp. Class B	19,147	532
*	Discovery Inc. Class A	19,157	423
*	Live Nation Entertainment Inc.	5,682	323
	News Corp. Class B	11,336	171
			110,065
Consumer Discretionary (5.7%)
	Home Depot Inc.	37,690	10,743
	McDonald's Corp.	50,308	10,742
	NIKE Inc. Class B	49,458	5,534
	Lowe's Cos. Inc.	31,022	5,109
	General Motors Co.	152,181	4,509
	Target Corp.	21,753	3,289
	Ford Motor Co.	472,012	3,219
	Best Buy Co. Inc.	27,471	3,047
	Aptiv plc	32,394	2,790
*	Dollar Tree Inc.	28,670	2,760
	Lennar Corp. Class A	32,916	2,463
	Genuine Parts Co.	17,419	1,645
	Expedia Group Inc.	16,375	1,607
	Royal Caribbean Cruises Ltd.	20,774	1,430
	Whirlpool Corp.	7,505	1,334
	Advance Auto Parts Inc.	8,358	1,306
	Hasbro Inc.	15,378	1,214
		Shares	Market Value• ($000)
	VF Corp.	18,090	1,189
	Tractor Supply Co.	7,123	1,060
	BorgWarner Inc.	25,083	1,018
	Carnival Corp.	57,344	945
	Las Vegas Sands Corp.	17,435	884
	L Brands Inc.	28,151	828
	Newell Brands Inc.	46,105	737
	Darden Restaurants Inc.	8,467	734
*	Ulta Beauty Inc.	3,055	709
*	Mohawk Industries Inc.	7,180	663
	Hanesbrands Inc.	41,975	642
*	Norwegian Cruise Line Holdings Ltd.	33,006	565
*	LKQ Corp.	17,644	560
	MGM Resorts International	23,226	523
	Tapestry Inc.	33,320	491
	PVH Corp.	8,562	477
	Gap Inc.	25,655	446
	Kohl's Corp.	19,030	406
	Ralph Lauren Corp. Class A	5,766	397
	H&R Block Inc.	23,275	337
*	Under Armour Inc. Class A	22,883	224
	Leggett & Platt Inc.	5,427	223
*	Under Armour Inc. Class C	23,558	209
	Lennar Corp. Class B	363	22
			77,030
Consumer Staples (10.8%)
	Walmart Inc.	141,092	19,591
	Procter & Gamble Co.	125,632	17,379
	Coca-Cola Co.	280,249	13,881
	PepsiCo Inc.	87,184	12,211
	Mondelez International Inc. Class A	172,476	10,076
	Philip Morris International Inc.	105,363	8,407
	Costco Wholesale Corp.	21,873	7,604
	Altria Group Inc.	136,979	5,991
	General Mills Inc.	73,242	4,684
	Colgate-Palmolive Co.	56,927	4,512
	Constellation Brands Inc. Class A	20,296	3,744
	Kroger Co.	95,002	3,390
	Walgreens Boots Alliance Inc.	89,047	3,386
7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Clorox Co.	15,119	3,379
	Kimberly-Clark Corp.	20,988	3,311
	Archer-Daniels-Midland Co.	67,128	3,005
	Kraft Heinz Co.	75,299	2,638
	Conagra Brands Inc.	58,893	2,259
	Kellogg Co.	30,203	2,142
	Sysco Corp.	33,752	2,030
	Hormel Foods Corp.	33,881	1,727
	J M Smucker Co.	13,769	1,655
	McCormick & Co. Inc. (Non-Voting)	7,327	1,511
	Church & Dwight Co. Inc.	13,655	1,309
*	Monster Beverage Corp.	14,890	1,249
	Tyson Foods Inc. Class A	18,472	1,160
	Hershey Co.	5,873	873
	Molson Coors Beverage Co. Class B	22,698	854
	Campbell Soup Co.	11,450	602
	Lamb Weston Holdings Inc.	7,947	499
	Coty Inc. Class A	19,134	68
			145,127
Energy (5.1%)
	Exxon Mobil Corp.	510,906	20,406
	Chevron Corp.	225,591	18,934
	Kinder Morgan Inc.	235,017	3,248
	Schlumberger NV	167,773	3,189
	Williams Cos. Inc.	146,599	3,043
	Marathon Petroleum Corp.	78,579	2,787
	Valero Energy Corp.	49,271	2,591
	Halliburton Co.	105,927	1,714
	EOG Resources Inc.	35,200	1,596
	Phillips 66	26,407	1,544
	ONEOK Inc.	53,095	1,459
	Occidental Petroleum Corp.	108,632	1,384
	Concho Resources Inc.	23,744	1,234
	Baker Hughes Co. Class A	79,049	1,129
	Pioneer Natural Resources Co.	7,571	787
	Diamondback Energy Inc.	19,050	742
	Noble Energy Inc.	58,132	579
	Marathon Oil Corp.	95,830	506
	Devon Energy Corp.	46,186	502
	HollyFrontier Corp.	17,959	429
	TechnipFMC plc	50,804	391
	National Oilwell Varco Inc.	32,364	388
	Cabot Oil & Gas Corp.	17,830	338
	Apache Corp.	17,305	256
			69,176
Financials (18.4%)
*	Berkshire Hathaway Inc. Class B	234,893	51,217
	Bank of America Corp.	943,442	24,284
	JPMorgan Chase & Co.	191,447	19,181
	Citigroup Inc.	251,548	12,859
	Wells Fargo & Co.	450,829	10,887
	Goldman Sachs Group Inc.	37,399	7,662
		Shares	Market Value• ($000)
	Morgan Stanley	144,702	7,562
	Chubb Ltd.	54,536	6,817
	Truist Financial Corp.	162,823	6,319
	US Bancorp	165,635	6,029
	PNC Financial Services Group Inc.	51,265	5,701
	BlackRock Inc.	9,133	5,427
	Capital One Financial Corp.	55,022	3,798
	CME Group Inc.	21,231	3,734
	Bank of New York Mellon Corp.	97,371	3,601
	MetLife Inc.	93,203	3,585
	Travelers Cos. Inc.	30,548	3,545
	Allstate Corp.	37,950	3,529
	American Express Co.	31,906	3,241
	Prudential Financial Inc.	47,727	3,234
	Intercontinental Exchange Inc.	29,754	3,161
	Aflac Inc.	86,691	3,149
	American International Group Inc.	104,070	3,033
	State Street Corp.	42,534	2,896
	Marsh & McLennan Cos. Inc.	24,044	2,763
	Progressive Corp.	27,592	2,622
	Aon plc Class A	10,339	2,068
	Northern Trust Corp.	25,146	2,059
	Fifth Third Bancorp	86,088	1,779
	Hartford Financial Services Group Inc.	43,296	1,751
	Willis Towers Watson plc	8,096	1,664
	M&T Bank Corp.	15,512	1,602
	KeyCorp	117,922	1,453
	E*TRADE Financial Corp.	26,700	1,444
	Regions Financial Corp.	115,753	1,338
	Citizens Financial Group Inc.	51,618	1,335
	Charles Schwab Corp.	37,337	1,327
	Principal Financial Group Inc.	30,812	1,297
	First Republic Bank	10,555	1,192
	Arthur J Gallagher & Co.	11,215	1,181
	Huntington Bancshares Inc.	122,412	1,152
	Raymond James Financial Inc.	14,722	1,115
	Everest Re Group Ltd.	4,829	1,063
	W R Berkley Corp.	17,082	1,060
	Loews Corp.	29,223	1,048
	T. Rowe Price Group Inc.	7,161	997
	Nasdaq Inc.	7,347	988
	Globe Life Inc.	11,850	977
	Assurant Inc.	7,203	876
	Lincoln National Corp.	23,313	840
	Ameriprise Financial Inc.	5,170	811
	Cincinnati Financial Corp.	9,842	782
	Discover Financial Services	14,044	745
	Franklin Resources Inc.	33,501	705
	Comerica Inc.	16,781	663
	Zions Bancorp NA	19,779	636
*	SVB Financial Group	2,241	572
	People's United Financial Inc.	51,313	543

8

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Invesco Ltd.	45,364	463
	Unum Group	24,559	454
			247,816
Health Care (20.5%)
	UnitedHealth Group Inc.	114,592	35,816
	Johnson & Johnson	184,635	28,325
	Pfizer Inc.	671,200	25,365
	Medtronic plc	162,046	17,415
	Merck & Co. Inc.	137,247	11,703
	Gilead Sciences Inc.	151,527	10,114
	Abbott Laboratories	89,769	9,827
	CVS Health Corp.	157,936	9,811
	AbbVie Inc.	100,087	9,585
	Becton Dickinson & Co.	35,630	8,650
	Anthem Inc.	30,464	8,576
	Cigna Corp.	44,584	7,908
	Bristol-Myers Squibb Co.	123,033	7,653
	Amgen Inc.	29,144	7,383
	Eli Lilly & Co.	45,795	6,795
	Humana Inc.	15,973	6,631
*	Biogen Inc.	19,719	5,672
	Danaher Corp.	27,371	5,651
	HCA Healthcare Inc.	31,820	4,319
*	Centene Corp.	69,978	4,291
	Zimmer Biomet Holdings Inc.	24,991	3,521
	McKesson Corp.	19,557	3,001
	Baxter International Inc.	33,821	2,945
*	Boston Scientific Corp.	70,791	2,904
	Stryker Corp.	13,248	2,625
*	Illumina Inc.	7,106	2,538
*	Regeneron Pharmaceuticals Inc.	4,022	2,493
*	Laboratory Corp. of America Holdings	11,749	2,065
	Quest Diagnostics Inc.	16,162	1,798
	Cardinal Health Inc.	35,308	1,792
	AmerisourceBergen Corp. Class A	17,951	1,742
	Agilent Technologies Inc.	16,030	1,610
*	Alexion Pharmaceuticals Inc.	11,192	1,278
*	Henry Schein Inc.	17,235	1,145
*	IQVIA Holdings Inc.	6,649	1,089
*	Mettler-Toledo International Inc.	1,067	1,036
	Universal Health Services Inc. Class B	9,384	1,035
*	Mylan NV	62,429	1,023
	Cerner Corp.	13,624	1,000
*	DaVita Inc.	10,293	893
	Perrigo Co. plc	16,450	860
*	Varian Medical Systems Inc.	4,936	857
*	Hologic Inc.	14,330	856
	Cooper Cos. Inc.	2,549	801
	STERIS plc	4,720	753
*	ABIOMED Inc.	2,334	718
		Shares	Market Value• ($000)
	PerkinElmer Inc.	5,798	683
*	Waters Corp.	2,843	615
	DENTSPLY SIRONA Inc.	12,449	559
*	Bio-Rad Laboratories Inc. Class A	727	370
			276,095
Industrials (10.0%)
	3M Co.	69,502	11,330
	United Parcel Service Inc. Class B	46,792	7,656
	Honeywell International Inc.	45,796	7,581
	General Electric Co.	1,056,963	6,701
	FedEx Corp.	29,042	6,385
	Boeing Co.	36,276	6,233
	Union Pacific Corp.	31,155	5,995
	Raytheon Technologies Corp.	83,522	5,095
	Eaton Corp. plc	48,334	4,935
	General Dynamics Corp.	28,075	4,193
	Caterpillar Inc.	26,815	3,816
	Johnson Controls International plc	89,908	3,662
	CSX Corp.	46,245	3,536
	Deere & Co.	15,499	3,256
	Norfolk Southern Corp.	14,240	3,026
	Stanley Black & Decker Inc.	18,625	3,004
	Illinois Tool Works Inc.	13,549	2,677
	Fortive Corp.	35,826	2,583
	Southwest Airlines Co.	64,832	2,436
	Emerson Electric Co.	33,221	2,308
	Waste Management Inc.	19,716	2,248
	Delta Air Lines Inc.	68,617	2,117
	WW Grainger Inc.	5,237	1,914
	CH Robinson Worldwide Inc.	16,279	1,600
	Otis Worldwide Corp.	23,129	1,455
	Westinghouse Air Brake Technologies Corp.	21,824	1,452
	Parker-Hannifin Corp.	6,977	1,437
	Jacobs Engineering Group Inc.	15,729	1,420
	Rockwell Automation Inc.	6,015	1,387
*	Carrier Global Corp.	46,288	1,382
	Cummins Inc.	6,604	1,369
	Trane Technologies plc	10,972	1,299
	Republic Services Inc. Class A	13,726	1,273
	Verisk Analytics Inc. Class A	6,070	1,133
*	United Airlines Holdings Inc.	30,512	1,098
	Textron Inc.	27,537	1,086
	IHS Markit Ltd.	13,030	1,041
	Fastenal Co.	20,794	1,016
	Equifax Inc.	5,857	986
	Snap-on Inc.	6,580	976
	Pentair plc	20,006	903
	Expeditors International of Washington Inc.	9,649	853
	A O Smith Corp.	16,315	799
	American Airlines Group Inc.	60,019	783

9

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Dover Corp.	7,124	782
	Robert Half International Inc.	13,846	737
	Xylem Inc.	8,904	714
	IDEX Corp.	3,915	706
	Nielsen Holdings plc	43,036	658
	JB Hunt Transport Services Inc.	4,179	587
	Alaska Air Group Inc.	14,815	577
	Rollins Inc.	9,018	497
	Quanta Services Inc.	9,151	469
	Flowserve Corp.	15,692	466
	Howmet Aerospace Inc.	23,189	406
*	Ingersoll Rand Inc.	11,264	395
	Huntington Ingalls Industries Inc.	2,002	303
			134,732
Information Technology (8.2%)
	Cisco Systems Inc.	512,436	21,635
	International Business Machines Corp.	107,286	13,229
	Fidelity National Information Services Inc.	74,652	11,261
	Intel Corp.	219,990	11,209
	Accenture plc Class A	28,478	6,833
	Texas Instruments Inc.	42,140	5,990
	Oracle Corp.	100,594	5,756
	Cognizant Technology Solutions Corp. Class A	65,321	4,367
	HP Inc.	172,785	3,378
	Global Payments Inc.	18,431	3,255
	Automatic Data Processing Inc.	19,735	2,745
	TE Connectivity Ltd.	19,944	1,927
	Corning Inc.	48,578	1,577
	Hewlett Packard Enterprise Co.	155,147	1,500
	Western Digital Corp.	36,243	1,392
*	VeriSign Inc.	5,769	1,239
	Maxim Integrated Products Inc.	18,021	1,233
	Skyworks Solutions Inc.	8,460	1,225
	Xilinx Inc.	11,184	1,165
	Juniper Networks Inc.	40,003	1,000
	Citrix Systems Inc.	6,739	979
*	F5 Networks Inc.	7,368	975
	Paychex Inc.	12,752	975
	Jack Henry & Associates Inc.	4,437	734
	Leidos Holdings Inc.	8,065	730
	NetApp Inc.	14,418	683
*	Akamai Technologies Inc.	5,504	641
	DXC Technology Co.	30,629	612
	NortonLifeLock Inc.	24,821	584
	Broadridge Financial Solutions Inc.	4,161	572
	Seagate Technology plc	10,922	524
*	IPG Photonics Corp.	2,138	346
	Shares	Market Value• ($000)
FLIR Systems Inc.	8,226	304
		110,575
Materials (3.1%)
Newmont Corp.	96,979	6,525
DuPont de Nemours Inc.	88,677	4,945
Linde plc	18,404	4,596
Ecolab Inc.	14,645	2,886
Corteva Inc.	90,440	2,582
Amcor plc	190,116	2,103
LyondellBasell Industries NV Class A	31,025	2,031
International Paper Co.	47,535	1,724
PPG Industries Inc.	13,955	1,680
Nucor Corp.	36,355	1,653
International Flavors & Fragrances Inc.	12,924	1,600
Freeport-McMoRan Inc.	79,016	1,233
Eastman Chemical Co.	16,444	1,202
Albemarle Corp.	12,836	1,168
Packaging Corp. of America	11,479	1,162
Westrock Co.	31,279	949
Ball Corp.	11,412	917
CF Industries Holdings Inc.	25,808	842
Mosaic Co.	42,048	767
Sealed Air Corp.	18,792	739
Avery Dennison Corp.	2,911	336
		41,640
Real Estate (3.2%)
Digital Realty Trust Inc.	32,421	5,046
Prologis Inc.	38,373	3,909
Crown Castle International Corp.	21,149	3,452
Welltower Inc.	50,448	2,902
Weyerhaeuser Co.	90,180	2,733
AvalonBay Communities Inc.	17,006	2,688
Equity Residential	42,281	2,387
Public Storage	10,172	2,160
Ventas Inc.	45,112	1,859
Simon Property Group Inc.	22,152	1,503
Realty Income Corp.	22,839	1,417
Alexandria Real Estate Equities Inc.	7,007	1,180
Iron Mountain Inc.	34,832	1,048
Host Hotels & Resorts Inc.	85,313	958
Healthpeak Properties Inc.	34,528	954
Mid-America Apartment Communities Inc.	7,586	888
Essex Property Trust Inc.	3,949	855
Boston Properties Inc.	9,765	848
Regency Centers Corp.	20,539	816
Duke Realty Corp.	18,234	703
Extra Space Storage Inc.	6,554	698
Vornado Realty Trust	19,146	686
UDR Inc.	18,864	657

10

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Apartment Investment & Management Co. Class A	17,977	648
Kimco Realty Corp.	52,212	626
SL Green Realty Corp.	9,232	432
Federal Realty Investment Trust	4,932	391
		42,444
Utilities (6.4%)
Dominion Energy Inc.	101,410	7,955
NextEra Energy Inc.	27,795	7,759
Duke Energy Corp.	88,794	7,134
Southern Co.	127,597	6,658
American Electric Power Co. Inc.	59,883	4,721
Xcel Energy Inc.	63,439	4,407
Exelon Corp.	117,753	4,346
WEC Energy Group Inc.	38,113	3,586
Eversource Energy	40,654	3,484
Public Service Enterprise Group Inc.	61,096	3,192
Consolidated Edison Inc.	40,372	2,880
DTE Energy Co.	23,276	2,762
PPL Corp.	92,903	2,567
Sempra Energy	19,449	2,405
Entergy Corp.	24,191	2,398
Edison International	45,676	2,397
Ameren Corp.	29,842	2,361
CMS Energy Corp.	34,559	2,090
FirstEnergy Corp.	65,417	1,870
Alliant Energy Corp.	30,121	1,631
American Water Works Co. Inc.	10,929	1,545
Atmos Energy Corp.	14,763	1,474
Evergy Inc.	27,428	1,460
AES Corp.	80,438	1,428
CenterPoint Energy Inc.	65,905	1,323
NiSource Inc.	46,207	1,024
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	13,583	996
		85,853
Total Common Stocks (Cost $1,364,963)		1,340,553

Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.147%	13,986	1,399
	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[2] United States Treasury Bill, 0.212%, 9/15/20	26	25
Total Temporary Cash Investments (Cost $1,424)		1,424
Total Investments (99.7%) (Cost $1,366,387)		1,341,977
Other Assets and Liabilities-Net (0.3%)		3,742
Net Assets (100%)		1,345,719
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $25,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	5	875	19

11

S&P 500 Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	9/2/21	BOANA	4,166	(0.157)	—	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,364,988)	1,340,578
Affiliated Issuers (Cost $1,399)	1,399
Total Investments in Securities	1,341,977
Investment in Vanguard	55
Cash Collateral Pledged—Futures Contracts	32
Receivables for Investment Securities Sold	300
Receivables for Accrued Income	3,423
Total Assets	1,345,787
Liabilities
Due to Custodian	2
Payables to Vanguard	65
Variation Margin Payable—Futures Contracts	1
Total Liabilities	68
Net Assets	1,345,719
At August 31, 2020, net assets consisted of:

Paid-in Capital	1,443,104
Total Distributable Earnings (Loss)	(97,385)
Net Assets	1,345,719

ETF Shares—Net Assets
Applicable to 11,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,243,641
Net Asset Value Per Share—ETF Shares	$112.29

Institutional Shares—Net Assets
Applicable to 414,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,078
Net Asset Value Per Share—Institutional Shares	$246.27
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	34,209
Interest[1]	19
Securities Lending—Net	50
Total Income	34,278
Expenses
The Vanguard Group—Note B
Investment Advisory Services	186
Management and Administrative—ETF Shares	819
Management and Administrative—Institutional Shares	57
Marketing and Distribution—ETF Shares	66
Marketing and Distribution—Institutional Shares	2
Custodian Fees	41
Auditing Fees	31
Shareholders’ Reports—ETF Shares	30
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,233
Expenses Paid Indirectly	(11)
Net Expenses	1,222
Net Investment Income	33,056
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	114,625
Futures Contracts	289
Swap Contracts	313
Realized Net Gain (Loss)	115,227
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(108,686)
Futures Contracts	15
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(108,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,612
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $135,359,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,056	25,260
Realized Net Gain (Loss)	115,227	15,623
Change in Unrealized Appreciation (Depreciation)	(108,671)	(18,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,612	22,740
Distributions[1]
ETF Shares	(28,680)	(22,989)
Institutional Shares	(2,468)	(2,133)
Total Distributions	(31,148)	(25,122)
Capital Share Transactions
ETF Shares	252,592	112,784
Institutional Shares	6,800	5,791
Net Increase (Decrease) from Capital Share Transactions	259,392	118,575
Total Increase (Decrease)	267,856	116,193
Net Assets
Beginning of Period	1,077,863	961,670
End of Period	1,345,719	1,077,863
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$111.46	$111.93	$101.33	$92.41	$83.75
Investment Operations
Net Investment Income	2.984[1]	2.694[1]	2.558[1]	2.422[1]	2.125
Net Realized and Unrealized Gain (Loss) on Investments	.683	(.511)	10.535	8.726	8.605
Total from Investment Operations	3.667	2.183	13.093	11.148	10.730
Distributions
Dividends from Net Investment Income	(2.837)	(2.653)	(2.493)	(2.228)	(2.070)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.837)	(2.653)	(2.493)	(2.228)	(2.070)
Net Asset Value, End of Period	$112.29	$111.46	$111.93	$101.33	$92.41
Total Return	3.33%	2.05%	13.08%	12.19%	13.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,244	$984	$873	$768	$487
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.48%	2.38%	2.46%	2.64%
Portfolio Turnover Rate[2]	31%	28%	20%	16%	22%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$244.40	$245.49	$222.23	$202.64	$183.75
Investment Operations
Net Investment Income	6.596[1]	5.950[1]	6.077[1]	5.202[1]	4.765
Net Realized and Unrealized Gain (Loss) on Investments	1.491	(1.115)	22.813	19.393	18.875
Total from Investment Operations	8.087	4.835	28.890	24.595	23.640
Distributions
Dividends from Net Investment Income	(6.217)	(5.925)	(5.630)	(5.005)	(4.750)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.217)	(5.925)	(5.630)	(5.005)	(4.750)
Net Asset Value, End of Period	$246.27	$244.40	$245.49	$222.23	$202.64
Total Return	3.39%	2.07%	13.18%	12.27%	13.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$94	$89	$4	$7
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.50%	2.45%	2.53%	2.71%
Portfolio Turnover Rate[2]	31%	28%	20%	16%	22%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
18

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the year ended August 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
19

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
20

S&P 500 Value Index Fund
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $55,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,340,553	—	—	1,340,553
Temporary Cash Investments	1,399	25	—	1,424
Total	1,341,952	25	—	1,341,977

Derivative Financial Instruments
Assets
Swaps Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	1	—	—	1
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	135,365
Total Distributable Earnings (Loss)	(135,365)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,154
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(77,536)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(27,003)
22

S&P 500 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	31,148	25,122
Long-Term Capital Gains	—	—
Total	31,148	25,122
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,368,980
Gross Unrealized Appreciation	131,658
Gross Unrealized Depreciation	(158,661)
Net Unrealized Appreciation (Depreciation)	(27,003)
F.	During the year ended August 31, 2020, the fund purchased $1,087,887,000 of investment securities and sold $830,014,000 of investment securities, other than temporary cash investments. Purchases and sales include $670,465,000 and $453,260,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $239,702,000 and $223,405,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	710,246	6,150	429,712	4,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(457,654)	(3,900)	(316,928)	(3,125)
Net Increase (Decrease)—ETF Shares	252,592	2,250	112,784	1,025
23

S&P 500 Value Index Fund
	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	11,610	47	10,110	43
Issued in Lieu of Cash Distributions	1,990	8	1,835	8
Redeemed	(6,800)	(27)	(6,154)	(26)
Net Increase (Decrease)—Institutional Shares	6,800	28	5,791	25
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
24

S&P 500 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P 500 Growth Index Fund ETF Shares Net Asset Value	37.29%	18.81%	17.59%	$50,408
S&P 500 Growth Index Fund ETF Shares Market Price	37.43	18.82	17.60	50,444
S&P 500 Growth Index	37.45	18.98	17.76	51,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Since Inception (4/5/2019) [1]	Final Value of a $5,000,000 Investment
S&P 500 Growth Index Fund Institutional Shares	37.35%	28.17%	$7,088,586
S&P 500 Growth Index	37.45	28.28	7,096,875
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	15.71	6,139,121
1	Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; the return for this period was -5.47%. On April 5, 2019, the class recommenced operations. The total returns shown for both the fund and its comparative standards are based on the period beginning April 5, 2019.

See Financial Highlights for dividend and capital gains information.
25

S&P 500 Growth Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P 500 Growth Index Fund ETF Shares Market Price	37.43%	136.87%	404.44%
S&P 500 Growth Index Fund ETF Shares Net Asset Value	37.29	136.78	404.08
S&P 500 Growth Index	37.45	138.40	411.49
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
26

S&P 500 Growth Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	12.9%
Consumer Discretionary	15.0
Consumer Staples	4.3
Energy	0.6
Financials	4.1
Health Care	9.9
Industrials	6.7
Information Technology	41.5
Materials	2.1
Real Estate	2.3
Utilities	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
27

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (12.9%)
*	Facebook Inc. Class A	605,293	177,472
*	Alphabet Inc. Class A	75,046	122,290
*	Alphabet Inc. Class C	74,099	121,091
*	Netflix Inc.	110,705	58,625
	Walt Disney Co.	277,371	36,577
	Comcast Corp. Class A	642,058	28,770
*	Charter Communications Inc. Class A	37,933	23,352
*	Electronic Arts Inc.	38,514	5,371
*	Take-Two Interactive Software Inc.	28,682	4,910
*	Live Nation Entertainment Inc.	23,955	1,361
			579,819
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	105,468	363,966
	Home Depot Inc.	192,228	54,793
	Starbucks Corp.	294,035	24,837
	NIKE Inc. Class B	209,138	23,400
	Lowe's Cos. Inc.	125,432	20,657
*	Booking Holdings Inc.	10,313	19,703
	McDonald's Corp.	82,365	17,587
	TJX Cos. Inc.	301,534	16,521
	Dollar General Corp.	63,356	12,790
	Target Corp.	80,546	12,179
	eBay Inc.	166,303	9,110
*	O'Reilly Automotive Inc.	18,688	8,702
*	Chipotle Mexican Grill Inc. Class A	6,461	8,466
	Ross Stores Inc.	89,456	8,148
	Yum! Brands Inc.	75,769	7,263
*	AutoZone Inc.	5,873	7,026
	Marriott International Inc. Class A	67,750	6,972
	Hilton Worldwide Holdings Inc.	69,783	6,306
	DR Horton Inc.	83,262	5,942
*	CarMax Inc.	40,965	4,380
	Domino's Pizza Inc.	9,846	4,027
	Garmin Ltd.	36,544	3,786
		Shares	Market Value• ($000)
*	NVR Inc.	871	3,631
	Tiffany & Co.	27,500	3,369
	PulteGroup Inc.	63,431	2,828
	VF Corp.	42,545	2,797
	Las Vegas Sands Corp.	48,250	2,447
	Wynn Resorts Ltd.	24,440	2,137
	Tractor Supply Co.	14,254	2,121
*	Ulta Beauty Inc.	7,807	1,813
	MGM Resorts International	75,744	1,704
	Darden Restaurants Inc.	15,082	1,307
*	LKQ Corp.	39,915	1,267
	Leggett & Platt Inc.	22,054	904
			672,886
Consumer Staples (4.2%)
	Procter & Gamble Co.	361,456	50,000
	PepsiCo Inc.	167,654	23,482
	Costco Wholesale Corp.	65,571	22,796
	Coca-Cola Co.	389,215	19,278
	Philip Morris International Inc.	172,477	13,762
	Estee Lauder Cos. Inc. Class A	56,578	12,544
	Altria Group Inc.	182,466	7,981
	Colgate-Palmolive Co.	97,044	7,692
	Kimberly-Clark Corp.	41,994	6,625
*	Monster Beverage Corp.	63,047	5,287
	Hershey Co.	24,869	3,696
	Sysco Corp.	57,355	3,449
	Brown-Forman Corp. Class B	45,902	3,359
	McCormick & Co. Inc. (Non-Voting)	15,862	3,271
	Church & Dwight Co. Inc.	33,431	3,204
	Tyson Foods Inc. Class A	35,473	2,228
	Lamb Weston Holdings Inc.	20,224	1,271
	Campbell Soup Co.	18,821	990
	Coty Inc. Class A	34,825	125
			191,040
Energy (0.6%)
	ConocoPhillips	269,978	10,229
	EOG Resources Inc.	73,262	3,322
	Phillips 66	54,961	3,214
	Hess Corp.	65,713	3,025
	Pioneer Natural Resources Co.	25,695	2,670
28

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Cabot Oil & Gas Corp.	63,207	1,199
	Apache Corp.	58,651	868
	National Oilwell Varco Inc.	30,710	369
			24,896
Financials (4.1%)
	JPMorgan Chase & Co.	368,190	36,889
	S&P Global Inc.	60,640	22,220
	Moody's Corp.	40,600	11,962
	BlackRock Inc.	19,800	11,765
	American Express Co.	99,702	10,129
	Marsh & McLennan Cos. Inc.	78,351	9,003
	Progressive Corp.	89,877	8,542
	CME Group Inc.	46,030	8,095
	Intercontinental Exchange Inc.	75,774	8,050
	MSCI Inc. Class A	21,397	7,987
	Charles Schwab Corp.	210,548	7,481
	Aon plc Class A	36,653	7,330
	T. Rowe Price Group Inc.	42,393	5,902
	MarketAxess Holdings Inc.	9,550	4,641
	Synchrony Financial	135,198	3,354
	Willis Towers Watson plc	15,536	3,193
	Ameriprise Financial Inc.	20,009	3,137
	Arthur J Gallagher & Co.	24,349	2,564
	Discover Financial Services	47,803	2,537
	Cboe Global Markets Inc.	27,624	2,536
	First Republic Bank	21,099	2,382
*	SVB Financial Group	8,295	2,118
	Nasdaq Inc.	13,598	1,828
	Cincinnati Financial Corp.	17,437	1,385
			185,030
Health Care (9.9%)
	Johnson & Johnson	278,538	42,731
	Thermo Fisher Scientific Inc.	99,416	42,647
	Merck & Co. Inc.	349,473	29,800
	Abbott Laboratories	258,256	28,271
	AbbVie Inc.	235,121	22,518
	Amgen Inc.	87,372	22,133
*	Intuitive Surgical Inc.	29,358	21,456
	Danaher Corp.	101,378	20,932
	Bristol-Myers Squibb Co.	313,295	19,487
	Zoetis Inc. Class A	119,554	19,141
*	Vertex Pharmaceuticals Inc.	65,271	18,218
	Eli Lilly & Co.	116,597	17,302
*	Edwards Lifesciences Corp.	155,999	13,391
	Stryker Corp.	53,548	10,611
*	Regeneron Pharmaceuticals Inc.	17,017	10,549
*	DexCom Inc.	23,226	9,881
*	Boston Scientific Corp.	212,182	8,704
*	IDEXX Laboratories Inc.	21,378	8,360
*	Illumina Inc.	22,199	7,930
	ResMed Inc.	36,411	6,582
*	Align Technology Inc.	18,041	5,358
	West Pharmaceutical Services Inc.	18,521	5,259
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	30,854	5,052
	Baxter International Inc.	57,646	5,019
	Teleflex Inc.	11,680	4,590
	Agilent Technologies Inc.	44,300	4,449
*	Incyte Corp.	45,411	4,375
*	Mettler-Toledo International Inc.	3,800	3,689
*	Alexion Pharmaceuticals Inc.	32,233	3,682
	Cerner Corp.	48,272	3,542
	Cooper Cos. Inc.	7,058	2,219
*	Varian Medical Systems Inc.	12,537	2,177
*	Hologic Inc.	35,104	2,096
*	Waters Corp.	9,667	2,091
*	ABIOMED Inc.	6,470	1,990
*	Bio-Rad Laboratories Inc. Class A	3,874	1,970
	PerkinElmer Inc.	15,990	1,882
	STERIS plc	11,546	1,843
	DENTSPLY SIRONA Inc.	29,236	1,312
			443,239
Industrials (6.7%)
	Lockheed Martin Corp.	62,120	24,243
	Union Pacific Corp.	105,897	20,379
	Honeywell International Inc.	81,265	13,453
	Northrop Grumman Corp.	39,031	13,372
	United Parcel Service Inc. Class B	79,752	13,049
	Raytheon Technologies Corp.	196,224	11,970
	Caterpillar Inc.	80,382	11,439
	Roper Technologies Inc.	26,276	11,225
	Boeing Co.	59,390	10,204
	L3Harris Technologies Inc.	54,331	9,820
	Deere & Co.	46,470	9,762
	Illinois Tool Works Inc.	44,147	8,721
	PACCAR Inc.	87,021	7,470
	Norfolk Southern Corp.	34,834	7,403
	CSX Corp.	96,343	7,366
	Cintas Corp.	21,218	7,071
	Waste Management Inc.	56,695	6,463
	TransDigm Group Inc.	12,648	6,320
	IHS Markit Ltd.	73,326	5,860
	AMETEK Inc.	57,765	5,817
	Emerson Electric Co.	81,217	5,642
*	Copart Inc.	52,019	5,375
	Verisk Analytics Inc. Class A	28,176	5,260
	Fastenal Co.	100,925	4,931
	Cummins Inc.	23,408	4,851
	Old Dominion Freight Line Inc.	23,749	4,802
	Trane Technologies plc	37,346	4,421
	Kansas City Southern	23,913	4,353
	Masco Corp.	66,404	3,871
	Rockwell Automation Inc.	16,612	3,830
	Parker-Hannifin Corp.	17,778	3,662
	Otis Worldwide Corp.	54,304	3,416
*	Carrier Global Corp.	108,639	3,243

29

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	United Rentals Inc.	18,133	3,211
	Equifax Inc.	18,325	3,084
	Fortune Brands Home & Security Inc.	35,172	2,957
*	Teledyne Technologies Inc.	9,210	2,888
	Allegion plc	23,170	2,396
	Dover Corp.	21,363	2,347
	Republic Services Inc. Class A	24,280	2,251
*	Ingersoll Rand Inc.	63,552	2,228
	Xylem Inc.	26,763	2,146
	IDEX Corp.	10,814	1,949
	Expeditors International of Washington Inc.	21,792	1,926
	JB Hunt Transport Services Inc.	12,537	1,762
	Rollins Inc.	16,688	920
	Huntington Ingalls Industries Inc.	6,025	913
	Howmet Aerospace Inc.	48,500	850
	Quanta Services Inc.	15,594	799
			301,691
Information Technology (41.4%)
	Apple Inc.	4,102,564	529,395
	Microsoft Corp.	1,908,967	430,529
	Visa Inc. Class A	424,701	90,032
	NVIDIA Corp.	154,840	82,836
	Mastercard Inc. Class A	222,484	79,691
*	Adobe Inc.	121,278	62,263
*	salesforce.com Inc.	226,799	61,837
*	PayPal Holdings Inc.	295,564	60,336
	Broadcom Inc.	100,638	34,936
	QUALCOMM Inc.	283,181	33,727
	Intel Corp.	607,532	30,954
*	Advanced Micro Devices Inc.	294,813	26,775
	Accenture plc Class A	101,016	24,237
*	ServiceNow Inc.	48,012	23,143
	Intuit Inc.	65,638	22,671
	Texas Instruments Inc.	143,241	20,362
	Oracle Corp.	314,378	17,989
	Applied Materials Inc.	230,708	14,212
*	Fiserv Inc.	141,566	14,097
*	Autodesk Inc.	55,169	13,555
*	Micron Technology Inc.	279,964	12,741
	Lam Research Corp.	36,548	12,293
	Analog Devices Inc.	92,736	10,839
	Automatic Data Processing Inc.	67,077	9,330
*	Synopsys Inc.	37,949	8,398
	Amphenol Corp. Class A	74,482	8,178
	KLA Corp.	39,036	8,008
*	Cadence Design Systems Inc.	70,283	7,795
*	ANSYS Inc.	21,617	7,328
	Microchip Technology Inc.	61,746	6,773
	Motorola Solutions Inc.	42,804	6,624
	Global Payments Inc.	36,881	6,514
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	21,101	5,306
*	Keysight Technologies Inc.	47,093	4,640
*	Fortinet Inc.	33,769	4,458
	Paychex Inc.	53,853	4,118
	CDW Corp.	35,829	4,072
	TE Connectivity Ltd.	41,522	4,011
	Xilinx Inc.	37,945	3,952
*	Zebra Technologies Corp. Class A	13,358	3,827
*	Qorvo Inc.	28,874	3,704
*	Paycom Software Inc.	12,148	3,638
	Skyworks Solutions Inc.	24,363	3,529
*	Tyler Technologies Inc.	9,992	3,450
*	Akamai Technologies Inc.	29,413	3,425
*	Arista Networks Inc.	13,540	3,025
*	Gartner Inc.	22,467	2,917
*	VeriSign Inc.	13,575	2,916
	Corning Inc.	89,809	2,915
	Broadridge Financial Solutions Inc.	20,239	2,781
	Western Union Co.	103,435	2,440
	Citrix Systems Inc.	15,196	2,206
	Maxim Integrated Products Inc.	29,532	2,021
	NortonLifeLock Inc.	84,579	1,989
	Jack Henry & Associates Inc.	10,012	1,656
	Seagate Technology plc	34,126	1,638
	Leidos Holdings Inc.	16,815	1,522
	NetApp Inc.	25,613	1,214
	Xerox Holdings Corp.	45,879	865
*	IPG Photonics Corp.	4,476	724
	FLIR Systems Inc.	15,803	583
			1,861,940
Materials (2.1%)
	Linde plc	93,873	23,444
	Air Products & Chemicals Inc.	55,597	16,249
	Sherwin-Williams Co.	20,346	13,653
	Dow Inc.	186,472	8,414
	Ecolab Inc.	31,753	6,258
	Ball Corp.	58,300	4,686
	Vulcan Materials Co.	33,348	4,002
	PPG Industries Inc.	30,293	3,647
	FMC Corp.	32,589	3,482
	Martin Marietta Materials Inc.	15,648	3,174
	Freeport-McMoRan Inc.	201,043	3,138
	Celanese Corp. Class A	29,755	3,010
	Avery Dennison Corp.	14,845	1,713
			94,870
Real Estate (2.3%)
	American Tower Corp.	111,587	27,802
	Equinix Inc.	22,277	17,594
	Prologis Inc.	105,977	10,795
	Crown Castle International Corp.	60,842	9,932

30

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	SBA Communications Corp. Class A	28,093	8,598
*	CBRE Group Inc. Class A	84,377	3,968
	Public Storage	16,647	3,536
	Alexandria Real Estate Equities Inc.	17,117	2,882
	Realty Income Corp.	38,926	2,415
	Duke Realty Corp.	54,739	2,110
	Simon Property Group Inc.	30,758	2,087
	Extra Space Storage Inc.	18,813	2,005
	Essex Property Trust Inc.	8,218	1,779
	Healthpeak Properties Inc.	63,713	1,761
	Mid-America Apartment Communities Inc.	12,968	1,519
	Boston Properties Inc.	16,025	1,392
	UDR Inc.	34,923	1,216
	Federal Realty Investment Trust	7,411	587
			101,978
Utilities (0.6%)
	NextEra Energy Inc.	65,302	18,230
	Sempra Energy	33,132	4,097
	American Water Works Co. Inc.	22,787	3,221
	NRG Energy Inc.	61,440	2,114
			27,662
Total Common Stocks (Cost $2,858,561)			4,485,051
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.147%	43,312	4,331
	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[2] United States Treasury Bill, 0.087%, 9/24/20	500	500
Total Temporary Cash Investments (Cost $4,831)		4,831
Total Investments (99.9%) (Cost $2,863,392)		4,489,882
Other Assets and Liabilities-Net (0.1%)		3,755
Net Assets (100%)		4,493,637
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2020	14	3,392	295
E-mini S&P 500 Index	September 2020	29	5,073	373
				668
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,859,061)	4,485,551
Affiliated Issuers (Cost $4,331)	4,331
Total Investments in Securities	4,489,882
Investment in Vanguard	171
Cash Collateral Pledged—Futures Contracts	30
Receivables for Accrued Income	3,892
Variation Margin Receivable—Futures Contracts	25
Total Assets	4,494,000
Liabilities
Due to Custodian	1
Payables for Capital Shares Redeemed	150
Payables to Vanguard	212
Total Liabilities	363
Net Assets	4,493,637
At August 31, 2020, net assets consisted of:

Paid-in Capital	2,963,276
Total Distributable Earnings (Loss)	1,530,361
Net Assets	4,493,637

ETF Shares—Net Assets
Applicable to 20,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,485,052
Net Asset Value Per Share—ETF Shares	$219.32

Institutional Shares—Net Assets
Applicable to 17,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,585
Net Asset Value Per Share—Institutional Shares	$498.89
See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	42,836
Interest[1]	55
Securities Lending—Net	18
Total Income	42,909
Expenses
The Vanguard Group—Note B
Investment Advisory Services	491
Management and Administrative—ETF Shares	2,474
Management and Administrative—Institutional Shares	4
Marketing and Distribution—ETF Shares	151
Marketing and Distribution—Institutional Shares	—
Custodian Fees	15
Auditing Fees	33
Shareholders’ Reports—ETF Shares	132
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,302
Expenses Paid Indirectly	(14)
Net Expenses	3,288
Net Investment Income	39,621
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	234,010
Futures Contracts	(466)
Realized Net Gain (Loss)	233,544
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	912,538
Futures Contracts	642
Change in Unrealized Appreciation (Depreciation)	913,180
Net Increase (Decrease) in Net Assets Resulting from Operations	1,186,345
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $50,000, ($1,000), and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $233,275,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,621	34,358
Realized Net Gain (Loss)	233,544	57,659
Change in Unrealized Appreciation (Depreciation)	913,180	(4,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,186,345	87,739
Distributions[1]
ETF Shares	(40,288)	(32,295)
Institutional Shares	(94)	(15)
Total Distributions	(40,382)	(32,310)
Capital Share Transactions
ETF Shares	586,807	372,536
Institutional Shares	(520)	6,862
Net Increase (Decrease) from Capital Share Transactions	586,287	379,398
Total Increase (Decrease)	1,732,250	434,827
Net Assets
Beginning of Period	2,761,387	2,326,560
End of Period	4,493,637	2,761,387
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$161.81	$158.27	$127.78	$109.12	$99.21
Investment Operations
Net Investment Income	2.111[1]	2.156[1]	1.833[1]	1.841[1]	1.565
Net Realized and Unrealized Gain (Loss) on Investments	57.589	3.437	30.442	18.527	9.857
Total from Investment Operations	59.700	5.593	32.275	20.368	11.422
Distributions
Dividends from Net Investment Income	(2.190)	(2.053)	(1.785)	(1.708)	(1.512)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.190)	(2.053)	(1.785)	(1.708)	(1.512)
Net Asset Value, End of Period	$219.32	$161.81	$158.27	$127.78	$109.12
Total Return	37.29%	3.60%	25.48%	18.85%	11.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,485	$2,755	$2,327	$1,664	$1,031
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.41%	1.29%	1.57%	1.59%
Portfolio Turnover Rate[2]	24%	23%	18%	19%	20%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31, 2020	April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018

Net Asset Value, Beginning of Period	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	131.012	7.713	(19.628)
Total from Investment Operations	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(5.023)	—	(.938)
Net Asset Value, End of Period	$498.89	$368.04	$323.57
Total Return	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.22%	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	24%	23%[5]	23%[5]
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per-share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
37

S&P 500 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
38

S&P 500 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $171,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
39

S&P 500 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,485,051	—	—	4,485,051
Temporary Cash Investments	4,331	500	—	4,831
Total	4,489,382	500	—	4,489,882

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	233,277
Total Distributable Earnings (Loss)	(233,277)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,161
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(101,761)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,624,961
40

S&P 500 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	40,382	32,310
Long-Term Capital Gains	—	—
Total	40,382	32,310
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,864,921
Gross Unrealized Appreciation	1,701,078
Gross Unrealized Depreciation	(76,117)
Net Unrealized Appreciation (Depreciation)	1,624,961
F.	During the year ended August 31, 2020, the fund purchased $2,041,232,000 of investment securities and sold $1,459,476,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,230,803,000 and $687,560,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $524,170,000 and $510,852,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,279,912	7,500	790,253	5,350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(693,105)	(4,075)	(417,717)	(3,025)
Net Increase (Decrease)—ETF Shares	586,807	3,425	372,536	2,325
41

S&P 500 Growth Index Fund
	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares[1]
Issued	965	2	11,977	34
Issued in Lieu of Cash Distributions	5	—	15	—
Redeemed	(1,490)	(3)	(5,130)	(16)
Net Increase (Decrease)—Institutional Shares	(520)	(1)	6,862	18
1	The table reflects all Institutional transactions beginning October 17, 2018.
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 19, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Special 2020 tax information (unaudited) for Vanguard S&P 500 Index Funds
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P 500 Value Index Fund	31,053
S&P 500 Growth Index Fund	40,382
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P 500 Value Index Fund	94.4%
S&P 500 Growth Index Fund	100.0
44

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
45

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
46

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
47

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, andWorldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010–2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
Vanguard Marketing Corporation, Distributor.
Q18400 102020

Annual Report  |  August 31, 2020
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Returns for the three Vanguard S&P Small-Cap 600 Index Funds ranged from about –7% for the Value Index Fund to about 5% for the Growth Index Fund. All three funds closely tracked their target indexes.
•	After declining nearly 35% in parts of February and March, the broad U.S. stock market reached a record high in August as the response of some major central banks and governments to the spread of the coronavirus, along with progress toward a vaccine and treatments, helped lift investor sentiment. U.S. stocks rebounded more strongly than stocks in developed markets outside the United States or in emerging markets.
•	Small-capitalization stocks trailed their mid- and large-cap counterparts for the fiscal year; growth stocks surpassed value stocks.
•	Consumer discretionary, health care, and information technology stocks were the top contributors to returns for all three funds.
•	Energy stocks were among the weakest performers for all three funds as the pandemic severely reduced global demand for oil. Financials, utilities, and real estate stocks also detracted.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.50%	14.58%	14.31%
Russell 2000 Index (Small-caps)	6.02	5.03	7.65
Russell 3000 Index (Broad U.S. market)	21.44	13.95	13.86
FTSE All-World ex US Index (International)	8.78	2.92	6.00
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.47%	5.09%	4.33%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.24	4.09	3.99
FTSE Three-Month U.S. Treasury Bill Index	1.18	1.67	1.15
CPI
Consumer Price Index	1.31%	1.92%	1.75%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,026.00	$0.51
Institutional Shares	1,000.00	1,026.10	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$970.70	$0.74
Institutional Shares	1,000.00	971.90	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,073.80	$0.78
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.63	$0.51
Institutional Shares	1,000.00	1,024.73	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.38	$0.76
Institutional Shares	1,000.00	1,024.73	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.38	$0.76
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

S&P Small-Cap 600 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-0.43%	7.46%	11.74%	$30,283
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-0.27	7.47	11.75	30,299
S&P SmallCap 600 Index	-0.55	7.47	11.83	30,541
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (4/1/2011)	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Index Fund Institutional Shares	-0.41%	7.50%	9.13%	$11,380,814
S&P SmallCap 600 Index	-0.55	7.47	9.15	11,407,964
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	12.63	15,330,570
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The total returns shown are based on the period beginning April 1, 2011.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-0.27%	43.34%	202.99%
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-0.43	43.28	202.83
S&P SmallCap 600 Index	-0.55	43.35	205.41
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	2.6%
Consumer Discretionary	15.4
Consumer Staples	3.7
Energy	2.9
Financials	15.7
Health Care	12.9
Industrials	18.4
Information Technology	13.6
Materials	5.1
Other	0.0
Real Estate	8.1
Utilities	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.6%)
	Cogent Communications Holdings Inc.	142,074	9,556
*	Iridium Communications Inc.	331,495	9,285
*	Vonage Holdings Corp.	780,158	8,933
	Shenandoah Telecommunications Co.	158,617	8,772
*	Glu Mobile Inc.	446,696	3,547
*	TechTarget Inc.	77,557	3,077
*	Cincinnati Bell Inc.	171,635	2,585
	Scholastic Corp.	101,795	2,290
	ATN International Inc.	36,885	2,139
*	QuinStreet Inc.	158,702	2,087
	EW Scripps Co. Class A	186,243	2,071
*	Consolidated Communications Holdings Inc.	247,921	1,929
	Meredith Corp.	136,798	1,915
	Marcus Corp.	78,510	1,230
	Gannett Co. Inc.	448,324	776
	Spok Holdings Inc.	59,977	650
			60,842
Consumer Discretionary (15.3%)
	Wingstop Inc.	100,277	16,385
*	Fox Factory Holding Corp.	138,836	13,996
*	Stamps.com Inc.	54,968	13,706
*	YETI Holdings Inc.	226,603	11,643
*	Meritage Homes Corp.	119,762	11,501
	LCI Industries	85,149	9,676
*	Crocs Inc.	228,221	9,108
*	Dorman Products Inc.	97,712	8,275
*	LGI Homes Inc.	73,859	8,262
*	Shake Shack Inc. Class A	118,784	8,107
*	Capri Holdings Ltd.	505,535	8,008
	MDC Holdings Inc.	170,676	7,404
[1]	Macy's Inc.	1,047,798	7,303
*	iRobot Corp.	94,302	6,981
*	Asbury Automotive Group Inc.	65,267	6,905
	Wolverine World Wide Inc.	274,550	6,858
		Shares	Market Value• ($000)
	Brinker International Inc.	151,967	6,845
	Callaway Golf Co.	318,057	6,635
	Big Lots Inc.	132,763	6,260
*	Installed Building Products Inc.	71,547	6,212
	Winnebago Industries Inc.	113,975	6,152
	Cooper Tire & Rubber Co.	169,988	5,877
*	Cavco Industries Inc.	29,148	5,565
	Steven Madden Ltd.	259,691	5,495
[1]	Bed Bath & Beyond Inc.	427,740	5,210
	Monro Inc.	112,929	5,205
	Core-Mark Holding Co. Inc.	152,838	5,108
	La-Z-Boy Inc.	155,549	5,055
	Rent-A-Center Inc.	163,579	5,022
	Group 1 Automotive Inc.	57,756	4,992
*	Gentherm Inc.	110,153	4,982
*	Sleep Number Corp.	93,769	4,501
	Bloomin' Brands Inc.	296,864	4,257
	ODP Corp.	178,651	4,177
[1]	Cheesecake Factory Inc.	141,082	4,166
*	M/I Homes Inc.	96,815	4,120
	Sturm Ruger & Co. Inc.	56,375	3,995
*	Vista Outdoor Inc.	196,911	3,822
	Kontoor Brands Inc.	157,844	3,488
*	Century Communities Inc.	97,301	3,472
	Sonic Automotive Inc. Class A	81,782	3,456
*	Perdoceo Education Corp.	234,420	3,369
	Dine Brands Global Inc.	55,727	3,319
	Shutterstock Inc.	65,224	3,282
	Standard Motor Products Inc.	68,163	3,097
	Signet Jewelers Ltd.	177,660	3,068
*	American Axle & Manufacturing Holdings Inc.	383,839	2,986
*,1	Michaels Cos. Inc.	260,060	2,926
	Oxford Industries Inc.	56,942	2,820
*	Boot Barn Holdings Inc.	97,785	2,760
	Abercrombie & Fitch Co. Class A	209,051	2,720
	Tupperware Brands Corp.	166,367	2,710

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
[1]	Dave & Buster's Entertainment Inc.	160,835	2,675
	BJ's Restaurants Inc.	75,559	2,382
	PetMed Express Inc.	68,448	2,379
*	Lumber Liquidators Holdings Inc.	97,805	2,346
*	MarineMax Inc.	72,889	2,144
*	America's Car-Mart Inc.	21,118	2,122
*	Universal Electronics Inc.	47,224	1,940
*	Monarch Casino & Resort Inc.	40,711	1,873
*	Hibbett Sports Inc.	56,110	1,872
	Buckle Inc.	97,263	1,823
*	Zumiez Inc.	68,188	1,751
	Guess? Inc.	149,230	1,716
*	G-III Apparel Group Ltd.	146,786	1,623
*	American Public Education Inc.	50,168	1,577
*,1	GameStop Corp. Class A	219,782	1,468
	Designer Brands Inc. Class A	184,345	1,300
*	Chuy's Holdings Inc.	56,491	1,256
	Haverty Furniture Cos. Inc.	58,599	1,238
*	El Pollo Loco Holdings Inc.	66,726	1,192
*	Motorcar Parts of America Inc.	64,368	1,121
	Ethan Allen Interiors Inc.	78,222	1,114
	Ruth's Hospitality Group Inc.	106,782	1,097
	Caleres Inc.	136,550	1,066
*	Cooper-Standard Holdings Inc.	57,296	1,038
*	Fossil Group Inc.	157,898	1,016
	Shoe Carnival Inc.	30,122	990
	Children's Place Inc.	49,362	986
*	Genesco Inc.	47,335	923
*	Conn's Inc.	64,996	831
*	Garrett Motion Inc.	254,629	700
*	Fiesta Restaurant Group Inc.	69,108	692
*	Liquidity Services Inc.	92,358	666
	Movado Group Inc.	56,062	612
*	Regis Corp.	82,080	607
*	Unifi Inc.	49,455	605
	Cato Corp. Class A	71,715	574
	Chico's FAS Inc.	408,509	523
*	Red Robin Gourmet Burgers Inc.	43,794	486
*	Vera Bradley Inc.	78,307	413
*	Barnes & Noble Education Inc.	131,464	300
*	Express Inc.	222,867	247
			362,528
Consumer Staples (3.7%)
	WD-40 Co.	46,270	9,457
	J & J Snack Foods Corp.	50,468	6,861
[1]	B&G Foods Inc.	217,596	6,776
	Medifast Inc.	39,833	6,482
	PriceSmart Inc.	75,809	4,984
		Shares	Market Value• ($000)
*	Central Garden & Pet Co. Class A	132,209	4,913
*	Cal-Maine Foods Inc.	123,456	4,764
	Coca-Cola Consolidated Inc.	15,666	4,282
	Vector Group Ltd.	405,297	4,081
	Universal Corp.	82,397	3,577
	Calavo Growers Inc.	55,307	3,510
*	United Natural Foods Inc.	181,993	3,285
*	USANA Health Sciences Inc.	41,372	3,244
*,1	National Beverage Corp.	39,558	3,217
	Inter Parfums Inc.	59,939	2,677
	SpartanNash Co.	121,109	2,420
	John B Sanfilippo & Son Inc.	30,343	2,417
	Fresh Del Monte Produce Inc.	102,042	2,366
	Andersons Inc.	110,323	1,956
	MGP Ingredients Inc.	44,734	1,590
*	Chefs' Warehouse Inc.	104,925	1,554
*	Central Garden & Pet Co.	32,880	1,338
*	Seneca Foods Corp. Class A	22,914	1,085
			86,836
Energy (2.9%)
	Helmerich & Payne Inc.	363,654	5,993
	Range Resources Corp.	717,590	5,353
*	Southwestern Energy Co.	1,831,279	5,091
*	PDC Energy Inc.	321,730	4,872
*	Renewable Energy Group Inc.	132,543	4,431
*	Dril-Quip Inc.	118,627	3,930
*	Matador Resources Co.	371,905	3,619
[1]	Core Laboratories NV	150,901	3,158
	Archrock Inc.	436,014	2,860
	Patterson-UTI Energy Inc.	633,006	2,437
*	SEACOR Holdings Inc.	60,043	1,898
*	Oceaneering International Inc.	336,933	1,816
	DMC Global Inc.	50,069	1,774
*	ProPetro Holding Corp.	279,496	1,755
*	Helix Energy Solutions Group Inc.	483,693	1,732
*	Green Plains Inc.	113,239	1,515
*	Bonanza Creek Energy Inc.	63,452	1,272
*	REX American Resources Corp.	18,682	1,154
*	Par Pacific Holdings Inc.	131,614	1,142
	US Silica Holdings Inc.	250,503	1,117
	QEP Resources Inc.	822,014	1,069
	Nabors Industries Ltd.	23,042	921
*	Oil States International Inc.	206,822	908
*,1	Callon Petroleum Co.	134,748	893
	SM Energy Co.	360,469	876
*	Matrix Service Co.	88,723	820
*	Dorian LPG Ltd.	91,419	771
*	Newpark Resources Inc.	305,099	595
*,1	Oasis Petroleum Inc.	989,830	550

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	RPC Inc.	175,329	549
*	Penn Virginia Corp.	45,785	523
*	Talos Energy Inc.	68,739	516
*	Laredo Petroleum Inc.	30,868	505
*	CONSOL Energy Inc.	88,337	457
*	Exterran Corp.	94,508	435
*	Bristow Group Inc. Class A	22,649	428
*	Gulfport Energy Corp.	493,737	348
*	Geospace Technologies Corp.	46,373	304
			68,387
Financials (15.7%)
	Kinsale Capital Group Inc.	70,162	14,540
	Community Bank System Inc.	176,429	10,616
*	Green Dot Corp. Class A	164,972	8,588
	CVB Financial Corp.	435,691	7,934
	Old National Bancorp	557,583	7,795
	American Equity Investment Life Holding Co.	309,884	7,409
	BankUnited Inc.	312,385	7,304
	First Hawaiian Inc.	439,378	7,263
*	PRA Group Inc.	154,090	7,192
	Independent Bank Corp.	111,391	7,001
*	Palomar Holdings Inc.	60,113	6,754
	Columbia Banking System Inc.	241,739	6,747
*	Trupanion Inc.	100,916	6,330
	Simmons First National Corp. Class A	368,539	6,291
	Pacific Premier Bancorp Inc.	273,802	6,185
	PennyMac Mortgage Investment Trust	337,925	5,792
	ServisFirst Bancshares Inc.	157,163	5,760
	Independent Bank Group Inc.	123,793	5,756
	Westamerica Bancorp	91,048	5,541
	Horace Mann Educators Corp.	140,162	5,475
*	eHealth Inc.	86,589	5,466
	Ameris Bancorp	221,018	5,419
	Walker & Dunlop Inc.	98,045	5,371
	James River Group Holdings Ltd.	103,080	5,021
*	NMI Holdings Inc. Class A	286,156	4,908
	United Community Banks Inc.	265,740	4,815
	First Midwest Bancorp Inc.	382,666	4,768
	First Financial Bancorp	331,236	4,545
	NBT Bancorp Inc.	147,957	4,508
	AMERISAFE Inc.	65,524	4,372
*	Axos Financial Inc.	176,170	4,365
	Flagstar Bancorp Inc.	138,185	4,342
*	Encore Capital Group Inc.	94,357	4,335
	Apollo Commercial Real Estate Finance Inc.	483,243	4,320
		Shares	Market Value• ($000)
	Park National Corp.	47,965	4,313
	Banner Corp.	118,708	4,288
	First Bancorp	736,279	4,219
	Northwest Bancshares Inc.	402,676	4,071
	Cadence Bancorp Class A	423,760	4,026
	Piper Sandler Cos.	49,230	3,714
*	Seacoast Banking Corp. of Florida	177,335	3,589
	Safety Insurance Group Inc.	49,367	3,574
	Hope Bancorp Inc.	415,715	3,517
	Waddell & Reed Financial Inc. Class A	222,751	3,508
	City Holding Co.	54,818	3,507
	Virtus Investment Partners Inc.	24,620	3,494
	Stewart Information Services Corp.	80,390	3,430
	New York Mortgage Trust Inc.	1,281,185	3,382
	Employers Holdings Inc.	103,099	3,359
	Eagle Bancorp Inc.	109,284	3,145
*	StoneX Group Inc.	55,448	3,144
	Provident Financial Services Inc.	237,712	3,133
	National Bank Holdings Corp. Class A	103,738	2,950
	Brightsphere Investment Group Inc.	211,591	2,933
	Southside Bancshares Inc.	105,335	2,903
	ProAssurance Corp.	182,752	2,800
	Veritex Holdings Inc.	155,608	2,798
	FB Financial Corp.	103,434	2,793
	Tompkins Financial Corp.	41,493	2,746
	First Commonwealth Financial Corp.	333,082	2,731
	Redwood Trust Inc.	389,753	2,701
	BancFirst Corp.	60,950	2,682
	S&T Bancorp Inc.	129,205	2,609
	Great Western Bancorp Inc.	186,714	2,601
	Brookline Bancorp Inc.	267,872	2,572
	Heritage Financial Corp.	121,812	2,429
*	Third Point Reinsurance Ltd.	273,726	2,343
	OFG Bancorp	174,267	2,238
	HomeStreet Inc.	79,411	2,173
*	Triumph Bancorp Inc.	75,247	2,149
	ARMOUR Residential REIT Inc.	219,216	2,124
	Meta Financial Group Inc.	108,069	2,084
	Capstead Mortgage Corp.	323,420	1,996
*	Ambac Financial Group Inc.	155,372	1,962
	TrustCo Bank Corp.	327,328	1,951
*	Blucora Inc.	162,410	1,938
	Universal Insurance Holdings Inc.	101,187	1,877
[1]	Invesco Mortgage Capital Inc.	615,233	1,846

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	United Fire Group Inc.	70,847	1,784
*	Enova International Inc.	101,962	1,742
	Preferred Bank	46,073	1,723
	Banc of California Inc.	150,076	1,649
	Boston Private Financial Holdings Inc.	277,647	1,649
*	World Acceptance Corp.	17,840	1,623
	Allegiance Bancshares Inc.	63,708	1,619
	WisdomTree Investments Inc.	403,519	1,509
	Central Pacific Financial Corp.	95,426	1,478
	KKR Real Estate Finance Trust Inc.	79,104	1,440
	Northfield Bancorp Inc.	147,224	1,422
	Berkshire Hills Bancorp Inc.	146,457	1,344
	Ready Capital Corp.	128,429	1,314
*	Customers Bancorp Inc.	98,263	1,255
	Dime Community Bancshares Inc.	97,208	1,254
	Granite Point Mortgage Trust Inc.	187,135	1,243
	HCI Group Inc.	21,390	1,170
*	Donnelley Financial Solutions Inc.	104,195	1,136
	Hanmi Financial Corp.	103,902	990
*	EZCORP Inc. Class A	176,823	951
	Greenhill & Co. Inc.	49,724	558
	United Insurance Holdings Corp.	70,014	530
			370,553
Health Care (12.8%)
*	Momenta Pharmaceuticals Inc.	395,255	20,620
*	NeoGenomics Inc.	371,951	14,487
*	Neogen Corp.	179,329	13,665
*	Medpace Holdings Inc.	91,105	11,825
	Ensign Group Inc.	170,884	10,004
*	Omnicell Inc.	144,371	9,627
*	Merit Medical Systems Inc.	187,490	9,206
*	Pacira BioSciences Inc.	142,560	8,913
*	AMN Healthcare Services Inc.	158,942	8,557
*	HMS Holdings Corp.	299,191	8,344
	CONMED Corp.	96,616	8,339
*	Integer Holdings Corp.	111,114	7,696
*	Covetrus Inc.	329,592	7,551
*	Select Medical Holdings Corp.	363,614	7,298
*	Glaukos Corp.	135,070	6,460
*	Xencor Inc.	168,399	6,020
*	Magellan Health Inc.	75,104	5,667
*	Cytokinetics Inc.	226,675	5,431
*	Allscripts Healthcare Solutions Inc.	549,322	4,905
*	BioTelemetry Inc.	115,895	4,587
		Shares	Market Value• ($000)
*	Corcept Therapeutics Inc.	349,888	4,444
*	Addus HomeCare Corp.	45,936	4,302
*	Coherus Biosciences Inc.	207,061	3,928
*	Supernus Pharmaceuticals Inc.	178,323	3,921
*	Cardiovascular Systems Inc.	119,727	3,911
	US Physical Therapy Inc.	43,604	3,876
	Luminex Corp.	144,434	3,855
*	Providence Service Corp.	38,836	3,596
	Owens & Minor Inc.	213,867	3,546
*	Tabula Rasa HealthCare Inc.	69,457	3,515
*	Myriad Genetics Inc.	253,145	3,385
	Mesa Laboratories Inc.	13,730	3,376
*	Pennant Group Inc.	89,047	3,298
*	REGENXBIO Inc.	107,404	3,278
*	Lantheus Holdings Inc.	224,062	3,007
*	Heska Corp.	28,692	2,972
*	Enanta Pharmaceuticals Inc.	54,999	2,870
*	OraSure Technologies Inc.	241,260	2,828
*	Innoviva Inc.	226,990	2,658
*	CryoLife Inc.	128,100	2,590
*	Hanger Inc.	127,060	2,511
*	Tactile Systems Technology Inc.	65,283	2,509
*	CorVel Corp.	29,887	2,481
	Simulations Plus Inc.	41,613	2,479
*	Tivity Health Inc.	148,118	2,423
*	Amphastar Pharmaceuticals Inc.	114,471	2,333
*	NextGen Healthcare Inc.	166,037	2,202
*	Community Health Systems Inc.	406,181	2,100
*	Surmodics Inc.	46,191	2,090
*	Endo International plc	693,925	2,089
*	Natus Medical Inc.	114,735	2,084
*	Meridian Bioscience Inc.	145,388	2,056
*	RadNet Inc.	141,990	2,048
*	Orthofix Medical Inc.	65,180	1,978
*	Vanda Pharmaceuticals Inc.	184,116	1,895
*	Inogen Inc.	62,115	1,878
*	Anika Therapeutics Inc.	48,207	1,848
	LeMaitre Vascular Inc.	56,164	1,813
*	HealthStream Inc.	85,799	1,777
*	Spectrum Pharmaceuticals Inc.	389,643	1,640
	Phibro Animal Health Corp. Class A	68,864	1,478
*	Varex Imaging Corp.	132,715	1,472
*	Eagle Pharmaceuticals Inc.	34,374	1,364
*	AMAG Pharmaceuticals Inc.	116,322	1,205
*	AngioDynamics Inc.	127,926	1,198
	Computer Programs & Systems Inc.	42,850	1,172
*	ANI Pharmaceuticals Inc.	32,223	1,011
*	Cutera Inc.	59,272	970

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Cross Country Healthcare Inc.	127,144	812
	Invacare Corp.	116,819	792
*,1	Zynex Inc.	51,826	767
*	Lannett Co. Inc.	113,670	598
			303,431
Industrials (18.3%)
	Exponent Inc.	174,663	14,053
*	Proto Labs Inc.	90,167	13,255
	Simpson Manufacturing Co. Inc.	134,018	13,179
	UFP Industries Inc.	207,108	12,292
*	Saia Inc.	88,368	11,859
	John Bean Technologies Corp.	107,308	11,000
*	Aerojet Rocketdyne Holdings Inc.	244,659	10,122
	UniFirst Corp.	51,632	9,945
	Watts Water Technologies Inc. Class A	93,071	8,912
	ABM Industries Inc.	225,582	8,604
	Hillenbrand Inc.	252,928	8,020
	ESCO Technologies Inc.	88,111	7,923
	Applied Industrial Technologies Inc.	131,003	7,888
*	Chart Industries Inc.	119,173	7,832
	AAON Inc.	137,334	7,818
	Franklin Electric Co. Inc.	129,680	7,698
	Brady Corp. Class A	163,879	7,684
	Arcosa Inc.	163,151	7,552
*	Gibraltar Industries Inc.	109,736	6,852
	Federal Signal Corp.	203,760	6,545
	Barnes Group Inc.	160,353	6,350
*	SPX Corp.	150,704	6,304
*	SPX FLOW Inc.	144,257	6,272
	Comfort Systems USA Inc.	123,359	6,251
	Moog Inc. Class A	101,468	6,118
*	Hub Group Inc. Class A	113,340	6,102
	Matson Inc.	146,119	5,855
	Allegiant Travel Co. Class A	44,539	5,728
	SkyWest Inc.	169,484	5,703
	Mueller Industries Inc.	191,953	5,701
	Korn Ferry	186,083	5,676
*	AeroVironment Inc.	73,301	5,599
	Forward Air Corp.	94,568	5,579
*	Resideo Technologies Inc.	416,255	5,561
*	Meritor Inc.	244,293	5,560
*	Vicor Corp.	62,788	5,464
	Albany International Corp. Class A	103,761	5,385
*	Atlas Air Worldwide Holdings Inc.	88,302	4,979
	Cubic Corp.	105,739	4,978
*	American Woodmark Corp.	52,601	4,603
	Kaman Corp.	93,393	4,319
	Patrick Industries Inc.	74,983	4,215
		Shares	Market Value• ($000)
	Tennant Co.	62,600	4,161
	EnPro Industries Inc.	69,160	4,047
	Astec Industries Inc.	76,663	4,042
	Deluxe Corp.	141,189	4,010
*	Harsco Corp.	267,638	3,787
*	GMS Inc.	142,663	3,779
	Enerpac Tool Group Corp. Class A	180,491	3,754
	Griffon Corp.	172,100	3,740
	Lindsay Corp.	36,776	3,675
	Alamo Group Inc.	33,011	3,661
*	PGT Innovations Inc.	200,081	3,627
	Encore Wire Corp.	69,777	3,601
	Marten Transport Ltd.	198,316	3,601
	Heartland Express Inc.	157,405	3,256
	Pitney Bowes Inc.	585,923	3,217
	US Ecology Inc.	86,624	3,216
	AZZ Inc.	88,790	3,084
	Greenbrier Cos. Inc.	110,882	3,015
	Raven Industries Inc.	120,703	2,999
	Granite Construction Inc.	158,646	2,949
	ArcBest Corp.	85,028	2,876
*	NOW Inc.	371,006	2,697
*	Echo Global Logistics Inc.	90,336	2,468
	Standex International Corp.	42,118	2,436
	Matthews International Corp. Class A	106,125	2,324
	AAR Corp.	111,990	2,260
*	MYR Group Inc.	56,637	2,198
	Wabash National Corp.	179,378	2,190
	Kelly Services Inc. Class A	113,097	2,148
	Hawaiian Holdings Inc.	155,951	2,096
*	TrueBlue Inc.	122,614	2,075
*	CIRCOR International Inc.	67,844	2,012
	Quanex Building Products Corp.	111,332	1,872
	Apogee Enterprises Inc.	89,333	1,870
*	Aegion Corp. Class A	104,142	1,686
	National Presto Industries Inc.	17,153	1,543
	Interface Inc. Class A	198,471	1,500
	Viad Corp.	69,173	1,482
	Heidrick & Struggles International Inc.	65,421	1,415
*	Forrester Research Inc.	36,295	1,287
	Triumph Group Inc.	175,991	1,272
	Resources Connection Inc.	102,550	1,260
	Insteel Industries Inc.	62,104	1,145
*	Lydall Inc.	60,056	1,128
*	DXP Enterprises Inc.	54,735	1,053
*	Foundation Building Materials Inc.	60,121	976
	Powell Industries Inc.	29,958	809
*	Veritiv Corp.	42,542	739
	Park Aerospace Corp.	66,162	734
*	Team Inc.	103,903	662

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Titan International Inc.	173,235	412
	RR Donnelley & Sons Co.	244,262	322
			433,503
Information Technology (13.6%)
	Brooks Automation Inc.	250,066	12,911
*	LivePerson Inc.	208,398	12,433
	Power Integrations Inc.	202,123	11,313
*	Viavi Solutions Inc.	772,172	10,297
*	Advanced Energy Industries Inc.	129,636	9,609
*	SPS Commerce Inc.	118,247	9,446
*	Fabrinet	124,316	8,675
*	Alarm.com Holdings Inc.	143,553	8,594
*	Plexus Corp.	98,760	7,513
*	ExlService Holdings Inc.	116,119	7,396
*	Itron Inc.	120,972	7,206
*	Rogers Corp.	63,143	7,155
*	Insight Enterprises Inc.	119,279	7,133
	EVERTEC Inc.	201,750	7,065
*	Diodes Inc.	141,065	6,892
	ManTech International Corp. Class A	91,584	6,855
*	FormFactor Inc.	258,311	6,750
*	Sanmina Corp.	230,616	6,526
*	Bottomline Technologies DE Inc.	128,361	6,114
	Badger Meter Inc.	98,475	6,075
*	8x8 Inc.	350,247	5,912
	Progress Software Corp.	151,398	5,736
*	MaxLinear Inc. Class A	222,563	5,419
*	Rambus Inc.	382,586	5,138
	Kulicke & Soffa Industries Inc.	210,907	5,058
*	Onto Innovation Inc.	161,412	5,042
	Xperi Holding Corp.	389,986	4,886
	NIC Inc.	227,289	4,859
*	Perficient Inc.	111,769	4,796
	CSG Systems International Inc.	111,682	4,754
*	OSI Systems Inc.	56,545	4,453
*	Knowles Corp.	290,409	4,374
*	Sykes Enterprises Inc.	127,860	4,233
*	Virtusa Corp.	102,239	4,043
*	TTM Technologies Inc.	335,242	3,842
*	MicroStrategy Inc. Class A	26,235	3,789
	Methode Electronics Inc.	125,946	3,566
*	ePlus Inc.	45,813	3,515
	TTEC Holdings Inc.	60,105	3,407
*	FARO Technologies Inc.	60,145	3,398
*	NETGEAR Inc.	100,305	3,345
*	Ultra Clean Holdings Inc.	135,327	3,318
*	CEVA Inc.	74,127	3,132
*	Cardtronics plc Class A	122,245	2,654
*	Axcelis Technologies Inc.	111,587	2,637
	Cohu Inc.	141,550	2,435
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	123,603	2,424
*	OneSpan Inc.	110,838	2,389
	CTS Corp.	109,498	2,288
*	Photronics Inc.	221,032	2,217
*,1	3D Systems Corp.	403,502	2,215
*	Diebold Nixdorf Inc.	263,026	2,194
*	ScanSource Inc.	86,029	2,124
*	Unisys Corp.	177,404	2,069
*	Veeco Instruments Inc.	167,768	1,995
*	PDF Solutions Inc.	95,696	1,981
*	Ichor Holdings Ltd.	77,417	1,948
*	Harmonic Inc.	327,817	1,934
	ADTRAN Inc.	162,785	1,805
*	Extreme Networks Inc.	408,017	1,783
	Ebix Inc.	75,590	1,744
*	Agilysys Inc.	68,308	1,733
	PC Connection Inc.	37,220	1,648
*	Arlo Technologies Inc.	264,833	1,517
	MTS Systems Corp.	60,718	1,481
	Comtech Telecommunications Corp.	84,424	1,401
	Plantronics Inc.	113,235	1,400
*	Digi International Inc.	98,278	1,339
*	SMART Global Holdings Inc.	46,418	1,170
*	DSP Group Inc.	78,772	1,130
*	CalAmp Corp.	116,625	953
*,1	Applied Optoelectronics Inc.	65,583	763
	Daktronics Inc.	126,952	561
	Bel Fuse Inc. Class B	34,348	413
			320,318
Materials (5.1%)
	Balchem Corp.	109,449	10,693
[1]	Cleveland-Cliffs Inc.	1,350,037	8,883
	HB Fuller Co.	174,043	8,384
	Quaker Chemical Corp.	43,880	8,337
	Stepan Co.	67,686	7,804
*	Arconic Corp.	325,017	7,232
	Innospec Inc.	83,053	6,203
	Boise Cascade Co.	132,499	6,068
*	GCP Applied Technologies Inc.	182,377	4,753
*	Livent Corp.	496,213	4,208
	Materion Corp.	68,931	3,763
*	Ferro Corp.	279,159	3,481
	Kaiser Aluminum Corp.	53,149	3,416
	Carpenter Technology Corp.	162,195	3,411
	Trinseo SA	129,790	3,233
	Schweitzer-Mauduit International Inc.	105,875	3,211
	Warrior Met Coal Inc.	173,679	2,687
	Neenah Inc.	56,993	2,524
	P H Glatfelter Co.	150,406	2,255
*	Clearwater Paper Corp.	56,238	1,893
	Myers Industries Inc.	121,414	1,858
*	Koppers Holdings Inc.	71,218	1,713

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	170,045	1,678
	Hawkins Inc.	32,001	1,607
*	Kraton Corp.	108,120	1,518
*	US Concrete Inc.	53,757	1,435
	Tredegar Corp.	84,174	1,425
	American Vanguard Corp.	90,095	1,275
*	AdvanSix Inc.	95,048	1,210
	Mercer International Inc.	136,222	1,142
	FutureFuel Corp.	87,606	1,060
	SunCoke Energy Inc.	280,867	1,005
	Haynes International Inc.	42,620	799
	Rayonier Advanced Materials Inc.	169,580	536
*	TimkenSteel Corp.	135,797	512
	Olympic Steel Inc.	30,937	340
			121,552
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	276,566	—
Real Estate (8.1%)
	Agree Realty Corp.	182,405	12,207
	Lexington Realty Trust	935,339	10,635
	Innovative Industrial Properties Inc.	72,103	8,875
	National Storage Affiliates Trust	209,760	7,197
	Uniti Group Inc.	658,715	6,469
	Brandywine Realty Trust	574,568	6,395
	CareTrust REIT Inc.	323,538	6,267
	Easterly Government Properties Inc.	253,906	6,142
	Washington REIT	278,307	6,106
	Four Corners Property Trust Inc.	238,661	6,026
	Global Net Lease Inc.	302,315	5,290
	Essential Properties Realty Trust Inc.	310,876	5,276
	LTC Properties Inc.	133,086	4,856
	Industrial Logistics Properties Trust	221,210	4,771
	Retail Properties of America Inc. Class A	726,803	4,586
	Retail Opportunity Investments Corp.	390,888	4,351
	Realogy Holdings Corp.	391,595	4,339
	American Assets Trust Inc.	163,073	4,166
	Office Properties Income Trust	162,315	3,870
	SITE Centers Corp.	504,876	3,792
	Independence Realty Trust Inc.	321,459	3,764
	CoreCivic Inc.	403,510	3,757
	DiamondRock Hospitality Co.	676,264	3,584
	Xenia Hotels & Resorts Inc.	385,095	3,458
	Getty Realty Corp.	116,613	3,416
	Acadia Realty Trust	288,295	3,269
		Shares	Market Value• ($000)
	Community Healthcare Trust Inc.	69,892	3,264
	Kite Realty Group Trust	285,672	3,211
	NexPoint Residential Trust Inc.	74,498	3,084
	iStar Inc.	246,667	3,054
	Diversified Healthcare Trust	801,117	3,044
	Investors Real Estate Trust	41,295	2,936
	Universal Health Realty Income Trust	42,962	2,866
	Alexander & Baldwin Inc.	230,699	2,794
	Safehold Inc.	45,039	2,498
*	St. Joe Co.	105,959	2,459
*	Marcus & Millichap Inc.	79,985	2,256
	RE/MAX Holdings Inc. Class A	61,516	2,162
	Summit Hotel Properties Inc.	358,419	2,111
	Armada Hoffler Properties Inc.	191,744	1,937
[1]	Tanger Factory Outlet Centers Inc.	317,237	1,805
	Franklin Street Properties Corp.	364,072	1,613
	RPT Realty	273,508	1,603
	Saul Centers Inc.	40,159	1,125
	Chatham Lodging Trust	159,344	1,103
	Urstadt Biddle Properties Inc. Class A	101,798	947
	Whitestone REIT	142,980	919
	Hersha Hospitality Trust Class A	122,162	785
[1]	Washington Prime Group Inc.	635,743	432
	Pennsylvania REIT	206,225	227
			191,099
Utilities (1.6%)
	American States Water Co.	124,883	9,501
	Avista Corp.	227,722	8,394
	California Water Service Group	164,835	7,474
	South Jersey Industries Inc.	312,821	6,929
	Northwest Natural Holding Co.	103,602	5,295
			37,593
Total Common Stocks (Cost $2,543,506)			2,356,642

Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.147%	406,055	40,606

S&P Small-Cap 600 Index Fund
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[6] United States Treasury Bill, 0.208%, 9/15/20	101	100
[6] United States Treasury Bill, 0.117%, 9/29/20	290	290
		390
Total Temporary Cash Investments (Cost $40,987)		40,996
Total Investments (101.5%) (Cost $2,584,493)		2,397,638
Other Assets and Liabilities-Net (-1.5%)		(34,473)
Net Assets (100%)		2,363,165
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,514,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $36,249,000 was received for securities on loan.
6	Securities with a value of $390,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	95	7,416	199
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,543,897)	2,357,032
Affiliated Issuers (Cost $40,596)	40,606
Total Investments in Securities	2,397,638
Investment in Vanguard	98
Cash	1,965
Cash Collateral Pledged—Futures Contracts	174
Receivables for Investment Securities Sold	198
Receivables for Accrued Income	1,707
Receivables for Capital Shares Issued	17,195
Total Assets	2,418,975
Liabilities
Payables for Investment Securities Purchased	15,602
Collateral for Securities on Loan	36,249
Payables for Capital Shares Redeemed	3,787
Payables to Vanguard	104
Variation Margin Payable—Futures Contracts	68
Total Liabilities	55,810
Net Assets	2,363,165
At August 31, 2020, net assets consisted of:

Paid-in Capital	2,660,484
Total Distributable Earnings (Loss)	(297,319)
Net Assets	2,363,165

ETF Shares—Net Assets
Applicable to 7,275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	986,529
Net Asset Value Per Share—ETF Shares	$135.61

Institutional Shares—Net Assets
Applicable to 5,047,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,376,636
Net Asset Value Per Share—Institutional Shares	$272.71
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	32,197
Interest[1]	85
Securities Lending—Net	1,524
Total Income	33,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	327
Management and Administrative—ETF Shares	655
Management and Administrative—Institutional Shares	659
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Institutional Shares	50
Custodian Fees	92
Auditing Fees	31
Shareholders’ Reports—ETF Shares	57
Shareholders’ Reports—Institutional Shares	21
Trustees’ Fees and Expenses	1
Total Expenses	1,952
Expenses Paid Indirectly	(19)
Net Expenses	1,933
Net Investment Income	31,873
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	110,633
Futures Contracts	1,144
Realized Net Gain (Loss)	111,777
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(143,397)
Futures Contracts	637
Change in Unrealized Appreciation (Depreciation)	(142,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	890
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $80,000, $2,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $187,191,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,873	28,781
Realized Net Gain (Loss)	111,777	119,205
Change in Unrealized Appreciation (Depreciation)	(142,760)	(465,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	890	(317,154)
Distributions[1]
ETF Shares	(15,071)	(11,931)
Institutional Shares	(18,355)	(11,102)
Total Distributions	(33,426)	(23,033)
Capital Share Transactions
ETF Shares	8,344	62,679
Institutional Shares	210,294	328,261
Net Increase (Decrease) from Capital Share Transactions	218,638	390,940
Total Increase (Decrease)	186,102	50,753
Net Assets
Beginning of Period	2,177,063	2,126,310
End of Period	2,363,165	2,177,063
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$138.09	$164.67	$125.83	$112.23	$100.42
Investment Operations
Net Investment Income[1]	1.946	1.941	1.784	1.573	1.375
Net Realized and Unrealized Gain (Loss) on Investments	(2.340)	(26.858)	38.598	13.212	11.683
Total from Investment Operations	(.394)	(24.917)	40.382	14.785	13.058
Distributions
Dividends from Net Investment Income	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)
Net Asset Value, End of Period	$135.61	$138.09	$164.67	$125.83	$112.23
Total Return	-0.43%	-15.09%	32.32%	13.18%	13.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$987	$991	$1,107	$683	$342
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.36%	1.23%	1.27%	1.36%
Portfolio Turnover Rate[2]	15%	9%	13%	22%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$277.68	$331.26	$252.98	$225.56	$201.83
Investment Operations
Net Investment Income[1]	3.951	3.941	3.769	3.303	2.925
Net Realized and Unrealized Gain (Loss) on Investments	(4.694)	(54.011)	77.632	26.605	23.454
Total from Investment Operations	(.743)	(50.070)	81.401	29.908	26.379
Distributions
Dividends from Net Investment Income	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)
Net Asset Value, End of Period	$272.71	$277.68	$331.26	$252.98	$225.56
Total Return	-0.41%	-15.09%	32.39%	13.26%	13.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,377	$1,186	$1,019	$672	$331
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.38%	1.30%	1.34%	1.43%
Portfolio Turnover Rate[2]	15%	9%	13%	22%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $98,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,356,642	—	—	2,356,642
Temporary Cash Investments	40,606	390	—	40,996
Total	2,397,248	390	—	2,397,638

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	68	—	—	68
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	187,394
Total Distributable Earnings (Loss)	(187,394)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,655
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(104,946)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(210,028)

S&P Small-Cap 600 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	33,426	23,033
Long-Term Capital Gains	—	—
Total	33,426	23,033
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,607,666
Gross Unrealized Appreciation	336,804
Gross Unrealized Depreciation	(546,832)
Net Unrealized Appreciation (Depreciation)	(210,028)
F.	During the year ended August 31, 2020, the fund purchased $1,135,981,000 of investment securities and sold $907,948,000 of investment securities, other than temporary cash investments. Purchases and sales include $389,303,000 and $577,804,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	637,530	4,725	569,862	4,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(629,186)	(4,625)	(507,183)	(3,550)
Net Increase (Decrease)—ETF Shares	8,344	100	62,679	450
Institutional Shares
Issued	452,335	1,707	485,086	1,747
Issued in Lieu of Cash Distributions	15,647	52	8,867	33
Redeemed	(257,688)	(983)	(165,692)	(584)
Net Increase (Decrease)—Institutional Shares	210,294	776	328,261	1,196
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-7.08%	5.21%	9.97%	$25,814
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-6.98	5.23	9.97	25,829
S&P SmallCap 600 Value Index	-7.21	5.28	10.11	26,154
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Five Years	Since Inception (11/19/2014)	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Value Index Fund Institutional Shares	-6.94%	5.34%	4.09%	$6,303,559
S&P SmallCap 600 Value Index	-7.21	5.28	4.05	6,290,331
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	11.49	9,378,390
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The total returns shown are based on the period beginning November 19, 2014.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-6.98%	29.05%	158.29%
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-7.08	28.93	158.14
S&P SmallCap 600 Value Index	-7.21	29.36	161.54
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	2.6%
Consumer Discretionary	15.9
Consumer Staples	4.2
Energy	4.8
Financials	21.2
Health Care	11.5
Industrials	16.2
Information Technology	6.2
Materials	6.6
Other	0.0
Real Estate	9.4
Utilities	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.6%)
*	Vonage Holdings Corp.	213,068	2,440
*	Iridium Communications Inc.	85,437	2,393
	Shenandoah Telecommunications Co.	34,604	1,914
*	Cincinnati Bell Inc.	84,989	1,280
	Scholastic Corp.	50,968	1,147
	ATN International Inc.	18,280	1,060
*	Consolidated Communications Holdings Inc.	122,846	956
	Meredith Corp.	67,846	950
	Marcus Corp.	39,004	611
	EW Scripps Co. Class A	49,015	545
	Gannett Co. Inc.	220,991	382
	Spok Holdings Inc.	29,811	323
			14,001
Consumer Discretionary (15.9%)
*	Capri Holdings Ltd.	250,938	3,975
[1]	Macy's Inc.	520,300	3,626
	Wolverine World Wide Inc.	136,387	3,407
	Brinker International Inc.	75,522	3,401
	Big Lots Inc.	65,890	3,107
*	Stamps.com Inc.	11,993	2,990
	Cooper Tire & Rubber Co.	84,467	2,920
[1]	Bed Bath & Beyond Inc.	212,600	2,589
	Core-Mark Holding Co. Inc.	75,732	2,531
	Group 1 Automotive Inc.	28,704	2,481
*	Meritage Homes Corp.	25,524	2,451
[1]	Cheesecake Factory Inc.	70,276	2,075
	ODP Corp.	88,419	2,067
	Sturm Ruger & Co. Inc.	27,887	1,976
*	iRobot Corp.	26,227	1,942
*	Vista Outdoor Inc.	97,429	1,891
*	Dorman Products Inc.	22,310	1,889
	Kontoor Brands Inc.	78,675	1,739
	Sonic Automotive Inc. Class A	40,477	1,711
*	Asbury Automotive Group Inc.	15,882	1,680
	Standard Motor Products Inc.	33,742	1,533
	Signet Jewelers Ltd.	87,949	1,519
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	190,029	1,478
*	Michaels Cos. Inc.	128,762	1,449
	Oxford Industries Inc.	28,209	1,397
	Abercrombie & Fitch Co. Class A	103,578	1,348
	Tupperware Brands Corp.	82,335	1,341
	La-Z-Boy Inc.	40,217	1,307
*	Gentherm Inc.	28,491	1,289
	BJ's Restaurants Inc.	37,345	1,177
*	Lumber Liquidators Holdings Inc.	48,414	1,161
	Monro Inc.	24,623	1,135
*	MarineMax Inc.	36,106	1,062
*	M/I Homes Inc.	22,558	960
*	Perdoceo Education Corp.	64,831	932
*	Century Communities Inc.	24,992	892
	Guess? Inc.	73,694	847
*	G-III Apparel Group Ltd.	72,507	802
*	American Public Education Inc.	24,772	779
*,1	GameStop Corp. Class A	109,112	729
	Bloomin' Brands Inc.	46,988	674
	Designer Brands Inc. Class A	91,473	645
	Haverty Furniture Cos. Inc.	29,053	614
[1]	Dave & Buster's Entertainment Inc.	34,275	570
	PetMed Express Inc.	16,311	567
*	Motorcar Parts of America Inc.	31,883	555
	Ethan Allen Interiors Inc.	38,812	553
	Caleres Inc.	67,298	526
*	Cooper-Standard Holdings Inc.	28,249	512
*	Fossil Group Inc.	77,838	501
	Shoe Carnival Inc.	14,847	488
	Children's Place Inc.	24,404	487
*	Genesco Inc.	23,330	455
*	Hibbett Sports Inc.	12,989	433
*	Conn's Inc.	32,046	410
*	Monarch Casino & Resort Inc.	7,897	363
*	Garrett Motion Inc.	126,671	348
*	Fiesta Restaurant Group Inc.	34,055	341
	Buckle Inc.	17,779	333
	Movado Group Inc.	27,640	302
*	Unifi Inc.	24,568	300

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Regis Corp.	40,460	299
*	America's Car-Mart Inc.	2,910	292
	Cato Corp. Class A	35,349	283
*	El Pollo Loco Holdings Inc.	15,489	277
	Chico's FAS Inc.	201,412	258
*	Red Robin Gourmet Burgers Inc.	21,593	240
*	Vera Bradley Inc.	38,231	201
	Ruth's Hospitality Group Inc.	18,453	190
*	Liquidity Services Inc.	23,123	167
*	Barnes & Noble Education Inc.	64,614	147
*	Express Inc.	107,783	120
			86,036
Consumer Staples (4.2%)
	B&G Foods Inc.	107,680	3,353
*	Central Garden & Pet Co. Class A	65,982	2,452
*	Cal-Maine Foods Inc.	61,177	2,361
	Universal Corp.	41,029	1,781
*	United Natural Foods Inc.	90,057	1,625
*	USANA Health Sciences Inc.	20,468	1,605
	PriceSmart Inc.	21,018	1,382
	SpartanNash Co.	59,995	1,199
	Fresh Del Monte Produce Inc.	50,535	1,172
	Andersons Inc.	55,358	981
*,1	National Beverage Corp.	10,172	827
*	Chefs' Warehouse Inc.	51,896	769
	Calavo Growers Inc.	12,104	768
	Vector Group Ltd.	72,071	726
*	Central Garden & Pet Co.	15,991	651
*	Seneca Foods Corp. Class A	11,381	539
	MGP Ingredients Inc.	12,346	439
			22,630
Energy (4.7%)
	Helmerich & Payne Inc.	180,491	2,974
	Range Resources Corp.	356,569	2,660
*	Southwestern Energy Co.	909,945	2,530
*	Renewable Energy Group Inc.	65,592	2,193
*	Dril-Quip Inc.	58,908	1,952
	Archrock Inc.	215,904	1,416
	Patterson-UTI Energy Inc.	313,571	1,207
*	PDC Energy Inc.	78,702	1,191
	Core Laboratories NV	45,619	955
*	Oceaneering International Inc.	167,142	901
*	ProPetro Holding Corp.	138,009	867
*	Green Plains Inc.	56,118	751
*	Bonanza Creek Energy Inc.	31,470	631
[1]	US Silica Holdings Inc.	124,463	555
	Nabors Industries Ltd.	11,358	454
*	Oil States International Inc.	102,858	451
	SM Energy Co.	178,493	434
*	SEACOR Holdings Inc.	13,615	430
*	Matrix Service Co.	43,711	404
*	REX American Resources Corp.	4,789	296
	QEP Resources Inc.	214,654	279
*	Dorian LPG Ltd.	32,903	278
		Shares	Market Value• ($000)
*,1	Oasis Petroleum Inc.	487,557	271
*	RPC Inc.	86,612	271
*	Laredo Petroleum Inc.	15,201	248
*	CONSOL Energy Inc.	43,550	225
*	Exterran Corp.	46,582	214
*	Bristow Group Inc. Class A	11,165	211
*	Callon Petroleum Co.	31,220	207
*	Gulfport Energy Corp.	243,392	172
*	Newpark Resources Inc.	73,689	144
			25,772
Financials (21.1%)
*	Green Dot Corp. Class A	81,857	4,261
	Old National Bancorp	276,638	3,867
	American Equity Investment Life Holding Co.	153,745	3,676
	Columbia Banking System Inc.	120,195	3,355
	Simmons First National Corp. Class A	183,013	3,124
	Pacific Premier Bancorp Inc.	135,752	3,067
	BankUnited Inc.	121,297	2,836
	Horace Mann Educators Corp.	69,331	2,708
	First Midwest Bancorp Inc.	191,843	2,390
	First Hawaiian Inc.	143,916	2,379
	Community Bank System Inc.	37,595	2,262
	First Financial Bancorp	164,565	2,258
	Apollo Commercial Real Estate Finance Inc.	240,311	2,148
*,1	Encore Capital Group Inc.	46,691	2,145
	Banner Corp.	59,052	2,133
	Independent Bank Group Inc.	44,248	2,057
	CVB Financial Corp.	112,338	2,046
	Northwest Bancshares Inc.	199,228	2,014
	Cadence Bancorp Class A	211,603	2,010
*	PRA Group Inc.	40,527	1,892
	Hope Bancorp Inc.	206,981	1,751
	Waddell & Reed Financial Inc. Class A	110,195	1,736
	Stewart Information Services Corp.	39,773	1,697
	New York Mortgage Trust Inc.	634,330	1,675
	Employers Holdings Inc.	51,008	1,662
	Eagle Bancorp Inc.	54,075	1,556
*	StoneX Group Inc.	27,431	1,555
	Provident Financial Services Inc.	117,677	1,551
	Ameris Bancorp	60,310	1,479
	Southside Bancshares Inc.	52,104	1,436
	ProAssurance Corp.	90,479	1,386
	Park National Corp.	14,999	1,349
	Redwood Trust Inc.	192,966	1,337
	S&T Bancorp Inc.	63,970	1,292
	Great Western Bancorp Inc.	92,458	1,288
	Westamerica Bancorp	20,825	1,267
	Independent Bank Corp.	19,364	1,217
	Heritage Financial Corp.	60,328	1,203
*	Third Point Reinsurance Ltd.	135,513	1,160

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	AMERISAFE Inc.	16,882	1,127
	First Bancorp	194,518	1,115
	OFG Bancorp	86,359	1,109
	NBT Bancorp Inc.	35,861	1,093
	FB Financial Corp.	40,215	1,086
	HomeStreet Inc.	39,312	1,076
	Capstead Mortgage Corp.	161,563	997
	Piper Sandler Cos.	12,909	974
*	Ambac Financial Group Inc.	76,739	969
	Universal Insurance Holdings Inc.	50,144	930
	Safety Insurance Group Inc.	12,676	918
[1]	Invesco Mortgage Capital Inc.	303,961	912
	Flagstar Bancorp Inc.	28,857	907
	United Fire Group Inc.	35,637	897
	James River Group Holdings Ltd.	17,913	873
	Boston Private Financial Holdings Inc.	137,509	817
	Banc of California Inc.	74,109	814
*	World Acceptance Corp.	8,831	804
	Allegiance Bancshares Inc.	31,558	802
*	Seacoast Banking Corp. of Florida	38,011	769
	WisdomTree Investments Inc.	199,398	746
*	Axos Financial Inc.	29,680	735
	United Community Banks Inc.	39,518	716
	Brookline Bancorp Inc.	74,343	714
	KKR Real Estate Finance Trust Inc.	39,190	713
	City Holding Co.	10,871	695
	Veritex Holdings Inc.	38,564	693
	Berkshire Hills Bancorp Inc.	72,641	667
	Ready Capital Corp.	63,700	652
	ARMOUR Residential REIT Inc.	67,237	651
*	Customers Bancorp Inc.	48,774	623
	Dime Community Bancshares Inc.	48,184	622
	BancFirst Corp.	13,875	610
	Tompkins Financial Corp.	9,058	599
	First Commonwealth Financial Corp.	72,726	596
	HCI Group Inc.	10,611	581
	Brightsphere Investment Group Inc.	40,887	567
*	Donnelley Financial Solutions Inc.	51,723	564
	Hanmi Financial Corp.	51,207	488
*	EZCORP Inc. Class A	87,881	473
	TrustCo Bank Corp.	77,439	462
*	Blucora Inc.	35,216	420
	National Bank Holdings Corp. Class A	14,313	407
	Northfield Bancorp Inc.	38,460	371
	Central Pacific Financial Corp.	22,104	342
*	Triumph Bancorp Inc.	11,121	318
		Shares	Market Value• ($000)
	United Insurance Holdings Corp.	34,516	261
	Greenhill & Co. Inc.	13,480	151
			114,651
Health Care (11.5%)
*	Merit Medical Systems Inc.	93,022	4,567
*	Momenta Pharmaceuticals Inc.	77,097	4,022
*	Integer Holdings Corp.	55,154	3,820
*	Covetrus Inc.	163,590	3,748
*	Magellan Health Inc.	37,325	2,817
*	Allscripts Healthcare Solutions Inc.	273,089	2,439
*	Neogen Corp.	31,988	2,437
*	AMN Healthcare Services Inc.	36,296	1,954
	Ensign Group Inc.	33,049	1,935
	Luminex Corp.	71,516	1,909
*	HMS Holdings Corp.	66,821	1,864
*	Providence Service Corp.	19,215	1,779
*	Omnicell Inc.	26,488	1,766
	Owens & Minor Inc.	105,828	1,755
*	Select Medical Holdings Corp.	86,644	1,739
*	Myriad Genetics Inc.	125,246	1,674
*	Pacira BioSciences Inc.	22,644	1,416
*	OraSure Technologies Inc.	119,625	1,402
*	Xencor Inc.	35,854	1,282
*	Cytokinetics Inc.	50,517	1,210
*	Tivity Health Inc.	73,309	1,199
*	Tabula Rasa HealthCare Inc.	20,961	1,061
*	Endo International plc	344,097	1,036
*	Meridian Bioscience Inc.	71,999	1,018
*	Supernus Pharmaceuticals Inc.	38,763	852
	Phibro Animal Health Corp. Class A	34,078	731
*	Heska Corp.	6,955	720
*	Lantheus Holdings Inc.	49,904	670
	Mesa Laboratories Inc.	2,654	653
*	AMAG Pharmaceuticals Inc.	57,521	596
*	AngioDynamics Inc.	63,244	592
	Computer Programs & Systems Inc.	21,170	579
*	CryoLife Inc.	28,494	576
*	Tactile Systems Technology Inc.	14,860	571
*	Amphastar Pharmaceuticals Inc.	27,841	567
*	Orthofix Medical Inc.	18,125	550
*	Coherus Biosciences Inc.	28,671	544
*	NextGen Healthcare Inc.	37,943	503
*	Natus Medical Inc.	26,576	483
*	Spectrum Pharmaceuticals Inc.	112,400	473
*	Surmodics Inc.	10,290	466
*	Vanda Pharmaceuticals Inc.	39,029	402
*	Cross Country Healthcare Inc.	62,706	401
	Invacare Corp.	57,594	390
*	Inogen Inc.	11,634	352
*	HealthStream Inc.	14,379	298

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Lannett Co. Inc.	56,030	295
*	Varex Imaging Corp.	26,173	290
			62,403
Industrials (16.2%)
	ABM Industries Inc.	111,918	4,269
	Hillenbrand Inc.	125,488	3,979
	Arcosa Inc.	80,967	3,748
*	Hub Group Inc. Class A	56,309	3,032
	Matson Inc.	72,277	2,896
	SkyWest Inc.	84,219	2,834
	Korn Ferry	92,460	2,820
*	Resideo Technologies Inc.	206,863	2,764
*	Atlas Air Worldwide Holdings Inc.	43,881	2,474
*	Proto Labs Inc.	16,089	2,365
	Kaman Corp.	46,425	2,147
	EnPro Industries Inc.	34,466	2,017
	Astec Industries Inc.	37,923	1,999
*	PGT Innovations Inc.	98,989	1,795
	Applied Industrial Technologies Inc.	27,950	1,683
*	Chart Industries Inc.	24,240	1,593
	Pitney Bowes Inc.	289,981	1,592
	Moog Inc. Class A	25,700	1,549
	AZZ Inc.	43,943	1,526
	Greenbrier Cos. Inc.	54,877	1,492
	Granite Construction Inc.	78,538	1,460
	ArcBest Corp.	42,442	1,435
*	NOW Inc.	183,680	1,335
*	Meritor Inc.	55,841	1,271
*	Echo Global Logistics Inc.	44,734	1,222
	Brady Corp. Class A	26,035	1,221
	Cubic Corp.	25,778	1,214
	Standex International Corp.	20,857	1,206
	Barnes Group Inc.	30,294	1,200
	Matthews International Corp. Class A	52,552	1,151
*	AeroVironment Inc.	14,888	1,137
	AAR Corp.	55,499	1,120
	Deluxe Corp.	38,663	1,098
	Wabash National Corp.	88,848	1,085
	Kelly Services Inc. Class A	56,038	1,064
	Hawaiian Holdings Inc.	77,320	1,039
*	TrueBlue Inc.	60,692	1,027
	Enerpac Tool Group Corp. Class A	48,314	1,005
	Lindsay Corp.	10,025	1,002
*	Gibraltar Industries Inc.	15,800	987
*	Harsco Corp.	69,028	977
	Comfort Systems USA Inc.	19,014	963
	Mueller Industries Inc.	32,348	961
	Quanex Building Products Corp.	55,206	928
	Heartland Express Inc.	41,209	852
*	GMS Inc.	31,936	846
*	Aegion Corp. Class A	51,441	833
		Shares	Market Value• ($000)
	US Ecology Inc.	22,244	826
	National Presto Industries Inc.	8,472	762
	Marten Transport Ltd.	41,155	747
	Encore Wire Corp.	14,174	732
	Heidrick & Struggles International Inc.	32,337	699
	Resources Connection Inc.	50,871	625
*	MYR Group Inc.	14,906	579
	Insteel Industries Inc.	30,723	567
*	Lydall Inc.	29,817	560
*	DXP Enterprises Inc.	27,193	523
	Apogee Enterprises Inc.	22,015	461
	Powell Industries Inc.	14,766	399
*	Veritiv Corp.	20,966	364
	Park Aerospace Corp.	32,610	362
*	Team Inc.	51,242	326
	Viad Corp.	13,625	292
*	Forrester Research Inc.	7,871	279
	Interface Inc. Class A	34,261	259
*	Foundation Building Materials Inc.	14,189	230
	Titan International Inc.	83,932	200
			88,005
Information Technology (6.2%)
*	Sanmina Corp.	114,589	3,243
*	TTM Technologies Inc.	166,015	1,903
*	Insight Enterprises Inc.	29,028	1,736
*	NETGEAR Inc.	49,638	1,655
*	MaxLinear Inc. Class A	60,833	1,481
*	Bottomline Technologies DE Inc.	26,775	1,275
	Kulicke & Soffa Industries Inc.	52,468	1,258
*	Rambus Inc.	89,517	1,202
*	Onto Innovation Inc.	35,994	1,124
	Badger Meter Inc.	18,112	1,117
*	Photronics Inc.	109,453	1,098
*	ScanSource Inc.	42,631	1,053
*	Unisys Corp.	87,932	1,025
*	Sykes Enterprises Inc.	29,770	986
*	ePlus Inc.	12,220	938
	ADTRAN Inc.	80,405	892
*	MicroStrategy Inc. Class A	5,715	825
*	FARO Technologies Inc.	14,557	822
	MTS Systems Corp.	29,979	731
*	CEVA Inc.	16,974	717
	Plantronics Inc.	55,923	691
	Cohu Inc.	38,573	663
*	Axcelis Technologies Inc.	26,490	626
*	Knowles Corp.	40,572	611
	Benchmark Electronics Inc.	30,043	589
*	SMART Global Holdings Inc.	22,960	579
	Methode Electronics Inc.	19,376	549
	CTS Corp.	25,014	523
*	CalAmp Corp.	57,802	472
	PC Connection Inc.	10,638	471
*	Cardtronics plc Class A	20,486	445

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Applied Optoelectronics Inc.	32,331	376
*	Arlo Technologies Inc.	63,989	367
*	PDF Solutions Inc.	17,449	361
*	DSP Group Inc.	20,568	295
	Daktronics Inc.	62,586	277
	Ebix Inc.	11,912	275
	Bel Fuse Inc. Class B	16,931	204
			33,455
Materials (6.6%)
	Quaker Chemical Corp.	21,774	4,137
	Boise Cascade Co.	65,837	3,015
*	GCP Applied Technologies Inc.	90,628	2,362
*	Livent Corp.	245,590	2,083
	Cleveland-Cliffs Inc.	294,646	1,939
*	Arconic Corp.	80,594	1,793
	HB Fuller Co.	37,133	1,789
	Stepan Co.	15,113	1,742
*	Ferro Corp.	138,147	1,723
	Trinseo SA	64,251	1,601
	Warrior Met Coal Inc.	85,983	1,330
	P H Glatfelter Co.	74,522	1,117
*	Clearwater Paper Corp.	27,776	935
	Myers Industries Inc.	60,081	919
*	Century Aluminum Co.	84,361	833
	Materion Corp.	14,981	818
	Hawkins Inc.	15,875	797
	Carpenter Technology Corp.	36,091	759
*	Kraton Corp.	53,448	750
*	US Concrete Inc.	26,555	709
	Neenah Inc.	15,209	673
	Kaiser Aluminum Corp.	9,833	632
*	AdvanSix Inc.	47,156	600
	FutureFuel Corp.	43,309	524
	SunCoke Energy Inc.	139,682	500
	American Vanguard Corp.	20,837	295
	Tredegar Corp.	17,428	295
	Mercer International Inc.	31,558	265
	Rayonier Advanced Materials Inc.	83,588	264
*	TimkenSteel Corp.	66,944	252
	Haynes International Inc.	11,373	213
	Olympic Steel Inc.	15,249	168
			35,832
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	75,410	—
Real Estate (9.4%)
	Uniti Group Inc.	326,039	3,202
	Lexington Realty Trust	236,568	2,690
	Global Net Lease Inc.	150,290	2,630
	Industrial Logistics Properties Trust	109,475	2,361
	Realogy Holdings Corp.	193,820	2,148
	Brandywine Realty Trust	177,648	1,977
	Office Properties Income Trust	80,980	1,931
		Shares	Market Value• ($000)
	CoreCivic Inc.	201,014	1,871
	DiamondRock Hospitality Co.	334,816	1,775
	Xenia Hotels & Resorts Inc.	190,666	1,712
	Kite Realty Group Trust	141,375	1,589
	CareTrust REIT Inc.	82,004	1,588
	Washington REIT	71,900	1,577
	National Storage Affiliates Trust	44,790	1,537
	Diversified Healthcare Trust	399,759	1,519
	iStar Inc.	122,104	1,512
	Retail Properties of America Inc. Class A	226,718	1,431
	SITE Centers Corp.	184,975	1,389
	Easterly Government Properties Inc.	55,538	1,343
	Four Corners Property Trust Inc.	48,481	1,224
	LTC Properties Inc.	30,994	1,131
	Summit Hotel Properties Inc.	177,612	1,046
	Retail Opportunity Investments Corp.	87,782	977
[1]	Tanger Factory Outlet Centers Inc.	156,699	892
	American Assets Trust Inc.	32,222	823
	Franklin Street Properties Corp.	180,647	800
	Independence Realty Trust Inc.	68,306	800
	Getty Realty Corp.	27,131	795
	RPT Realty	135,092	792
	Alexander & Baldwin Inc.	64,948	786
	Acadia Realty Trust	64,929	736
	Chatham Lodging Trust	79,180	548
*	Marcus & Millichap Inc.	19,316	545
	Armada Hoffler Properties Inc.	53,337	539
	Whitestone REIT	70,506	453
	Hersha Hospitality Trust Class A	60,324	388
	NexPoint Residential Trust Inc.	9,071	376
	Investors Real Estate Trust	4,479	318
	RE/MAX Holdings Inc. Class A	8,784	309
	Saul Centers Inc.	8,513	239
[1]	Washington Prime Group Inc.	313,889	213
	Urstadt Biddle Properties Inc. Class A	18,551	172
	Pennsylvania REIT	101,831	112
			50,796
Utilities (1.4%)
	Avista Corp.	112,992	4,165
	Northwest Natural Holding Co.	25,649	1,311
	California Water Service Group	27,026	1,225
	South Jersey Industries Inc.	52,842	1,171
			7,872
Total Common Stocks (Cost $613,282)			541,453

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5] Vanguard Market Liquidity Fund, 0.147%	152,526	15,253
	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6] United States Treasury Bill, 0.208%, 9/15/20	52	52
Total Temporary Cash Investments (Cost $15,302)		15,305
Total Investments (102.6%) (Cost $628,584)		556,758
Other Assets and Liabilities-Net (-2.6%)		(14,350)
Net Assets (100%)		542,408
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,030,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $14,727,000 was received for securities on loan.
6	Securities with a value of $52,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	14	1,093	(4)
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $613,334)	541,505
Affiliated Issuers (Cost $15,250)	15,253
Total Investments in Securities	556,758
Investment in Vanguard	21
Cash	894
Cash Collateral Pledged—Futures Contracts	29
Receivables for Accrued Income	445
Receivables for Capital Shares Issued	2,816
Total Assets	560,963
Liabilities
Payables for Investment Securities Purchased	3,732
Collateral for Securities on Loan	14,727
Payables for Capital Shares Redeemed	49
Payables to Vanguard	38
Variation Margin Payable—Futures Contracts	9
Total Liabilities	18,555
Net Assets	542,408
At August 31, 2020, net assets consisted of:

Paid-in Capital	689,383
Total Distributable Earnings (Loss)	(146,975)
Net Assets	542,408

ETF Shares—Net Assets
Applicable to 4,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	500,651
Net Asset Value Per Share—ETF Shares	$112.51

Institutional Shares—Net Assets
Applicable to 177,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,757
Net Asset Value Per Share—Institutional Shares	$235.47
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	8,595
Interest[1]	10
Securities Lending—Net	559
Total Income	9,164
Expenses
The Vanguard Group—Note B
Investment Advisory Services	67
Management and Administrative—ETF Shares	430
Management and Administrative—Institutional Shares	18
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	2
Custodian Fees	53
Auditing Fees	31
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	653
Expenses Paid Indirectly	(10)
Net Expenses	643
Net Investment Income	8,521
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	33,374
Futures Contracts	(289)
Realized Net Gain (Loss)	33,085
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(50,645)
Futures Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	(50,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,042)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, ($2,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $65,655,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,521	6,818
Realized Net Gain (Loss)	33,085	(17,064)
Change in Unrealized Appreciation (Depreciation)	(50,648)	(59,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,042)	(69,943)
Distributions[1]
ETF Shares	(7,104)	(6,228)
Institutional Shares	(761)	(546)
Total Distributions	(7,865)	(6,774)
Capital Share Transactions
ETF Shares	138,867	34,893
Institutional Shares	12,441	7,713
Net Increase (Decrease) from Capital Share Transactions	151,308	42,606
Total Increase (Decrease)	134,401	(34,111)
Net Assets
Beginning of Period	408,007	442,118
End of Period	542,408	408,007
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$123.23	$149.05	$118.23	$106.98	$94.66
Investment Operations
Net Investment Income	2.182[1]	2.141[1]	2.087[1]	1.749[1]	1.352
Net Realized and Unrealized Gain (Loss) on Investments	(10.786)	(25.811)	30.593	11.165	12.736
Total from Investment Operations	(8.604)	(23.670)	32.680	12.914	14.088
Distributions
Dividends from Net Investment Income	(2.116)	(2.150)	(1.860)	(1.664)	(1.768)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.116)	(2.150)	(1.860)	(1.664)	(1.768)
Net Asset Value, End of Period	$112.51	$123.23	$149.05	$118.23	$106.98
Total Return	-7.08%	-15.93%	27.84%	12.11%	15.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$501	$373	$410	$210	$126
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.66%	1.54%	1.49%	1.49%
Portfolio Turnover Rate[2]	46%	39%	34%	46%	42%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$257.69	$311.75	$247.26	$223.74	$198.02
Investment Operations
Net Investment Income	4.805[1]	4.609[1]	4.630[1]	3.829[1]	3.057
Net Realized and Unrealized Gain (Loss) on Investments	(22.489)	(53.914)	64.065	23.461	26.649
Total from Investment Operations	(17.684)	(49.305)	68.695	27.290	29.706
Distributions
Dividends from Net Investment Income	(4.536)	(4.755)	(4.205)	(3.770)	(3.986)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.536)	(4.755)	(4.205)	(3.770)	(3.986)
Net Asset Value, End of Period	$235.47	$257.69	$311.75	$247.26	$223.74
Total Return	-6.94%	-15.87%	28.01%	12.25%	15.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$35	$32	$12	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.00%	1.73%	1.66%	1.61%	1.61%
Portfolio Turnover Rate[2]	46%	39%	34%	46%	42%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	541,453	—	—	541,453
Temporary Cash Investments	15,253	52	—	15,305
Total	556,706	52	—	556,758

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	65,790
Total Distributable Earnings (Loss)	(65,790)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,088
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(74,435)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(74,628)

S&P Small-Cap 600 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	7,865	6,774
Long-Term Capital Gains	—	—
Total	7,865	6,774
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	631,386
Gross Unrealized Appreciation	58,573
Gross Unrealized Depreciation	(133,201)
Net Unrealized Appreciation (Depreciation)	(74,628)
F.	During the year ended August 31, 2020, the fund purchased $589,282,000 of investment securities and sold $436,448,000 of investment securities, other than temporary cash investments. Purchases and sales include $292,732,000 and $232,155,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $140,377,000 and $99,488,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	381,520	3,375	111,667	925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(242,653)	(1,950)	(76,774)	(650)
Net Increase (Decrease)—ETF Shares	138,867	1,425	34,893	275

S&P Small-Cap 600 Value Index Fund
	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	25,956	102	19,429	76
Issued in Lieu of Cash Distributions	598	2	498	2
Redeemed	(14,113)	(64)	(12,214)	(45)
Net Increase (Decrease)—Institutional Shares	12,441	40	7,713	33
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 7, 2010, Through August 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)	Final Value of a $10,000 Investment
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	5.37%	9.34%	13.28%	$34,729
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	5.48	9.36	13.29	34,745
S&P SmallCap 600 Growth Index	5.48	9.50	13.48	35,322
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.20	13.77	14.45	38,458
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund
Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2020
	One Year	Five Years	Since Inception (9/7/2010)
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	5.48%	56.39%	247.45%
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	5.37	56.30	247.29
S&P SmallCap 600 Growth Index	5.48	57.44	253.22
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
The market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of August 31, 2020
Communication Services	2.6%
Consumer Discretionary	14.9
Consumer Staples	3.3
Energy	1.3
Financials	11.0
Health Care	14.0
Industrials	20.3
Information Technology	20.0
Materials	3.9
Other	0.0
Real Estate	7.0
Utilities	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.6%)
	Cogent Communications Holdings Inc.	36,531	2,457
	Shenandoah Telecommunications Co.	22,839	1,263
*	Iridium Communications Inc.	40,887	1,145
*	Vonage Holdings Corp.	90,355	1,035
*	Glu Mobile Inc.	114,561	910
*	TechTarget Inc.	19,888	789
*	QuinStreet Inc.	40,701	535
	EW Scripps Co. Class A	22,522	250
			8,384
Consumer Discretionary (14.9%)
	Wingstop Inc.	25,753	4,208
*	Fox Factory Holding Corp.	35,695	3,598
*	YETI Holdings Inc.	58,285	2,995
	LCI Industries	21,882	2,486
*	Crocs Inc.	58,652	2,341
*	LGI Homes Inc.	18,990	2,124
*	Shake Shack Inc. Class A	30,571	2,086
*	Stamps.com Inc.	7,912	1,973
	MDC Holdings Inc.	43,912	1,905
	Callaway Golf Co.	81,926	1,709
*	Meritage Homes Corp.	17,536	1,684
*	Installed Building Products Inc.	18,414	1,599
	Winnebago Industries Inc.	29,335	1,583
*	Cavco Industries Inc.	7,506	1,433
	Steven Madden Ltd.	66,597	1,409
	Rent-A-Center Inc.	42,134	1,294
*	Sleep Number Corp.	24,058	1,155
*	Dorman Products Inc.	13,573	1,149
*	Asbury Automotive Group Inc.	8,564	906
	Dine Brands Global Inc.	14,292	851
	Shutterstock Inc.	16,747	843
*	iRobot Corp.	10,680	791
	Monro Inc.	16,225	748
	Bloomin' Brands Inc.	51,779	742
*	Boot Barn Holdings Inc.	25,083	708
	La-Z-Boy Inc.	19,232	625
*	Gentherm Inc.	13,625	616
		Shares	Market Value• ($000)
*	M/I Homes Inc.	13,160	560
*	Universal Electronics Inc.	12,114	498
*	Zumiez Inc.	17,486	449
*	Century Communities Inc.	11,987	428
*	America's Car-Mart Inc.	3,907	393
[1]	Dave & Buster's Entertainment Inc.	23,565	392
*	Perdoceo Education Corp.	26,473	380
*	Chuy's Holdings Inc.	14,533	323
	PetMed Express Inc.	9,167	319
	Buckle Inc.	15,735	295
*	Monarch Casino & Resort Inc.	6,385	294
*	Hibbett Sports Inc.	7,585	253
	Ruth's Hospitality Group Inc.	17,670	182
*	El Pollo Loco Holdings Inc.	9,017	161
*	Liquidity Services Inc.	12,011	87
			48,575
Consumer Staples (3.2%)
	WD-40 Co.	11,899	2,432
	J & J Snack Foods Corp.	12,989	1,766
	Medifast Inc.	10,256	1,669
	Coca-Cola Consolidated Inc.	4,040	1,104
	Inter Parfums Inc.	15,374	687
	Vector Group Ltd.	66,522	670
	John B Sanfilippo & Son Inc.	7,781	620
	PriceSmart Inc.	8,557	562
	Calavo Growers Inc.	8,008	508
*,1	National Beverage Corp.	4,880	397
	MGP Ingredients Inc.	5,012	178
			10,593
Energy (1.3%)
*	Matador Resources Co.	95,393	928
*	PDC Energy Inc.	42,434	643
	DMC Global Inc.	12,832	455
*	Helix Energy Solutions Group Inc.	124,332	445
	Core Laboratories NV	15,145	317
*	Par Pacific Holdings Inc.	33,590	292
*	SEACOR Holdings Inc.	8,345	264
*	REX American Resources Corp.	2,294	142
*	Penn Virginia Corp.	11,764	134

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Talos Energy Inc.	17,626	132
	QEP Resources Inc.	98,762	128
*	Callon Petroleum Co.	18,151	120
*	Geospace Technologies Corp.	11,891	78
*	Newpark Resources Inc.	40,056	78
*	Dorian LPG Ltd.	6,191	52
			4,208
Financials (11.0%)
	Kinsale Capital Group Inc.	18,018	3,734
*	Palomar Holdings Inc.	15,413	1,732
*	Trupanion Inc.	25,972	1,629
	Community Bank System Inc.	25,851	1,555
	PennyMac Mortgage Investment Trust	86,946	1,490
	ServisFirst Bancshares Inc.	40,308	1,477
*	eHealth Inc.	22,298	1,407
	Walker & Dunlop Inc.	25,146	1,378
*	NMI Holdings Inc. Class A	73,775	1,265
	Independent Bank Corp.	18,635	1,171
	CVB Financial Corp.	53,793	980
	Virtus Investment Partners Inc.	6,314	896
*	PRA Group Inc.	18,631	870
	United Community Banks Inc.	47,703	864
	James River Group Holdings Ltd.	17,271	841
	Westamerica Bancorp	12,664	771
*	Axos Financial Inc.	29,825	739
	Flagstar Bancorp Inc.	20,626	648
	First Hawaiian Inc.	38,424	635
	Ameris Bancorp	25,567	627
	NBT Bancorp Inc.	19,351	590
	National Bank Holdings Corp. Class A	19,162	545
	City Holding Co.	8,439	540
	AMERISAFE Inc.	8,076	539
	Meta Financial Group Inc.	27,742	535
*	Seacoast Banking Corp. of Florida	26,174	530
	First Bancorp	89,350	512
	Brightsphere Investment Group Inc.	33,101	459
	Piper Sandler Cos.	5,936	448
*	Enova International Inc.	26,157	447
	Preferred Bank	11,813	442
	Safety Insurance Group Inc.	6,075	440
	Independent Bank Group Inc.	8,919	415
	Park National Corp.	4,574	411
	BankUnited Inc.	16,901	395
	Tompkins Financial Corp.	5,967	395
	First Commonwealth Financial Corp.	47,841	392
*	Triumph Bancorp Inc.	13,524	386
	BancFirst Corp.	8,462	372
	Veritex Holdings Inc.	19,985	359
	Granite Point Mortgage Trust Inc.	48,140	320
		Shares	Market Value• ($000)
	Brookline Bancorp Inc.	30,056	289
*	Blucora Inc.	23,253	277
	TrustCo Bank Corp.	43,517	259
	ARMOUR Residential REIT Inc.	21,207	205
	Central Pacific Financial Corp.	12,920	200
	Northfield Bancorp Inc.	17,669	171
	FB Financial Corp.	5,835	158
	Greenhill & Co. Inc.	5,758	65
			35,805
Health Care (14.0%)
*	NeoGenomics Inc.	95,581	3,723
*	Momenta Pharmaceuticals Inc.	62,508	3,261
*	Medpace Holdings Inc.	23,403	3,037
*	Neogen Corp.	29,478	2,246
	CONMED Corp.	24,841	2,144
*	Glaukos Corp.	34,653	1,657
	Ensign Group Inc.	26,791	1,568
*	Omnicell Inc.	23,373	1,559
*	Pacira BioSciences Inc.	24,934	1,559
*	AMN Healthcare Services Inc.	22,084	1,189
*	HMS Holdings Corp.	42,327	1,181
*	BioTelemetry Inc.	29,722	1,176
*	Corcept Therapeutics Inc.	89,786	1,140
*	Addus HomeCare Corp.	11,783	1,104
*	Cardiovascular Systems Inc.	30,705	1,003
	US Physical Therapy Inc.	11,181	994
*	Select Medical Holdings Corp.	48,641	976
*	Xencor Inc.	24,613	880
*	Pennant Group Inc.	22,838	846
*	REGENXBIO Inc.	27,558	841
*	Cytokinetics Inc.	31,967	766
*	Enanta Pharmaceuticals Inc.	14,110	736
*	Coherus Biosciences Inc.	38,232	725
*	Innoviva Inc.	58,221	682
*	Hanger Inc.	32,898	650
*	CorVel Corp.	7,665	636
	Simulations Plus Inc.	10,671	636
*	Supernus Pharmaceuticals Inc.	25,611	563
*	Community Health Systems Inc.	104,167	539
	Mesa Laboratories Inc.	2,150	529
*	RadNet Inc.	36,416	525
*	Anika Therapeutics Inc.	12,368	474
	LeMaitre Vascular Inc.	14,415	465
*	Lantheus Holdings Inc.	31,688	425
*	Heska Corp.	3,760	390
*	CryoLife Inc.	18,111	366
*	Tabula Rasa HealthCare Inc.	6,974	353
*	Eagle Pharmaceuticals Inc.	8,829	350
*	Tactile Systems Technology Inc.	9,072	349
*	Amphastar Pharmaceuticals Inc.	15,041	307
*	NextGen Healthcare Inc.	22,922	304
*	HealthStream Inc.	14,588	302
*	Inogen Inc.	9,923	300
*	Surmodics Inc.	6,525	295
*	Natus Medical Inc.	15,493	281

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Vanda Pharmaceuticals Inc.	26,773	276
*	ANI Pharmaceuticals Inc.	8,242	258
*	Cutera Inc.	15,103	247
*	Varex Imaging Corp.	20,347	226
*	Orthofix Medical Inc.	7,399	225
*	Zynex Inc.	13,229	196
*	Spectrum Pharmaceuticals Inc.	41,706	176
			45,636
Industrials (20.2%)
	Exponent Inc.	44,874	3,610
	Simpson Manufacturing Co. Inc.	34,432	3,386
	UFP Industries Inc.	53,191	3,157
*	Saia Inc.	22,696	3,046
	John Bean Technologies Corp.	27,567	2,826
*	Aerojet Rocketdyne Holdings Inc.	62,890	2,602
	UniFirst Corp.	13,273	2,557
	Watts Water Technologies Inc. Class A	23,929	2,291
*	Proto Labs Inc.	14,827	2,180
	ESCO Technologies Inc.	22,665	2,038
	AAON Inc.	35,331	2,011
	Franklin Electric Co. Inc.	33,355	1,980
	Federal Signal Corp.	52,442	1,684
*	SPX Corp.	38,788	1,623
*	SPX FLOW Inc.	37,126	1,614
	Allegiant Travel Co. Class A	11,422	1,469
	Forward Air Corp.	24,350	1,436
*	Vicor Corp.	16,103	1,401
	Albany International Corp. Class A	26,725	1,387
	Brady Corp. Class A	28,664	1,344
*	Gibraltar Industries Inc.	20,031	1,251
*	Chart Industries Inc.	18,077	1,188
*	American Woodmark Corp.	13,554	1,186
	Applied Industrial Technologies Inc.	19,205	1,156
	Comfort Systems USA Inc.	21,909	1,110
	Patrick Industries Inc.	19,233	1,081
	Tennant Co.	16,054	1,067
	Barnes Group Inc.	25,590	1,013
	Mueller Industries Inc.	32,613	969
	Griffon Corp.	44,393	965
	Alamo Group Inc.	8,466	939
*	AeroVironment Inc.	11,091	847
	Raven Industries Inc.	31,194	775
*	Meritor Inc.	33,963	773
	Moog Inc. Class A	12,797	772
	Cubic Corp.	13,894	654
	Encore Wire Corp.	10,563	545
*	GMS Inc.	20,292	538
	Marten Transport Ltd.	29,523	536
*	CIRCOR International Inc.	17,430	517
*	Harsco Corp.	33,021	467
	Deluxe Corp.	16,391	466
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	21,314	443
	Lindsay Corp.	4,248	425
	US Ecology Inc.	10,672	396
	Heartland Express Inc.	19,023	394
	Triumph Group Inc.	45,277	327
*	MYR Group Inc.	6,782	263
	Interface Inc. Class A	33,173	251
	Apogee Enterprises Inc.	11,488	240
	Viad Corp.	10,610	227
*	Forrester Research Inc.	5,195	184
*	Foundation Building Materials Inc.	8,011	130
	RR Donnelley & Sons Co.	62,475	83
			65,820
Information Technology (19.9%)
	Brooks Automation Inc.	64,210	3,315
*	LivePerson Inc.	53,595	3,197
	Power Integrations Inc.	51,954	2,908
*	Viavi Solutions Inc.	198,438	2,646
*	Advanced Energy Industries Inc.	33,312	2,469
*	SPS Commerce Inc.	30,407	2,429
*	Fabrinet	31,969	2,231
*	Alarm.com Holdings Inc.	36,926	2,211
*	Plexus Corp.	25,408	1,933
*	ExlService Holdings Inc.	29,875	1,903
*	Itron Inc.	31,116	1,854
*	Rogers Corp.	16,246	1,841
	EVERTEC Inc.	51,926	1,818
*	Diodes Inc.	36,304	1,774
	ManTech International Corp. Class A	23,570	1,764
*	FormFactor Inc.	66,300	1,732
*	8x8 Inc.	90,223	1,523
	Progress Software Corp.	38,988	1,477
	Xperi Holding Corp.	100,123	1,255
	NIC Inc.	58,299	1,246
*	Perficient Inc.	28,798	1,236
	CSG Systems International Inc.	28,784	1,225
*	OSI Systems Inc.	14,582	1,148
*	Virtusa Corp.	26,232	1,037
	Badger Meter Inc.	15,968	985
*	Insight Enterprises Inc.	15,657	936
*	Bottomline Technologies DE Inc.	19,161	913
	TTEC Holdings Inc.	15,413	874
*	Ultra Clean Holdings Inc.	34,734	852
*	Knowles Corp.	53,930	812
*	Onto Innovation Inc.	22,781	712
*	Rambus Inc.	52,260	702
	Kulicke & Soffa Industries Inc.	27,172	652
	Methode Electronics Inc.	22,278	631
*	MaxLinear Inc. Class A	25,792	628
*	OneSpan Inc.	28,425	613
*	Sykes Enterprises Inc.	17,392	576
*,1	3D Systems Corp.	103,480	568

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Diebold Nixdorf Inc.	67,458	563
*	MicroStrategy Inc. Class A	3,768	544
*	Veeco Instruments Inc.	43,024	512
*	Ichor Holdings Ltd.	19,853	499
*	Harmonic Inc.	84,051	496
*	Extreme Networks Inc.	104,886	458
*	Cardtronics plc Class A	20,738	450
*	Agilysys Inc.	17,537	445
*	FARO Technologies Inc.	7,867	444
*	CEVA Inc.	10,353	437
*	ePlus Inc.	5,412	415
	Comtech Telecommunications Corp.	21,572	358
*	Axcelis Technologies Inc.	14,902	352
*	Digi International Inc.	25,317	345
*	PDF Solutions Inc.	15,528	321
	Benchmark Electronics Inc.	16,217	318
	CTS Corp.	15,083	315
	Ebix Inc.	13,121	303
	Cohu Inc.	16,257	280
*	Arlo Technologies Inc.	34,395	197
	PC Connection Inc.	3,994	177
*	DSP Group Inc.	9,481	136
			64,991
Materials (3.9%)
	Balchem Corp.	28,135	2,749
	Innospec Inc.	21,382	1,597
	Cleveland-Cliffs Inc.	194,317	1,279
	HB Fuller Co.	25,510	1,229
	Stepan Co.	9,577	1,104
*	Arconic Corp.	41,772	929
	Schweitzer-Mauduit International Inc.	27,153	823
	Kaiser Aluminum Corp.	8,660	557
	Materion Corp.	9,901	540
	Carpenter Technology Corp.	22,890	481
*	Koppers Holdings Inc.	18,273	440
	Neenah Inc.	6,751	299
	Tredegar Corp.	12,445	211
	American Vanguard Corp.	12,207	173
	Mercer International Inc.	18,511	155
	Haynes International Inc.	5,011	94
			12,660
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	35,713	—
Real Estate (7.0%)
	Agree Realty Corp.	46,882	3,137
	Innovative Industrial Properties Inc.	18,540	2,282
	Essential Properties Realty Trust Inc.	80,087	1,359
	Lexington Realty Trust	117,846	1,340
	National Storage Affiliates Trust	30,772	1,056
	Four Corners Property Trust Inc.	36,120	912
		Shares	Market Value• ($000)
	Easterly Government Properties Inc.	36,623	886
	Community Healthcare Trust Inc.	17,927	837
	CareTrust REIT Inc.	40,829	791
	Washington REIT	34,401	755
	Universal Health Realty Income Trust	11,019	735
	LTC Properties Inc.	18,095	660
	American Assets Trust Inc.	25,103	641
	Safehold Inc.	11,551	641
*	St. Joe Co.	27,179	631
	Brandywine Realty Trust	56,405	628
	Retail Opportunity Investments Corp.	55,712	620
	NexPoint Residential Trust Inc.	14,320	593
	Investors Real Estate Trust	8,261	587
	Independence Realty Trust Inc.	47,004	550
	Acadia Realty Trust	41,221	468
	Getty Realty Corp.	15,855	464
	Retail Properties of America Inc. Class A	68,904	435
	RE/MAX Holdings Inc. Class A	11,216	394
	Alexander & Baldwin Inc.	25,552	309
*	Marcus & Millichap Inc.	10,408	294
	SITE Centers Corp.	33,814	254
	Armada Hoffler Properties Inc.	21,484	217
	Saul Centers Inc.	5,842	164
	Urstadt Biddle Properties Inc. Class A	16,394	153
			22,793
Utilities (1.7%)
	American States Water Co.	32,108	2,443
	California Water Service Group	28,412	1,288
	South Jersey Industries Inc.	53,122	1,177
	Northwest Natural Holding Co.	13,289	679
			5,587
Total Common Stocks (Cost $324,972)			325,052

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5] Vanguard Market Liquidity Fund, 0.147% (Cost $1,153)	11,535	1,153
Total Investments (100.1%) (Cost $326,125)		326,205
Other Assets and Liabilities-Net (-0.1%)		(328)
Net Assets (100%)		325,877
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,078,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,153,000 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	10	781	1
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $324,972)	325,052
Affiliated Issuers (Cost $1,153)	1,153
Total Investments in Securities	326,205
Investment in Vanguard	14
Cash	399
Cash Collateral Pledged—Futures Contracts	20
Receivables for Investment Securities Sold	81
Receivables for Accrued Income	201
Receivables for Capital Shares Issued	7,951
Total Assets	334,871
Liabilities
Payables for Investment Securities Purchased	4,493
Collateral for Securities on Loan	1,153
Payables for Capital Shares Redeemed	3,323
Payables to Vanguard	24
Variation Margin Payable—Futures Contracts	1
Total Liabilities	8,994
Net Assets	325,877
At August 31, 2020, net assets consisted of:

Paid-in Capital	395,906
Total Distributable Earnings (Loss)	(70,029)
Net Assets	325,877

ETF Shares—Net Assets
Applicable to 2,050,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	325,877
Net Asset Value Per Share—ETF Shares	$158.96
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Dividends	3,796
Interest[1]	10
Securities Lending—Net	67
Total Income	3,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	52
Management and Administrative	373
Marketing and Distribution	21
Custodian Fees	26
Auditing Fees	31
Shareholders’ Reports	27
Trustees’ Fees and Expenses	—
Total Expenses	530
Expenses Paid Indirectly	(12)
Net Expenses	518
Net Investment Income	3,355
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	31,770
Futures Contracts	(297)
Realized Net Gain (Loss)	31,473
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(23,229)
Futures Contracts	41
Change in Unrealized Appreciation (Depreciation)	(23,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,640
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, $2,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $39,536,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,355	4,130
Realized Net Gain (Loss)	31,473	2,191
Change in Unrealized Appreciation (Depreciation)	(23,188)	(87,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,640	(81,367)
Distributions[1]
Total Distributions	(3,615)	(4,022)
Capital Share Transactions
Issued	157,186	143,774
Issued in Lieu of Cash Distributions	—	—
Redeemed	(231,591)	(213,358)
Net Increase (Decrease) from Capital Share Transactions	(74,405)	(69,584)
Total Increase (Decrease)	(66,380)	(154,973)
Net Assets
Beginning of Period	392,257	547,230
End of Period	325,877	392,257
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$152.33	$179.42	$132.10	$117.25	$106.99
Investment Operations
Net Investment Income	1.464[1]	1.475[1]	1.222[1]	1.222[1]	1.180
Net Realized and Unrealized Gain (Loss) on Investments	6.656	(27.154)	47.288	14.762	10.685
Total from Investment Operations	8.120	(25.679)	48.510	15.984	11.865
Distributions
Dividends from Net Investment Income	(1.490)	(1.411)	(1.190)	(1.134)	(1.605)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.490)	(1.411)	(1.190)	(1.134)	(1.605)
Net Asset Value, End of Period	$158.96	$152.33	$179.42	$132.10	$117.25
Total Return	5.37%	-14.32%	36.92%	13.67%	11.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$392	$547	$264	$132
Ratio of Total Expenses to Average Net Assets	0.15%	0.16%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.94%	0.80%	0.95%	1.15%
Portfolio Turnover Rate[2]	57%	47%	37%	48%	48%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of August 31, 2020.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	325,052	—	—	325,052
Temporary Cash Investments	1,153	—	—	1,153
Total	326,205	—	—	326,205

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1
1	Represents variation margin on the last day of the reporting period.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	39,574
Total Distributable Earnings (Loss)	(39,574)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	565
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(70,490)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(104)

S&P Small-Cap 600 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	3,615	4,022
Long-Term Capital Gains	—	—
Total	3,615	4,022
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	326,309
Gross Unrealized Appreciation	44,041
Gross Unrealized Depreciation	(44,145)
Net Unrealized Appreciation (Depreciation)	(104)
F.	During the year ended August 31, 2020, the fund purchased $333,824,000 of investment securities and sold $407,724,000 of investment securities, other than temporary cash investments. Purchases and sales include $85,004,000 and $213,444,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $108,245,000 and $117,143,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2020 Shares (000)	2019 Shares (000)

ETF Shares
Issued	1,075	900
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,600)	(1,375)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	(525)	(475)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 19, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard S&P Small-Cap 600 Index Funds
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Small-Cap 600 Index Fund	24,187
S&P Small-Cap 600 Value Index Fund	6,012
S&P Small-Cap 600 Growth Index Fund	2,893
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Small-Cap 600 Index Fund	5,004
S&P Small-Cap 600 Value Index Fund	1,251
S&P Small-Cap 600 Growth Index Fund	415
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P Small-Cap 600 Index Fund	74.4%
S&P Small-Cap 600 Value Index Fund	73.3
S&P Small-Cap 600 Growth Index Fund	85.7

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, andWorldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010–2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
Vanguard Marketing Corporation, Distributor.
Q18450 102020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2020: $277,000
Fiscal Year Ended August 31, 2019: $286,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2020: $10,761,407
Fiscal Year Ended August 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended August 31, 2020: $2,915,863
Fiscal Year Ended August 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended August 31, 2020: $247,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended August 31, 2020: $115,000
Fiscal Year Ended August 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2020: $362,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In March 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard S&P 500 Value Index Fund, Vanguard S&P 500 Growth Index Fund, Vanguard S&P 400 Mid-Cap Index Fund, Vanguard S&P 400 Mid-Cap Value Index Fund, Vanguard S&P 400 Mid-Cap Growth Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Treasury Money Market Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.

(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

VANGUARD ADMIRAL FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 20, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020 (see File Number 2-52698), Incorporated by Reference.